FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/10

Item 1. Schedule of Investments.

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited)

FHLMC, 2.673%, 7/01/30	$ 20,570	$ 21,512
FHLMC, 2.675%, 9/01/34	259,664	270,357
FHLMC, 2.676%, 6/01/35	1,410,895	1,458,920
FHLMC, 2.681%, 12/01/35	25,377,635	26,340,676
FHLMC, 2.684%, 4/01/25 - 8/01/30	55,756	58,220
FHLMC, 2.69%, 5/01/32	339,842	353,267
FHLMC, 2.695%, 6/01/35	4,753,165	4,981,017
FHLMC, 2.698%, 5/01/35	139,135	143,867
FHLMC, 2.702%, 3/01/27 - 5/01/35	175,407	182,927
FHLMC, 2.705%, 3/01/32	235,756	245,730
FHLMC, 2.715%, 4/01/25	104,101	108,651
FHLMC, 2.717%, 11/01/34	298,874	310,075
FHLMC, 2.719%, 10/01/33	271,647	281,639
FHLMC, 2.72%, 3/01/33 - 8/01/33	1,223,173	1,264,728
FHLMC, 2.724%, 8/01/25 - 11/01/34	502,796	522,478
FHLMC, 2.73%, 4/01/33	67,347	70,110
FHLMC, 2.732%, 1/01/36	721,888	751,450
FHLMC, 2.734%, 10/01/34	2,411,800	2,494,599
FHLMC, 2.736%, 12/01/32	80,573	83,792
FHLMC, 2.742%, 4/01/33 - 2/01/35	1,141,844	1,182,014
FHLMC, 2.744%, 2/01/24 - 7/01/35	387,195	400,248
FHLMC, 2.745%, 1/01/30	276,102	288,756
FHLMC, 2.747%, 9/01/33	59,722	61,738
FHLMC, 2.75%, 12/01/19 - 7/01/32	767,544	800,276
FHLMC, 2.752%, 9/01/34	1,422,601	1,480,529
FHLMC, 2.754%, 8/01/32	207,032	216,057
FHLMC, 2.755%, 11/01/28	6,760	7,044
FHLMC, 2.758%, 6/01/34	1,360,494	1,413,675
FHLMC, 2.767%, 1/01/36	1,627,596	1,692,604
FHLMC, 2.77%, 11/01/33	100,582	104,719
FHLMC, 2.771%, 4/01/34 - 1/01/35	264,295	274,022
FHLMC, 2.773%, 4/01/18 - 6/01/34	938,622	981,411
FHLMC, 2.775%, 9/01/33 - 5/01/35	3,005,480	3,155,203
FHLMC, 2.781%, 12/01/35	1,430,625	1,490,006
FHLMC, 2.783%, 4/01/31	33,292	34,932
FHLMC, 2.786%, 4/01/28	112,506	117,713
FHLMC, 2.788%, 7/01/33	83,248	86,742
FHLMC, 2.795%, 8/01/30	1,737,590	1,820,665
FHLMC, 2.80%, 5/01/35	4,308,895	4,435,858
FHLMC, 2.802%, 7/01/35	98,158	102,180
FHLMC, 2.805%, 7/01/29	59,544	62,253
FHLMC, 2.806%, 10/01/24	795,282	831,317
FHLMC, 2.808%, 5/01/35	335,355	351,979
FHLMC, 2.815%, 5/01/32	277,902	290,714
FHLMC, 2.818%, 7/01/30	121,397	127,167
FHLMC, 2.823%, 10/01/33	1,837,885	1,910,579
FHLMC, 2.827%, 8/01/27	751,569	786,789
FHLMC, 2.828%, 5/01/25 - 3/01/36	971,281	1,023,272
FHLMC, 2.84%, 9/01/27	53,621	56,245
FHLMC, 2.841%, 8/01/30	373,363	390,364
FHLMC, 2.842%, 2/01/24	137,587	144,347
FHLMC, 2.843%, 5/01/33	41,895	43,866
FHLMC, 2.845%, 1/01/29	296,039	308,948
FHLMC, 2.849%, 11/01/32	206,560	215,025
FHLMC, 2.85%, 5/01/32 - 1/01/33	1,703,885	1,780,240
FHLMC, 2.853%, 4/01/29	9,968	10,405
FHLMC, 2.856%, 10/01/25	355,009	371,698
FHLMC, 2.858%, 11/01/32	137,201	142,799
FHLMC, 2.86%, 3/01/34	1,319,595	1,388,082
FHLMC, 2.864%, 3/01/35	831,318	865,563
FHLMC, 2.865%, 4/01/30	292,452	304,438
FHLMC, 2.871%, 10/01/31	1,671,170	1,744,966
FHLMC, 2.875%, 7/01/18 - 7/01/26	21,800	22,495
FHLMC, 2.889%, 11/01/35	21,423,311	22,203,660
FHLMC, 2.895%, 2/01/30	997,198	1,042,815
FHLMC, 2.90%, 7/01/35	854,363	889,191

FHLMC, 2.906%, 2/01/32	$	175,461	$	184,336
FHLMC, 2.907%, 11/01/33		61,234		63,752
FHLMC, 2.908%, 7/01/30		156,330		164,147
FHLMC, 2.91%, 11/01/23		7,853		8,209
FHLMC, 2.913%, 9/01/32		70,344		72,953
FHLMC, 2.929%, 7/01/33		274,297		284,983
FHLMC, 2.93%, 3/01/35		147,681		154,357
FHLMC, 2.932%, 6/01/34		275,078		287,961
FHLMC, 2.943%, 10/01/30		16,178		16,698
FHLMC, 2.947%, 3/01/33		92,280		96,150
FHLMC, 2.961%, 2/01/33		135,098		141,896
FHLMC, 2.966%, 8/01/31		201,574		211,649
FHLMC, 2.967%, 7/01/35		10,537,064		10,943,113
FHLMC, 2.98%, 5/01/18		12,031		12,635
FHLMC, 2.981%, 7/01/30		335,735		352,133
FHLMC, 2.99%, 8/01/19		60,516		63,055
FHLMC, 2.991%, 1/01/35		320,108		332,646
FHLMC, 2.995%, 8/01/30		31,595		32,964
FHLMC, 3.00%, 10/01/32		33,523		34,888
FHLMC, 3.012%, 8/01/30		143,133		149,796
FHLMC, 3.013%, 8/01/34		144,959		150,544
FHLMC, 3.015%, 3/01/32		40,637		42,570
FHLMC, 3.019%, 10/01/32 - 11/01/35		194,069		202,103
FHLMC, 3.024%, 12/01/34		715,868		750,025
FHLMC, 3.027%, 5/01/35		350,205		364,524
FHLMC, 3.029%, 6/01/30		171,509		177,774
FHLMC, 3.046%, 7/01/24		198,653		207,552
FHLMC, 3.06%, 12/01/30		1,553,325		1,638,283
FHLMC, 3.061%, 5/01/35		534,634		559,218
FHLMC, 3.075%, 8/01/18		54,693		56,255
FHLMC, 3.076%, 1/01/29		7,763		8,108
FHLMC, 3.079%, 8/01/35		259,052		269,570
FHLMC, 3.08%, 2/01/19 - 1/01/36		12,490,349		12,993,887
FHLMC, 3.082%, 5/01/30		273,635		286,067
FHLMC, 3.086%, 9/01/32 - 8/01/33		707,231		737,982
FHLMC, 3.10%, 8/01/30		29,347		30,379
FHLMC, 3.109%, 8/01/18		296,213		304,536
FHLMC, 3.115%, 8/01/35 - 11/01/35		792,702		820,445
FHLMC, 3.119%, 1/01/28 - 9/01/34		820,329		853,991
FHLMC, 3.131%, 9/01/32 - 12/01/34		1,223,994		1,274,264
FHLMC, 3.149%, 10/01/26		9,079		9,488
FHLMC, 3.16%, 8/01/32		118,587		122,490
FHLMC, 3.173%, 1/01/29		3,165		3,287
FHLMC, 3.175%, 10/01/18		18,545		19,318
FHLMC, 3.177%, 7/01/20		87,052		90,532
FHLMC, 3.207%, 10/01/34		1,858,383		1,939,531
FHLMC, 3.219%, 12/01/34		5,049,079		5,271,031
FHLMC, 3.221%, 8/01/33		212,627		221,202
FHLMC, 3.225%, 9/01/32 - 10/01/32		39,992		41,299
FHLMC, 3.229%, 11/01/25		17,459		18,230
FHLMC, 3.23%, 10/01/25 - 9/01/31		109,231		113,101
FHLMC, 3.24%, 11/01/35		54,892		56,935
FHLMC, 3.243%, 10/01/36		151,651		158,521
FHLMC, 3.247%, 9/01/32		88,462		91,307
FHLMC, 3.248%, 9/01/31		3,058		3,192
FHLMC, 3.25%, 7/01/26 - 9/01/31		174,146		179,901
FHLMC, 3.251%, 1/01/29		26,445		27,503
FHLMC, 3.255%, 7/01/19		40,676		41,732
FHLMC, 3.262%, 9/01/34		61,059		63,664
FHLMC, 3.263%, 8/01/35		40,748		42,688
FHLMC, 3.266%, 10/01/32		507,734		527,440
FHLMC, 3.269%, 3/01/34		264,535		275,066
FHLMC, 3.295%, 10/01/34		96,234		100,237
FHLMC, 3.313%, 9/01/37		33,219,645		34,631,368
FHLMC, 3.322%, 11/01/33		37,990		39,549
FHLMC, 3.325%, 11/01/27		6,487		6,741

FHLMC, 3.338%, 11/01/29 - 1/01/36	$	651,544	$	677,535
FHLMC, 3.341%, 3/01/37		4,287,203		4,489,510
FHLMC, 3.355%, 8/01/35		13,977,310		14,637,537
FHLMC, 3.365%, 12/01/35		84,190		86,920
FHLMC, 3.375%, 11/01/23		14,100		14,586
FHLMC, 3.376%, 8/01/34		194,745		201,892
FHLMC, 3.381%, 12/01/33		3,148,375		3,279,902
FHLMC, 3.385%, 12/01/34		3,595,507		3,759,988
FHLMC, 3.406%, 12/01/35		2,002,540		2,075,773
FHLMC, 3.432%, 11/01/35		75,919		78,747
FHLMC, 3.45%, 3/01/37		829,913		870,202
FHLMC, 3.455%, 9/01/34		3,604,618		3,753,548
FHLMC, 3.459%, 12/01/19		1,292,560		1,323,488
FHLMC, 3.487%, 2/01/36		8,505,448		8,856,663
FHLMC, 3.498%, 8/01/32		22,838		23,495
FHLMC, 3.499%, 1/01/37		30,638,939		32,044,968
FHLMC, 3.504%, 1/01/34		180,932		188,234
FHLMC, 3.506%, 8/01/34		77,850		81,553
FHLMC, 3.508%, 8/01/36		406,617		422,557
FHLMC, 3.513%, 7/01/33		458,760		474,181
FHLMC, 3.519%, 11/01/17		6,716		6,710
FHLMC, 3.533%, 8/01/31		95,760		97,372
FHLMC, 3.534%, 6/01/29		2,049,203		2,088,214
FHLMC, 3.54%, 3/01/33		21,805		22,667
FHLMC, 3.567%, 8/01/36		2,856,826		2,959,535
FHLMC, 3.573%, 1/01/37		470,319		491,185
FHLMC, 3.585%, 12/01/28		307,623		316,052
FHLMC, 3.596%, 6/01/35		60,320		62,497
FHLMC, 3.605%, 11/01/36		814,384		836,264
FHLMC, 3.661%, 6/01/34		179,296		185,721
FHLMC, 3.687%, 10/01/36		1,137,508		1,185,729
FHLMC, 3.722%, 11/01/25		2,723,826		2,793,831
FHLMC, 3.736%, 12/01/35		328,611		340,393
FHLMC, 3.752%, 10/01/36		774,712		802,631
FHLMC, 3.765%, 5/01/20		1,235		1,288
FHLMC, 3.791%, 12/01/35		8,554,217		8,874,843
FHLMC, 3.825%, 10/01/36		3,391,522		3,505,376
FHLMC, 3.872%, 8/01/20		17,988		18,333
FHLMC, 3.906%, 12/01/31		280,292		289,390
FHLMC, 3.983%, 10/01/36		1,170,627		1,211,349
FHLMC, 4.044%, 5/01/36		5,296,109		5,532,834
FHLMC, 4.058%, 8/01/34		5,821,948		6,067,453
FHLMC, 4.09%, 10/01/33		602,123		622,703
FHLMC, 4.172%, 8/01/34		12,689,446		13,381,264
FHLMC, 4.202%, 6/01/29		18,831		19,512
FHLMC, 4.211%, 9/01/33		2,185,063		2,258,002
FHLMC, 4.214%, 1/01/23		172,761		180,845
FHLMC, 4.273%, 6/01/34		769,675		795,244
FHLMC, 4.287%, 4/01/36		636,894		665,439
FHLMC, 4.294%, 5/01/34		250,827		261,403
FHLMC, 4.335%, 1/01/36		1,261,382		1,308,693
FHLMC, 4.366%, 6/01/30		67,877		70,480
FHLMC, 4.375%, 3/01/24		1,675		1,746
FHLMC, 4.379%, 4/01/37		13,719,653		14,338,121
FHLMC, 4.389%, 5/01/35		836,605		873,361
FHLMC, 4.42%, 5/01/37		49,045		50,996
FHLMC, 4.451%, 4/01/25		874,108		916,400
FHLMC, 4.459%, 7/01/22		13,604		14,003
FHLMC, 4.504%, 3/01/25		4,830		4,844
FHLMC, 4.572%, 6/01/34		124,584		130,205
FHLMC, 4.606%, 9/01/35		680,796		705,149
FHLMC, 4.615%, 8/01/35		58,935		62,141
FHLMC, 4.622%, 2/01/36		5,375,476		5,585,137
FHLMC, 4.626%, 4/01/25		814,809		848,442
FHLMC, 4.635%, 11/01/34		262,439		272,352
FHLMC, 4.644%, 1/01/37		1,562,994		1,624,990

FHLMC, 4.662%, 8/01/35	$ 7,467,625	$ 7,668,734
FHLMC, 4.675%, 1/01/34	1,036,551	1,077,767
FHLMC, 4.698%, 7/01/35	1,714,077	1,766,939
FHLMC, 4.709%, 4/01/35	243,130	254,140
FHLMC, 4.712%, 7/01/37	294,797	308,984
FHLMC, 4.718%, 2/01/34	1,735,327	1,809,168
FHLMC, 4.755%, 9/01/35	5,647,990	5,812,471
FHLMC, 4.793%, 9/01/35	1,501,750	1,530,657
FHLMC, 4.795%, 7/01/35	2,111,955	2,206,461
FHLMC, 4.81%, 11/01/17	4,114	4,132
FHLMC, 4.811%, 6/01/26	264,659	276,337
FHLMC, 4.813%, 12/01/34	14,647,207	15,335,044
FHLMC, 4.82%, 2/01/35	163,303	170,998
FHLMC, 4.825%, 9/01/35	446,712	468,658
FHLMC, 4.832%, 11/01/36	31,680,369	33,441,487
FHLMC, 4.836%, 9/01/35	1,359,487	1,413,477
FHLMC, 4.853%, 6/01/37	848,306	887,600
FHLMC, 4.854%, 6/01/37	1,846,344	1,923,235
FHLMC, 4.855%, 10/01/33	164,090	169,322
FHLMC, 4.866%, 6/01/38	573,319	597,350
FHLMC, 4.881%, 11/01/34	2,537,158	2,643,944
FHLMC, 4.887%, 9/01/37	504,563	527,617
FHLMC, 4.895%, 3/01/35	1,454,820	1,524,446
FHLMC, 4.90%, 11/01/37	32,709,797	34,245,064
FHLMC, 4.905%, 9/01/35	1,984,839	2,066,064
FHLMC, 4.91%, 3/01/36	384,593	403,124
FHLMC, 4.929%, 10/01/35	28,766,560	29,753,566
FHLMC, 4.946%, 9/01/35	26,477,931	27,375,372
FHLMC, 4.99%, 6/01/35	55,204	58,108
FHLMC, 5.00%, 1/01/37	9,616,708	10,065,347
FHLMC, 5.005%, 12/01/35	7,771,844	8,041,085
FHLMC, 5.006%, 9/01/37	4,169,830	4,353,735
FHLMC, 5.027%, 4/01/36	1,784,792	1,872,000
FHLMC, 5.03%, 8/01/36	509,448	541,671
FHLMC, 5.043%, 1/01/36	8,399,253	8,732,222
FHLMC, 5.066%, 12/01/35	254,800	265,625
FHLMC, 5.092%, 6/01/38	565,720	593,315
FHLMC, 5.119%, 5/01/36	1,254,518	1,318,215
FHLMC, 5.156%, 12/01/35	1,689,523	1,764,566
FHLMC, 5.158%, 9/01/35	359,454	380,893
FHLMC, 5.159%, 8/01/35	846,990	877,886
FHLMC, 5.163%, 2/01/36	18,055,342	18,870,711
FHLMC, 5.21%, 11/01/33	57,052	60,349
FHLMC, 5.22%, 12/01/35	970,802	1,009,091
FHLMC, 5.226%, 2/01/36	3,530,364	3,669,067
FHLMC, 5.234%, 11/01/35	623,838	649,792
FHLMC, 5.24%, 7/01/35	234,000	250,726
FHLMC, 5.258%, 2/01/36	898,496	934,213
FHLMC, 5.26%, 1/01/36	191,817	200,685
FHLMC, 5.262%, 2/01/37	812,498	855,228
FHLMC, 5.309%, 9/01/17	23,281	23,355
FHLMC, 5.312%, 11/01/30	22,065	23,002
FHLMC, 5.338%, 4/01/36	178,225	187,292
FHLMC, 5.344%, 11/01/35	439,224	456,620
FHLMC, 5.361%, 5/01/36	165,897	174,162
FHLMC, 5.376%, 3/01/36	9,079,947	9,434,549
FHLMC, 5.38%, 2/01/36	168,806	176,991
FHLMC, 5.416%, 10/01/35	23,316	24,636
FHLMC, 5.439%, 5/01/36	265,244	280,275
FHLMC, 5.44%, 3/01/36	288,151	302,930
FHLMC, 5.451%, 2/01/36	140,541	146,220
FHLMC, 5.468%, 1/01/37	2,514,980	2,668,013
FHLMC, 5.515%, 4/01/36 - 1/01/37	5,384,697	5,711,611
FHLMC, 5.526%, 4/01/36	2,404,973	2,514,231
FHLMC, 5.545%, 11/01/30	58,519	61,047
FHLMC, 5.553%, 5/01/36	17,170,259	18,150,968

FHLMC, 5.558%, 6/01/36	$	1,434,297	$	1,509,030
FHLMC, 5.567%, 7/01/36		116,752		122,799
FHLMC, 5.60%, 1/01/36		6,061,732		6,388,202
FHLMC, 5.602%, 5/01/37		545,552		582,512
FHLMC, 5.608%, 6/01/36		1,859,018		1,956,799
FHLMC, 5.613%, 4/01/36		3,433,507		3,613,729
FHLMC, 5.628%, 12/01/35		325,200		346,147
FHLMC, 5.648%, 12/01/36		448,461		476,575
FHLMC, 5.655%, 7/01/36		43,818		46,895
FHLMC, 5.664%, 2/01/36		591,663		622,411
FHLMC, 5.674%, 3/01/37		1,114,521		1,186,201
FHLMC, 5.728%, 4/01/37 - 8/01/37		704,912		751,127
FHLMC, 5.736%, 6/01/36		8,054,130		8,480,629
FHLMC, 5.75%, 2/01/37		3,200,998		3,406,330
FHLMC, 5.755%, 1/01/36		4,408,194		4,624,435
FHLMC, 5.778%, 8/01/37		31,572		33,683
FHLMC, 5.779%, 7/01/36		6,533,225		6,950,342
FHLMC, 5.786%, 10/01/36		18,642		19,886
FHLMC, 5.799%, 2/01/37		36,242		38,624
FHLMC, 5.804%, 11/01/36		16,739,063		17,888,456
FHLMC, 5.811%, 7/01/36		90,193		96,061
FHLMC, 5.819%, 9/01/37		403,917		430,094
FHLMC, 5.867%, 11/01/36		66,431		70,718
FHLMC, 5.884%, 1/01/37		179,077		190,437
FHLMC, 5.896%, 4/01/37		376,968		403,398
FHLMC, 5.905%, 2/01/37		495,745		527,834
FHLMC, 5.92%, 4/01/36		19,673,435		20,871,885
FHLMC, 5.946%, 7/01/36		4,995,522		5,261,838
FHLMC, 5.959%, 11/01/35		355,700		373,590
FHLMC, 5.987%, 10/01/36		100,209		106,576
FHLMC, 5.988%, 4/01/36		1,031,694		1,091,982
FHLMC, 6.012%, 3/01/37		668,974		722,466
FHLMC, 6.059%, 9/01/36		543,403		575,293
FHLMC, 6.062%, 2/01/37		36,497		39,008
FHLMC, 6.11%, 1/01/37		126,640		135,563
FHLMC, 6.116%, 6/01/36		216,226		228,489
FHLMC, 6.126%, 4/01/37		734,016		777,949
FHLMC, 6.13%, 6/01/36		5,772,806		6,099,418
FHLMC, 6.147%, 11/01/35		132,308		138,924
FHLMC, 6.175%, 12/01/36		1,138,331		1,203,967
FHLMC, 6.194%, 9/01/36		2,172,160		2,293,821
FHLMC, 6.206%, 3/01/37		87,415		91,914
FHLMC, 6.351%, 9/01/36		2,110,322		2,212,365
FHLMC, 6.384%, 5/01/26		126,155		126,535
FHLMC, 6.532%, 8/01/36		695,014		732,174
FHLMC, 6.633%, 9/01/21		14,308		14,907
FHLMC, 6.635%, 12/01/21		31,875		32,504
FHLMC, 6.659%, 10/01/36		113,229		119,068
FHLMC, 6.805%, 8/01/36		304,803		320,252
FHLMC, 7.157%, 3/01/34		363,160		381,716
FHLMC, 7.655%, 5/01/15		95,449		99,138
				788,755,285
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 68.8%**				
FNMA, 1.458%, 9/01/33		2,157,686		2,199,317
FNMA, 1.599%, 10/01/26		150,266		150,770
FNMA, 1.602%, 4/01/29 - 10/01/44		4,360,539		4,398,289
FNMA, 1.688%, 10/01/34		661,443		677,641
FNMA, 1.742%, 10/01/33		259,484		263,607
FNMA, 1.758%, 9/01/35		162,302		165,251
FNMA, 1.785%, 7/01/35		8,626,259		8,777,540
FNMA, 1.789%, 5/01/35		45,363		46,342
FNMA, 1.792%, 3/01/32		958,124		967,519
FNMA, 1.801%, 11/01/32		144,351		147,283
FNMA, 1.802%, 11/01/30 - 1/01/41		3,136,828		3,193,036
FNMA, 1.811%, 3/01/32		902,858		916,245

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

FNMA,	2.145%,	2/01/34		$ 98,256	$ 101,198
FNMA,	2.156%,	10/01/33		749,109	763,382
FNMA,	2.157%,	5/01/35		174,281	179,420
FNMA,	2.159%,	8/01/34		1,417,673	1,474,805
FNMA,	2.161%, 7/01/34			87,586	90,174
FNMA,	2.162%,	7/01/33		154,258	159,692
FNMA,	2.175%,	7/01/35		2,000,967	2,082,801
FNMA,	2.178%,	11/01/34		304,582	315,555
FNMA,	2.182%,	3/01/35	- 10/01/35	1,252,843	1,299,022
FNMA,	2.186%,	7/01/35		19,835	20,645
FNMA,	2.193%,	6/01/37		919,109	932,097
FNMA,	2.194%,	7/01/35		1,042,826	1,074,924
FNMA,	2.195%,	8/01/35		74,242	76,731
FNMA,	2.196%,	7/01/35		62,128	64,730
FNMA,	2.198%,	5/01/35		98,897	102,736
FNMA,	2.205%,	3/01/33	- 6/01/33	652,055	669,238
FNMA,	2.221%, 5/01/35			2,836,734	2,939,808
FNMA,	2.223%,	3/01/20		1,150,106	1,167,839
FNMA,	2.227%,	5/01/19		145,588	150,807
FNMA,	2.243%,	8/01/33		1,153,388	1,197,137
FNMA,	2.245%,1/01/35			433,724	447,163
FNMA,	2.247%,	5/01/35		293,534	303,683
FNMA,	2.252%,	4/01/35		320,163	328,666
FNMA,	2.253%,	6/01/35		845,601	876,799
FNMA,	2.257%,	12/01/23		342	355
FNMA,	2.259%,	1/01/16		364,839	377,849
FNMA,	2.277%,	5/01/34		181,113	188,492
FNMA,	2.282%,1/01/35			172,670	178,502
FNMA,	2.291%, 12/01/15			13,246	13,504
FNMA,	2.295%,1/01/34			270,402	281,114
FNMA,	2.296%,	6/01/35		316,307	329,137
FNMA,	2.30%, 4/01/36			430,719	447,576
FNMA,	2.306%,	11/01/35		610,395	627,275
FNMA,	2.308%,	4/01/18		104,944	106,992
FNMA,	2.311%, 5/01/35			573,446	591,578
FNMA,	2.313%,	2/01/33	- 5/01/35	6,312,361	6,513,903
FNMA,	2.316%,	5/01/35		2,777,565	2,893,877
FNMA,	2.319%,	7/01/32		115,596	115,776
FNMA,	2.32%, 4/01/34			63,075	65,777
FNMA,	2.321%, 9/01/24			24,575	25,014
FNMA,	2.325%,	4/01/22		86,111	89,218
FNMA,	2.326%,	6/01/35		44,489	45,882
FNMA,	2.327%,1/01/33			523,433	542,338
FNMA,	2.329%,1/01/29			408,591	409,997
FNMA,	2.331%, 1/01/35 - 6/01/35			3,440,013	3,559,243
FNMA,	2.34%, 3/01/35			527,094	546,993
FNMA,	2.341%, 8/01/33			167,280	171,932
FNMA,	2.345%,	11/01/33	- 5/01/35	42,800	44,148
FNMA,	2.349%,	4/01/35		281,708	289,077
FNMA,	2.35%, 3/01/18			52,848	55,129
FNMA,	2.352%,1/01/36			99,850	102,570
FNMA,	2.353%,	5/01/18		41,502	42,735
FNMA,	2.354%,	3/01/33		50,532	51,783
FNMA,	2.358%,	6/01/35		219,931	226,793
FNMA,	2.36%,	10/01/35		674,431	690,874
FNMA,	2.364%,	11/01/35		1,096,752	1,126,046
FNMA,	2.373%,	2/01/35		74,517	77,496
FNMA,	2.374%,1/01/33			155,930	161,957
FNMA,	2.375%,	6/01/19	- 1/01/33	492,528	511,770
FNMA,	2.376%,	4/01/32		69,396	70,973
FNMA,	2.378%,	10/01/32		124,869	130,055
FNMA,	2.379%,	2/01/33	- 11/01/35	1,404,980	1,441,949
FNMA,	2.385%,	7/01/32		7,036	7,354
FNMA,	2.386%,	5/01/34		584,331	609,051
FNMA,	2.39%, 4/01/33			650	679
FNMA,	2.392%,	10/01/35		756,976	777,573

FNMA, 2.393%, 11/01/35	$	1,027,445	$	1,054,499
FNMA, 2.397%, 5/01/33 - 11/01/35		1,723,076		1,778,533
FNMA, 2.399%, 11/01/35		1,023,727		1,050,986
FNMA, 2.403%, 4/01/33 - 2/01/35		7,487,033		7,707,848
FNMA, 2.41%, 11/01/25 - 2/01/35		495,935		512,748
FNMA, 2.412%, 4/01/34 - 6/01/35		3,066,143		3,159,696
FNMA, 2.414%, 4/01/33		5,306		5,462
FNMA, 2.416%, 4/01/19		134,917		135,889
FNMA, 2.417%, 4/01/34		153,576		159,669
FNMA, 2.42%, 12/01/25		26,703		27,681
FNMA, 2.421%, 1/01/33		281,636		291,847
FNMA, 2.43%, 11/01/19		45,594		45,817
FNMA, 2.435%, 12/01/33		326,804		339,266
FNMA, 2.436%, 3/01/34		323,894		337,107
FNMA, 2.439%, 4/01/34		1,220,967		1,274,540
FNMA, 2.44%, 3/01/22 - 7/01/27		20,149		21,051
FNMA, 2.441%, 1/01/34 - 6/01/35		1,771,875		1,827,456
FNMA, 2.444%, 6/01/35		83,990		87,750
FNMA, 2.45%, 12/01/23		63,819		66,124
FNMA, 2.452%, 7/01/25 - 6/01/32		176,144		183,532
FNMA, 2.453%, 4/01/33		129,571		135,200
FNMA, 2.454%, 5/01/34		319,766		333,942
FNMA, 2.455%, 5/01/33		303,000		316,111
FNMA, 2.458%, 3/01/34		728,830		759,663
FNMA, 2.459%, 12/01/35		117,838		122,252
FNMA, 2.46%, 11/01/23 - 7/01/34		86,707		89,619
FNMA, 2.461%, 1/01/34		1,941,012		2,025,378
FNMA, 2.464%, 4/01/35 - 7/01/35		667,304		696,948
FNMA, 2.465%, 3/01/32 - 4/01/32		714,315		746,733
FNMA, 2.466%, 4/01/34		1,087,342		1,135,794
FNMA, 2.467%, 5/01/32 - 5/01/35		1,736,453		1,814,949
FNMA, 2.47%, 11/01/27 - 12/01/33		452,862		470,780
FNMA, 2.471%, 5/01/34		165,328		172,695
FNMA, 2.472%, 7/01/23		99,159		103,039
FNMA, 2.473%, 7/01/34 - 8/01/35		10,419,772		10,871,479
FNMA, 2.475%, 6/01/19		149,205		155,516
FNMA, 2.476%, 1/01/28 - 7/01/35		16,056,343		16,619,546
FNMA, 2.477%, 6/01/35		11,010,263		11,476,954
FNMA, 2.483%, 4/01/32		344,060		359,191
FNMA, 2.484%, 4/01/33		352,897		368,263
FNMA, 2.486%, 2/01/33		95,479		99,510
FNMA, 2.488%, 6/01/33		1,179,519		1,230,755
FNMA, 2.493%, 5/01/25 - 1/01/28		52,779		54,979
FNMA, 2.497%, 9/01/34		20,372		21,154
FNMA, 2.499%, 3/01/33 - 4/01/33		304,080		317,462
FNMA, 2.50%, 1/01/19 - 10/01/34		677,453		707,160
FNMA, 2.501%, 6/01/33 - 8/01/33		1,847,625		1,927,225
FNMA, 2.503%, 11/01/32 - 7/01/35		14,427,951		14,873,884
FNMA, 2.504%, 6/01/35		172,136		180,072
FNMA, 2.505%, 11/01/34		150,971		157,433
FNMA, 2.506%, 12/01/32 - 2/01/35		5,150,966		5,331,114
FNMA, 2.51%, 5/01/29 - 1/01/35		206,521		214,455
FNMA, 2.511%, 4/01/35		250,756		261,852
FNMA, 2.513%, 2/01/25 - 3/01/34		1,100,790		1,146,323
FNMA, 2.516%, 4/01/33		78,949		82,417
FNMA, 2.521%, 4/01/33		570,590		594,055
FNMA, 2.522%, 4/01/35 - 7/01/35		179,216		187,105
FNMA, 2.523%, 4/01/31		105,232		109,436
FNMA, 2.524%, 2/01/31		208,139		216,750
FNMA, 2.527%, 5/01/33 - 3/01/34		226,169		236,088
FNMA, 2.529%, 3/01/35		53,620		55,977
FNMA, 2.53%, 1/01/33 - 9/01/33		327,669		339,149
FNMA, 2.532%, 7/01/34		68,883		71,315
FNMA, 2.533%, 5/01/29		137,128		142,978
FNMA, 2.534%, 6/01/32		68,780		71,737
FNMA, 2.536%, 10/01/33		278,492		289,043

FNMA, 2.537%, 6/01/33	$	277,900	$	290,064
FNMA, 2.538%, 4/01/34		1,690,761		1,759,041
FNMA, 2.539%, 6/01/19 - 6/01/35		771,175		804,484
FNMA, 2.545%, 8/01/34		83,660		86,177
FNMA, 2.546%, 3/01/32		177,121		184,626
FNMA, 2.547%, 9/01/33		155,982		162,999
FNMA, 2.548%, 10/01/34		109,094		113,403
FNMA, 2.549%, 5/01/33		2,453		2,558
FNMA, 2.55%, 9/01/16 - 5/01/35		473,578		495,441
FNMA, 2.552%, 8/01/34		79,541		83,054
FNMA, 2.555%, 5/01/33 - 3/01/35		127,651		132,936
FNMA, 2.557%, 1/01/33		110,407		114,725
FNMA, 2.558%, 4/01/34		95,524		99,290
FNMA, 2.559%, 6/01/34		125,414		130,984
FNMA, 2.56%, 1/01/32		5,935		6,158
FNMA, 2.561%, 4/01/33		165,445		171,769
FNMA, 2.565%, 7/01/34		245,136		254,267
FNMA, 2.566%, 6/01/36		116,146		121,692
FNMA, 2.567%, 6/01/31		286,489		300,185
FNMA, 2.568%, 3/01/32 - 7/01/35		1,497,903		1,564,280
FNMA, 2.569%, 2/01/35		246,630		257,418
FNMA, 2.57%, 5/01/31		23,680		24,806
FNMA, 2.571%, 11/01/34		4,188		4,402
FNMA, 2.572%, 7/01/35		50,884		53,141
FNMA, 2.573%, 2/01/33		96,763		100,861
FNMA, 2.575%, 3/01/19 - 6/01/32		580,581		606,262
FNMA, 2.577%, 5/01/34		90,634		94,086
FNMA, 2.581%, 2/01/34		1,095,353		1,143,281
FNMA, 2.582%, 4/01/19 - 7/01/22		275,273		286,668
FNMA, 2.583%, 3/01/35 - 5/01/35		2,030,816		2,117,981
FNMA, 2.585%, 12/01/32 - 5/01/35		5,018,770		5,217,751
FNMA, 2.586%, 7/01/35		106,935		111,707
FNMA, 2.587%, 8/01/34		656,612		685,073
FNMA, 2.588%, 7/01/35		1,473,861		1,516,946
FNMA, 2.589%, 2/01/34		218,122		227,877
FNMA, 2.59%, 4/01/18 - 5/01/33		1,815,739		1,892,155
FNMA, 2.591%, 11/01/33 - 9/01/35		472,381		491,942
FNMA, 2.593%, 6/01/34 - 8/01/34		3,552,989		3,704,064
FNMA, 2.594%, 12/01/34 - 5/01/35		3,158,175		3,270,622
FNMA, 2.596%, 8/01/33		807,749		831,031
FNMA, 2.599%, 1/01/35 - 2/01/36		1,222,869		1,276,796
FNMA, 2.60%, 5/01/22		26,070		27,197
FNMA, 2.602%, 2/01/32 - 7/01/35		705,567		735,990
FNMA, 2.604%, 2/01/33		8,650		8,957
FNMA, 2.605%, 3/01/33 - 12/01/34		593,679		619,134
FNMA, 2.608%, 7/01/35		4,093,534		4,269,240
FNMA, 2.609%, 5/01/38		10,018		10,453
FNMA, 2.61%, 9/01/15 - 1/01/35		259,019		270,286
FNMA, 2.612%, 6/01/34 - 5/01/35		113,138		117,801
FNMA, 2.615%, 8/01/35 - 4/01/36		172,711		179,611
FNMA, 2.616%, 3/01/19		209,065		218,381
FNMA, 2.617%, 6/01/33		1,458,449		1,520,765
FNMA, 2.619%, 2/01/32 - 3/01/35		6,245,671		6,522,507
FNMA, 2.62%, 7/01/34		8,669,159		9,025,908
FNMA, 2.621%, 12/01/32		43,584		45,302
FNMA, 2.623%, 3/01/34		304,293		316,138
FNMA, 2.625%, 2/01/19 - 11/01/35		2,121,111		2,196,415
FNMA, 2.627%, 6/01/34		946,261		986,526
FNMA, 2.628%, 2/01/34		712,692		744,428
FNMA, 2.629%, 2/01/32 - 8/01/35		7,444,769		7,767,993
FNMA, 2.63%, 9/01/32		21,913		22,683
FNMA, 2.632%, 6/01/20 - 6/01/35		2,587,926		2,681,926
FNMA, 2.637%, 7/01/33		1,047,577		1,091,696
FNMA, 2.638%, 2/01/33 - 1/01/35		4,796,111		4,977,742
FNMA, 2.64%, 3/01/35		18,130		18,909
FNMA, 2.641%, 2/01/32		463,240		482,440

FNMA, 2.644%, 2/01/33 - 3/01/33	$ 359,102	$ 373,991
FNMA, 2.645%, 4/01/31 - 6/01/35	4,675,062	4,844,297
FNMA, 2.646%, 1/01/31	241,964	252,696
FNMA, 2.647%, 2/01/36	20,005	20,935
FNMA, 2.648%, 4/01/33 - 4/01/34	2,558,948	2,665,785
FNMA, 2.649%, 3/01/35	563,164	587,576
FNMA, 2.65%, 2/01/32 - 5/01/34	1,001,119	1,041,071
FNMA, 2.652%, 4/01/33	1,138,149	1,182,839
FNMA, 2.654%, 3/01/36 - 2/01/37	544,298	565,784
FNMA, 2.655%, 6/01/31	494,057	517,761
FNMA, 2.657%, 7/01/33	454,768	469,248
FNMA, 2.659%, 12/01/20 - 1/01/34	168,432	176,122
FNMA, 2.663%, 3/01/20 - 3/01/35	852,240	883,911
FNMA, 2.665%, 12/01/32 - 5/01/33	338,425	351,916
FNMA, 2.666%, 3/01/35	1,425,183	1,475,599
FNMA, 2.667%, 6/01/34	93,479	97,452
FNMA, 2.67%, 2/01/18 - 5/01/28	986,350	1,028,684
FNMA, 2.671%, 2/01/33 - 5/01/33	517,777	533,851
FNMA, 2.672%, 4/01/35	886,482	927,618
FNMA, 2.674%, 11/01/32	296,579	308,797
FNMA, 2.675%, 8/01/27 - 7/01/40	196,733	204,311
FNMA, 2.676%, 8/01/34 - 9/01/39	717,646	748,402
FNMA, 2.679%, 4/01/33 - 3/01/35	5,177,126	5,411,868
FNMA, 2.68%, 12/01/23 - 8/01/33	1,161,791	1,210,566
FNMA, 2.682%, 6/01/33 - 4/01/35	3,976,457	4,159,080
FNMA, 2.683%, 5/01/26 - 2/01/34	3,585,617	3,739,696
FNMA, 2.684%, 7/01/33	408,532	421,561
FNMA, 2.685%, 1/01/35 - 4/01/35	407,755	420,546
FNMA, 2.686%, 7/01/34 - 5/01/35	205,377	214,147
FNMA, 2.689%, 6/01/34 - 5/01/38	1,699,621	1,751,725
FNMA, 2.691%, 9/01/33 - 7/01/35	928,090	964,840
FNMA, 2.692%, 8/01/35	368,449	383,591
FNMA, 2.693%, 9/01/35	711,408	733,380
FNMA, 2.694%, 11/01/27 - 6/01/34	917,233	952,500
FNMA, 2.695%, 7/01/33	496,956	517,593
FNMA, 2.696%, 12/01/17	58,974	61,719
FNMA, 2.697%, 3/01/34 - 8/01/34	990,427	1,026,468
FNMA, 2.698%, 6/01/35	901,125	938,295
FNMA, 2.699%, 9/01/17 - 2/01/34	417,052	432,230
FNMA, 2.70%, 1/01/32	199,649	207,380
FNMA, 2.701%, 11/01/18	169,533	177,610
FNMA, 2.702%, 9/01/33	104,072	108,564
FNMA, 2.703%, 6/01/32 - 5/01/38	158,089	164,749
FNMA, 2.706%, 11/01/17 - 3/01/25	260,813	272,796
FNMA, 2.711%, 2/01/35	141,260	149,168
FNMA, 2.712%, 11/01/37	1,484,273	1,548,428
FNMA, 2.713%, 10/01/30 - 7/01/32	131,832	136,844
FNMA, 2.715%, 5/01/31 - 10/01/36	3,440,196	3,559,172
FNMA, 2.718%, 8/01/30 - 9/01/39	1,411,295	1,471,141
FNMA, 2.72%, 3/01/28 - 3/01/35	424,446	441,466
FNMA, 2.721%, 7/01/34	20,983	21,839
FNMA, 2.724%, 7/01/33 - 2/01/35	41,476	43,309
FNMA, 2.725%, 6/01/35	1,656,668	1,710,116
FNMA, 2.727%, 12/01/18 - 5/01/27	1,127,825	1,176,761
FNMA, 2.728%, 12/01/33 - 3/01/38	596,012	621,822
FNMA, 2.729%, 1/01/33	63,985	66,574
FNMA, 2.73%, 6/01/34	274,284	285,607
FNMA, 2.731%, 5/01/25	698,298	731,016
FNMA, 2.733%, 1/01/33	86,390	89,102
FNMA, 2.735%, 8/01/36 - 3/01/38	122,948	128,313
FNMA, 2.737%, 8/01/27	286,523	299,374
FNMA, 2.738%, 7/01/34 - 4/01/37	2,926,506	3,045,429
FNMA, 2.74%, 8/01/32	116,920	122,179
FNMA, 2.743%, 2/01/33	52,268	54,522
FNMA, 2.745%, 11/01/34	46,291	47,980
FNMA, 2.747%, 1/01/33	259,657	270,858

FNMA, 2.748%, 5/01/29	$	135,122	$	141,218
FNMA, 2.749%, 6/01/33		425,127		442,947
FNMA, 2.75%, 9/01/22 - 10/01/33		1,080,996		1,130,717
FNMA, 2.751%, 1/01/32		65,502		68,619
FNMA, 2.752%, 3/01/35		36,735,311		38,249,667
FNMA, 2.753%, 7/01/35		1,421,877		1,469,234
FNMA, 2.754%, 10/01/35		44,092		45,549
FNMA, 2.755%, 10/01/28 - 4/01/33		236,159		244,017
FNMA, 2.757%, 6/01/27		347,495		363,625
FNMA, 2.759%, 4/01/34		55,927		58,289
FNMA, 2.76%, 12/01/28		860,905		861,128
FNMA, 2.762%, 5/01/35		2,450,818		2,537,672
FNMA, 2.763%, 10/01/32 - 2/01/34		59,689		61,931
FNMA, 2.766%, 2/01/33		94,754		97,069
FNMA, 2.767%, 2/01/35		93,233		97,151
FNMA, 2.768%, 6/01/33 - 1/01/35		1,331,377		1,386,977
FNMA, 2.769%, 2/01/25 - 10/01/32		438,494		459,039
FNMA, 2.771%, 12/01/32 - 7/01/35		7,433,452		7,753,479
FNMA, 2.773%, 10/01/33 - 8/01/34		249,970		261,042
FNMA, 2.774%, 3/01/35		24,816		25,557
FNMA, 2.775%, 8/01/33		80,762		83,200
FNMA, 2.777%, 7/01/27 - 1/01/35		4,617,237		4,810,695
FNMA, 2.78%, 11/01/32		186,753		194,499
FNMA, 2.781%, 11/01/34		1,589,949		1,665,068
FNMA, 2.783%, 11/01/33		629,688		657,201
FNMA, 2.785%, 9/01/31		34,146		35,306
FNMA, 2.789%, 8/01/33		128,084		133,532
FNMA, 2.79%, 1/01/34		233,301		242,460
FNMA, 2.791%, 9/01/32 - 9/01/35		982,028		1,023,585
FNMA, 2.792%, 10/01/19		274,879		287,975
FNMA, 2.793%, 12/01/32 - 1/01/37		151,399		157,504
FNMA, 2.794%, 12/01/34		397,458		406,310
FNMA, 2.795%, 10/01/34		73,261		75,071
FNMA, 2.798%, 10/01/33 - 7/01/35		3,903,531		4,065,086
FNMA, 2.799%, 7/01/35		222,278		231,022
FNMA, 2.801%, 10/01/34		456,226		465,576
FNMA, 2.802%, 7/01/34		54,986		56,580
FNMA, 2.803%, 1/01/33 - 11/01/35		455,694		470,397
FNMA, 2.809%, 6/01/19 - 1/01/33		792,019		828,800
FNMA, 2.811%, 8/01/33		31,711		32,827
FNMA, 2.813%, 8/01/33 - 7/01/36		7,100,237		7,394,287
FNMA, 2.814%, 9/01/33 - 3/01/35		19,348,312		20,254,057
FNMA, 2.817%, 8/01/35		332,886		341,924
FNMA, 2.818%, 7/01/34 - 11/01/34		132,912		138,444
FNMA, 2.819%, 9/01/32		625,886		649,671
FNMA, 2.822%, 11/01/20		120,014		125,759
FNMA, 2.825%, 7/01/33		1,860,983		1,901,549
FNMA, 2.83%, 9/01/35		8,691,472		9,042,116
FNMA, 2.831%, 4/01/34		1,379,264		1,427,490
FNMA, 2.836%, 12/01/34		921,051		960,454
FNMA, 2.837%, 9/01/33 - 7/01/36		1,359,637		1,418,322
FNMA, 2.84%, 2/01/34		57,114		59,142
FNMA, 2.844%, 12/01/19		207,153		208,332
FNMA, 2.845%, 7/01/34		590,870		611,791
FNMA, 2.847%, 7/01/34 - 5/01/35		231,447		235,915
FNMA, 2.849%, 7/01/31		35,318		36,852
FNMA, 2.851%, 12/01/34		123,174		127,679
FNMA, 2.855%, 7/01/35		12,411,308		12,661,726
FNMA, 2.86%, 1/01/31		612,380		640,591
FNMA, 2.862%, 5/01/35		1,176,453		1,230,794
FNMA, 2.863%, 6/01/30 - 5/01/36		375,690		386,283
FNMA, 2.866%, 10/01/34		6,182,345		6,277,538
FNMA, 2.87%, 10/01/31 - 9/01/34		154,392		158,804
FNMA, 2.872%, 12/01/32 - 1/01/35		4,543,597		4,732,910
FNMA, 2.873%, 10/01/34		38,263		39,130
FNMA, 2.874%, 8/01/28		1,016,693		1,063,873

FNMA, 2.875%, 2/01/18	$ 94,555	$ 95,623
FNMA, 2.876%, 3/01/33	1,028,096	1,069,569
FNMA, 2.877%, 2/01/16	174,320	181,380
FNMA, 2.88%, 11/01/31	70,125	72,974
FNMA, 2.881%, 7/01/35	577,538	592,638
FNMA, 2.882%, 5/01/21 - 12/01/27	1,057,098	1,108,832
FNMA, 2.885%, 1/01/35 - 7/01/35	156,479	160,415
FNMA, 2.886%, 1/01/35 - 5/01/35	1,031,794	1,086,505
FNMA, 2.888%, 6/01/28	57,039	59,800
FNMA, 2.89%, 3/01/38	7,833	8,155
FNMA, 2.891%, 8/01/35	2,002,562	2,096,725
FNMA, 2.892%, 12/01/27	434,523	456,686
FNMA, 2.897%, 10/01/35	514,155	537,189
FNMA, 2.898%, 8/01/33 - 8/01/36	1,049,584	1,083,071
FNMA, 2.901%, 2/01/34	29,652	30,625
FNMA, 2.905%, 2/01/29 - 1/01/36	662,437	685,357
FNMA, 2.907%, 1/01/33	1,009,874	1,048,009
FNMA, 2.909%, 12/01/34	4,444,076	4,592,760
FNMA, 2.911%, 11/01/34	7,233,589	7,505,064
FNMA, 2.913%, 5/01/34 - 12/01/35	706,360	736,337
FNMA, 2.915%, 8/01/33 - 9/01/35	233,048	242,027
[b]FNMA, 2.916%, 4/01/35	4,001,594	4,182,990
FNMA, 2.923%, 10/01/29	42,942	44,496
FNMA, 2.924%, 1/01/36	1,083,757	1,118,346
FNMA, 2.925%, 1/01/34 - 7/01/34	407,180	419,760
FNMA, 2.927%, 10/01/34	116,639	119,127
FNMA, 2.93%, 1/01/36	30,588,887	31,977,858
FNMA, 2.932%, 1/01/37	274,778	287,771
FNMA, 2.933%, 11/01/34	231,629	239,775
FNMA, 2.935%, 9/01/34	1,681,591	1,751,726
FNMA, 2.94%, 12/01/34	541,692	561,101
FNMA, 2.949%, 1/01/33 - 2/01/35	54,801	56,627
FNMA, 2.951%, 1/01/27 - 10/01/33	208,893	218,689
FNMA, 2.952%, 7/01/26	77,878	81,916
FNMA, 2.953%, 10/01/32	4,463	4,649
FNMA, 2.956%, 1/01/34 - 8/01/34	207,288	216,290
FNMA, 2.958%, 10/01/32	69,203	71,789
FNMA, 2.96%, 11/01/27	58,834	60,837
FNMA, 2.961%, 10/01/26	198,283	207,910
FNMA, 2.965%, 8/01/32	61,396	63,532
FNMA, 2.973%, 7/01/28	165,706	173,674
FNMA, 2.978%, 11/01/32 - 6/01/36	890,964	921,035
FNMA, 2.98%, 11/01/33 - 1/01/45	132,173	138,410
FNMA, 2.985%, 3/01/21	46,240	48,578
FNMA, 2.99%, 12/01/33	8,927	9,350
FNMA, 2.991%, 11/01/34	23,101,211	24,058,436
FNMA, 2.992%, 11/01/27	201,842	212,650
FNMA, 2.993%, 4/01/35	5,426,778	5,709,039
FNMA, 2.997%, 12/01/29	87,337	91,232
FNMA, 2.998%, 8/01/33	71,600	74,527
FNMA, 3.00%, 12/01/34 - 5/01/36	447,946	469,620
FNMA, 3.003%, 1/01/33 - 11/01/35	2,521,362	2,625,677
FNMA, 3.004%, 11/01/36	438,289	458,524
FNMA, 3.005%, 4/01/22 - 7/01/33	820,762	833,384
FNMA, 3.01%, 8/01/33	153,196	159,848
FNMA, 3.011%, 9/01/35	824,705	860,797
FNMA, 3.012%, 12/01/34	357,720	369,296
FNMA, 3.014%, 9/01/34	45,332	47,233
FNMA, 3.016%, 4/01/30	461,139	480,703
FNMA, 3.017%, 12/01/33	2,100,271	2,190,028
FNMA, 3.019%, 10/01/34	548,125	564,080
FNMA, 3.023%, 7/01/36	1,905,013	1,985,777
FNMA, 3.024%, 10/01/25	37,521	39,252
FNMA, 3.025%, 10/01/32 - 11/01/33	496,852	516,268
FNMA, 3.032%, 10/01/33	74,278	76,776
FNMA, 3.033%, 4/01/18	170,554	172,477

FNMA, 3.034%, 2/01/34	$	579,960	$	599,900
FNMA, 3.035%, 5/01/35		165,976		171,626
FNMA, 3.038%, 10/01/32 - 10/01/34		1,971,842		2,051,254
FNMA, 3.039%, 1/01/35		612,758		635,309
FNMA, 3.041%, 9/01/17 - 6/01/38		2,738,940		2,779,141
[b]FNMA, 3.042%, 1/01/19 - 1/01/36		1,590,064		1,657,741
FNMA, 3.044%, 12/01/36		83,504		86,994
FNMA, 3.045%, 9/01/33		282,705		292,193
FNMA, 3.046%, 1/01/18		4,741,069		4,842,286
FNMA, 3.047%, 5/01/28		324,868		339,182
FNMA, 3.048%, 5/01/36		72,541		76,170
FNMA, 3.056%, 9/01/34		7,363		7,628
FNMA, 3.061%, 7/01/26 - 10/01/34		1,076,088		1,119,585
FNMA, 3.065%, 3/01/19 - 10/01/34		2,381,770		2,425,512
FNMA, 3.068%, 12/01/24 - 9/01/34		126,132		131,587
FNMA, 3.069%, 12/01/30 - 9/01/33		64,161		66,665
FNMA, 3.07%, 6/01/20		925,406		966,571
FNMA, 3.072%, 9/01/33 - 11/01/33		28,497,766		29,656,108
FNMA, 3.075%, 9/01/18 - 3/01/35		13,531,148		13,868,263
FNMA, 3.078%, 7/01/34		194,578		202,551
FNMA, 3.08%, 9/01/32		219,652		228,012
FNMA, 3.085%, 3/01/33		46,032		48,265
FNMA, 3.086%, 5/01/37		1,523,038		1,593,087
FNMA, 3.087%, 8/01/33		38,021		39,563
FNMA, 3.088%, 5/01/34		3,652,859		3,783,390
FNMA, 3.094%, 11/01/35		2,143,042		2,223,636
FNMA, 3.095%, 5/01/18		3,701,010		3,823,903
FNMA, 3.098%, 5/01/19		591,517		598,531
FNMA, 3.099%, 9/01/34		37,900		39,315
FNMA, 3.10%, 10/01/34 - 10/01/35		1,450,048		1,484,207
FNMA, 3.102%, 3/01/19		101,225		102,427
FNMA, 3.104%, 3/01/18		37,876		38,560
FNMA, 3.106%, 1/01/26		3,691		3,869
FNMA, 3.107%, 8/01/34		39,703		41,312
FNMA, 3.108%, 5/01/18 - 11/01/34		361,912		377,465
FNMA, 3.109%, 3/01/33		1,879,350		1,907,860
FNMA, 3.11%, 1/01/36		8,333,350		8,683,202
FNMA, 3.115%, 11/01/44		182,611		191,456
FNMA, 3.116%, 4/01/35		255,160		265,376
FNMA, 3.117%, 12/01/35		1,108,230		1,156,943
FNMA, 3.118%, 1/01/34		40,250		41,796
FNMA, 3.12%, 9/01/35		473,850		492,366
FNMA, 3.124%, 9/01/34		82,840		85,997
FNMA, 3.125%, 7/01/17 - 5/01/36		16,090,971		16,899,338
FNMA, 3.131%, 12/01/19 - 4/01/34		957,231		999,270
FNMA, 3.133%, 3/01/18		39,788		40,334
FNMA, 3.135%, 8/01/29		233,988		237,084
FNMA, 3.138%, 2/01/33		2,277,313		2,369,974
FNMA, 3.139%, 4/01/35		624,198		647,899
FNMA, 3.142%, 9/01/31 - 1/01/34		157,789		163,795
FNMA, 3.145%, 3/01/30		72,172		74,944
FNMA, 3.147%, 8/01/33		76,851		80,015
FNMA, 3.149%, 5/01/39		39,367,241		40,696,589
FNMA, 3.155%, 11/01/31 - 8/01/32		110,553		114,871
FNMA, 3.158%, 9/01/35 - 1/01/37		29,303,965		30,759,808
FNMA, 3.163%, 8/01/32		35,512		36,646
FNMA, 3.173%, 10/01/35		870,147		902,649
FNMA, 3.175%, 11/01/17		237,931		247,885
FNMA, 3.177%, 11/01/34		20,063,905		20,905,551
FNMA, 3.178%, 5/01/33 - 12/01/35		289,147		298,568
FNMA, 3.18%, 8/01/31		183,426		183,925
FNMA, 3.182%, 11/01/36		160,727		168,567
FNMA, 3.186%, 8/01/33		210,291		219,135
FNMA, 3.187%, 1/01/37		1,513,298		1,570,472
FNMA, 3.188%, 4/01/35		670,233		694,137
FNMA, 3.193%, 9/01/33		144,928		149,926

FNMA, 3.197%, 9/01/34	$	104,236	$	107,751
FNMA, 3.199%, 11/01/35 - 12/01/35		761,505		790,845
FNMA, 3.20%, 11/01/27 - 11/01/36		206,863		216,053
FNMA, 3.204%, 9/01/34		204,836		212,732
FNMA, 3.205%, 9/01/24		43,001		44,718
FNMA, 3.206%, 2/01/18 - 11/01/35		462,320		479,370
FNMA, 3.208%, 9/01/28		87,291		90,467
FNMA, 3.213%, 12/01/35		2,064,714		2,160,374
FNMA, 3.215%, 9/01/32		39,974		41,539
FNMA, 3.22%, 5/01/19 - 9/01/26		261,245		272,153
FNMA, 3.225%, 10/01/33		387,558		404,929
FNMA, 3.229%, 10/01/27		56,938		59,524
FNMA, 3.238%, 9/01/33		370,546		384,484
FNMA, 3.241%, 1/01/36		6,031,913		6,315,539
FNMA, 3.243%, 8/01/33		129,074		134,376
FNMA, 3.246%, 2/01/34		2,060,398		2,154,617
FNMA, 3.254%, 6/01/28		1,531,724		1,600,558
FNMA, 3.256%, 9/01/34		27,238		28,305
FNMA, 3.261%, 10/01/34		19,419,974		20,250,839
FNMA, 3.265%, 9/01/32		354,868		369,639
FNMA, 3.275%, 11/01/32		59,607		61,940
FNMA, 3.285%, 9/01/33		110,715		115,067
FNMA, 3.288%, 8/01/34		13,356		13,864
FNMA, 3.29%, 10/01/32 - 9/01/34		874,237		909,858
FNMA, 3.294%, 7/01/24		708,017		718,207
FNMA, 3.299%, 2/01/36		150,805		157,457
FNMA, 3.30%, 9/01/32		28,567		29,410
FNMA, 3.305%, 9/01/32		108,793		112,649
FNMA, 3.307%, 10/01/18		9,331		9,690
FNMA, 3.336%, 10/01/33		82,894		86,303
FNMA, 3.348%, 9/01/29		80,433		83,036
FNMA, 3.35%, 11/01/33		989,070		1,023,813
FNMA, 3.354%, 9/01/35		276,896		286,789
FNMA, 3.361%, 9/01/34		33,881		35,182
FNMA, 3.367%, 9/01/33		97,673		101,331
FNMA, 3.375%, 7/01/35		1,204,332		1,256,298
FNMA, 3.379%, 12/01/33		156,470		163,570
FNMA, 3.38%, 8/01/36		257,197		258,631
FNMA, 3.393%, 8/01/34		27,179		28,347
FNMA, 3.395%, 9/01/33		171,080		177,662
FNMA, 3.401%, 10/01/35 - 9/01/36		690,254		713,944
FNMA, 3.409%, 10/01/35		202,360		210,760
FNMA, 3.41%, 5/01/34		981,707		988,049
FNMA, 3.415%, 7/01/17		111,215		115,485
FNMA, 3.417%, 4/01/35		158,897		164,727
FNMA, 3.418%, 6/01/35		5,188,750		5,390,182
FNMA, 3.419%, 8/01/36		16,449,717		17,156,781
FNMA, 3.431%, 12/01/36		37,832,086		39,729,626
FNMA, 3.432%, 9/01/34		162,108		167,891
FNMA, 3.433%, 9/01/33		156,034		162,044
FNMA, 3.439%, 1/01/29		320,761		332,662
FNMA, 3.445%, 9/01/19 - 8/01/35		1,145,754		1,190,343
FNMA, 3.461%, 10/01/24		24,226		24,576
FNMA, 3.47%, 9/01/29		220,230		221,259
FNMA, 3.495%, 2/01/37		16,139,587		16,871,979
FNMA, 3.496%, 4/01/19		478,567		492,232
FNMA, 3.50%, 7/01/35		268,866		275,018
FNMA, 3.503%, 9/01/19		56,807		57,841
FNMA, 3.51%, 11/01/35		76,633		78,899
FNMA, 3.513%, 9/01/26		19,728		20,349
FNMA, 3.516%, 12/01/32		313,766		326,485
FNMA, 3.537%, 8/01/34		68,494		68,765
FNMA, 3.538%, 1/01/19		35,826		37,156
FNMA, 3.545%, 8/01/34		39,532		40,604
FNMA, 3.546%, 12/01/35		2,066,432		2,152,801
FNMA, 3.55%, 8/01/16		33,881		35,121

FNMA, 3.551%, 2/01/34	$	159,036	$	165,256
FNMA, 3.553%, 10/01/32		253,771		265,610
FNMA, 3.564%, 1/01/19		1,146,242		1,172,517
FNMA, 3.565%, 9/01/35		62,543		64,279
FNMA, 3.57%, 8/01/26		93,322		96,265
FNMA, 3.575%, 6/01/19		150,142		155,152
FNMA, 3.58%, 12/01/36		24,329		25,427
FNMA, 3.593%, 12/01/34		3,886,836		4,037,621
FNMA, 3.596%, 9/01/25		193,120		199,890
FNMA, 3.601%, 1/01/34		15,712		16,291
FNMA, 3.611%, 2/01/36		522,780		545,827
FNMA, 3.616%, 1/01/34		488,786		507,348
FNMA, 3.618%, 4/01/32		54,447		57,043
FNMA, 3.624%, 1/01/36		11,003,685		11,422,161
FNMA, 3.625%, 6/01/17 - 10/01/28		172,027		175,312
FNMA, 3.627%, 1/01/20		996,439		1,041,095
FNMA, 3.628%, 1/01/35		518,954		539,928
FNMA, 3.637%, 8/01/39		80,752		83,895
FNMA, 3.638%, 1/01/34		131,923		136,867
FNMA, 3.653%, 5/01/36		1,252,040		1,257,676
FNMA, 3.66%, 5/01/36		335,505		337,004
FNMA, 3.684%, 10/01/33		81,860		84,286
FNMA, 3.687%, 4/01/34		4,897,786		4,970,350
FNMA, 3.688%, 7/01/35		347,193		355,451
FNMA, 3.692%, 3/01/36		168,156		175,489
FNMA, 3.703%, 8/01/33		4,283		4,432
FNMA, 3.704%, 6/01/19		171,342		175,615
FNMA, 3.706%, 8/01/33		2,702,350		2,801,982
FNMA, 3.724%, 7/01/34		238,044		244,163
FNMA, 3.732%, 2/01/36		31,772,277		32,997,266
FNMA, 3.735%, 1/01/30		205,664		207,472
FNMA, 3.75%, 7/01/18		57,189		57,975
FNMA, 3.766%, 8/01/35		9,633		9,983
FNMA, 3.775%, 8/01/33		38,157		38,857
FNMA, 3.782%, 8/01/33		349,853		361,427
FNMA, 3.786%, 12/01/33		197,705		204,829
FNMA, 3.807%, 2/01/35		119,736		123,536
FNMA, 3.809%, 8/01/32		729,022		761,645
FNMA, 3.81%, 5/01/36		2,054,500		2,059,899
FNMA, 3.839%, 9/01/33		974,660		995,884
FNMA, 3.84%, 12/01/33		80,834		83,218
FNMA, 3.855%, 10/01/35		21,059,370		21,787,759
FNMA, 3.856%, 12/01/35		6,837,065		7,076,351
FNMA, 3.859%, 9/01/33		208,968		214,844
FNMA, 3.874%, 2/01/28		145,105		149,535
FNMA, 3.875%, 6/01/17		2,460		2,549
FNMA, 3.884%, 10/01/22		399,937		413,709
FNMA, 3.885%, 11/01/35		303,880		317,071
FNMA, 3.914%, 1/01/18		49,974		51,069
FNMA, 3.916%, 12/01/35		5,097,089		5,317,759
FNMA, 3.926%, 11/01/35		578,701		602,108
FNMA, 3.931%, 9/01/33		255,327		264,478
FNMA, 3.938%, 12/01/35		2,305,033		2,398,602
FNMA, 3.943%, 9/01/33		96,641		99,392
FNMA, 3.952%, 9/01/32		1,631,060		1,700,737
FNMA, 3.958%, 3/01/36		500,646		522,641
FNMA, 3.961%, 8/01/37		7,144,813		7,480,551
FNMA, 3.999%, 8/01/34		235,315		245,135
FNMA, 4.013%, 3/01/16		12,897		13,388
FNMA, 4.046%, 9/01/37		8,377,079		8,735,276
FNMA, 4.075%, 11/01/28		100,421		103,335
FNMA, 4.093%, 9/01/33		213,144		218,687
FNMA, 4.12%, 9/01/33		1,949,473		2,015,205
FNMA, 4.13%, 10/01/35		107,207		111,298
FNMA, 4.132%, 3/01/36		491,434		513,049
FNMA, 4.148%, 9/01/35		1,180,960		1,226,785

FNMA, 4.149%, 9/01/33	$ 1,703,544	$ 1,747,264
FNMA, 4.155%, 7/01/34	8,019,444	8,347,995
FNMA, 4.158%, 9/01/35	2,045,619	2,147,594
FNMA, 4.202%, 1/01/26	3,774	3,875
FNMA, 4.207%, 4/01/34	160,824	167,536
FNMA, 4.21%, 11/01/33	1,596,260	1,658,665
FNMA, 4.215%, 4/01/38	5,331,038	5,574,847
FNMA, 4.216%, 10/01/33 - 5/01/34	548,098	567,009
FNMA, 4.219%, 11/01/33	739,291	765,286
FNMA, 4.22%, 1/01/36	854,651	896,571
FNMA, 4.224%, 8/01/21	1,338,081	1,370,991
FNMA, 4.249%, 5/01/25	380,726	394,111
FNMA, 4.25%, 1/01/17 - 12/01/25	405,309	421,745
FNMA, 4.255%, 4/01/24	13,400	13,961
FNMA, 4.256%, 1/01/25	1,035,154	1,081,548
FNMA, 4.295%, 11/01/35	92,090	94,715
FNMA, 4.296%, 2/01/30	195,380	203,154
[b]FNMA, 4.299%, 11/01/35	9,921,415	10,415,161
FNMA, 4.30%, 4/01/38	16,905,517	17,753,795
FNMA, 4.303%, 4/01/38	2,234,993	2,320,435
FNMA, 4.315%, 10/01/33	198,551	207,292
FNMA, 4.323%, 7/01/37	19,353,084	20,159,000
FNMA, 4.347%, 2/01/34	520,941	542,209
FNMA, 4.349%, 7/01/36	716,304	748,401
FNMA, 4.353%, 3/01/29	9,528	9,806
FNMA, 4.389%, 10/01/14	29,876	30,078
FNMA, 4.397%, 10/01/33	132,270	136,660
FNMA, 4.399%, 5/01/34	777,356	810,624
FNMA, 4.408%, 9/01/30 - 8/01/35	8,122,952	8,442,144
FNMA, 4.411%, 6/01/28	7,706	7,911
FNMA, 4.418%, 11/01/17	1,129,696	1,184,630
FNMA, 4.427%, 9/01/30	36,758	38,304
FNMA, 4.432%, 9/01/35	201,774	209,844
FNMA, 4.435%, 5/01/34	185,965	194,711
FNMA, 4.44%, 10/01/34	492,490	515,034
FNMA, 4.442%, 4/01/34	988,383	1,033,400
FNMA, 4.446%, 11/01/35	522,841	544,595
FNMA, 4.447%, 11/01/34	301,420	316,945
FNMA, 4.452%, 11/01/18	43,659	43,879
FNMA, 4.461%, 2/01/34	2,391,259	2,493,644
FNMA, 4.463%, 8/01/34	820,595	855,506
FNMA, 4.467%, 5/01/34	2,564,995	2,673,787
FNMA, 4.47%, 10/01/35	125,267	129,963
FNMA, 4.48%, 8/01/22	54,793	57,642
FNMA, 4.486%, 12/01/35	341,600	355,642
FNMA, 4.492%, 9/01/35	9,195,873	9,509,191
FNMA, 4.496%, 1/01/38	22,097,751	23,150,165
FNMA, 4.50%, 8/01/17	46,405	48,372
FNMA, 4.501%, 8/01/34	1,110,222	1,161,138
FNMA, 4.51%, 3/01/34	236,928	246,838
FNMA, 4.52%, 3/01/24	2,562	2,624
FNMA, 4.521%, 2/01/34	273,490	285,436
FNMA, 4.527%, 5/01/38	23,286,320	24,379,215
FNMA, 4.528%, 7/01/17	567,199	593,012
FNMA, 4.546%, 1/01/28	58,180	59,744
FNMA, 4.554%, 1/01/35	2,781,006	2,919,196
FNMA, 4.56%, 5/01/32 - 9/01/35	1,888,759	1,962,096
FNMA, 4.564%, 1/01/36	1,315,187	1,368,844
FNMA, 4.586%, 6/01/29	518,371	528,000
FNMA, 4.597%, 3/01/35	12,047	12,662
FNMA, 4.598%, 10/01/33 - 4/01/34	2,992,809	3,112,248
FNMA, 4.602%, 10/01/33	1,748,311	1,816,069
FNMA, 4.611%, 11/01/33	2,523,994	2,630,270
FNMA, 4.611%, 2/01/36	42,395,401	44,214,369
FNMA, 4.629%, 3/01/36	4,187,297	4,358,999
FNMA, 4.641%, 9/01/35	13,523,945	14,076,441

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

FNMA,	4.644%,1/01/37			$ 8,439,482	$ 8,789,006
FNMA,	4.65%, 2/01/14			12,791	13,319
FNMA,	4.652%,	4/01/38		641,173	665,838
FNMA,	4.657%,	9/01/35		1,780,307	1,849,802
FNMA,	4.658%,	9/01/33		3,842,465	3,999,999
FNMA,	4.66%, 7/01/38			380,008	396,826
FNMA,	4.661%, 9/01/35			520,531	546,289
FNMA,	4.664%,	2/01/34		999,065	1,037,865
FNMA,	4.667%,	5/01/35		11,274	11,854
FNMA,	4.68%, 5/01/21			516,212	541,537
FNMA,	4.704%,	4/01/38		96,918	101,572
FNMA,	4.731%, 11/01/33		- 10/01/35	3,754,006	3,911,833
FNMA,	4.746%,	9/01/35		1,159,377	1,220,751
FNMA,	4.749%,	4/01/27		57,643	59,166
FNMA,	4.75%,12/01/26			79,482	81,527
FNMA,	4.765%,1/01/35			277,775	291,129
FNMA,	4.77%, 9/01/35			218,779	227,791
FNMA,	4.781%, 9/01/35			7,149,591	7,447,336
FNMA,	4.80%, 2/01/35			73,848	77,678
FNMA,	4.827%,	6/01/35		6,089	6,382
FNMA,	4.831%, 9/01/35			8,917,162	9,203,467
FNMA,	4.836%,	10/01/34		9,396,524	9,782,064
FNMA,	4.843%,1/01/36			11,308,037	11,880,875
FNMA,	4.853%,	12/01/35		2,600,887	2,720,248
FNMA,	4.857%,	11/01/35		16,622,312	17,373,372
FNMA,	4.872%,	6/01/35		456,409	480,331
FNMA,	4.874%,1/01/35			6,022	6,304
FNMA,	4.875%,	5/01/35		35,530	37,449
FNMA,	4.877%,	11/01/35		530,132	533,034
FNMA,	4.883%,	2/01/34		1,839,806	1,919,648
FNMA,	4.888%,	11/01/33		1,257,845	1,304,875
FNMA,	4.89%, 5/01/33			63,372	66,716
FNMA,	4.907%,	5/01/36		5,636,800	5,959,275
FNMA,	4.908%,	12/01/35		1,953,983	2,040,968
FNMA,	4.91%,3/01/26			451,507	478,225
FNMA,	4.925%,	6/01/38		9,286	9,859
FNMA,	4.929%,	9/01/35		73,347	77,391
FNMA,	4.941%, 11/01/35			16,007,922	16,679,647
FNMA,	4.951%, 1/01/36			1,243,257	1,299,559
FNMA,	4.952%,	12/01/35		89,798	93,591
FNMA,	4.955%,	10/01/33		3,079,059	3,204,818
FNMA,	4.972%,	11/01/35		3,612,311	3,775,577
FNMA,	4.979%,	11/01/33		1,680,291	1,747,641
FNMA,	4.985%,1/01/36			966,139	1,008,819
FNMA,	4.999%,	10/01/34		83,768	87,733
FNMA,	5.008%,	4/01/35	- 11/01/35	6,064,179	6,300,646
FNMA,	5.014%,	7/01/38		7,726	8,223
FNMA,	5.018%,	6/01/34		4,363	4,629
FNMA,	5.025%,	9/01/35	- 4/01/36	17,099,558	17,875,861
FNMA,	5.049%,1/01/36			26,885,748	28,151,916
FNMA,	5.05%,11/01/13			3,648,419	3,763,290
FNMA,	5.058%,	9/01/37		8,530,480	8,930,555
FNMA,	5.063%,	8/01/35		2,769,116	2,892,164
FNMA,	5.068%,	4/01/36		5,284,497	5,543,776
FNMA,	5.073%,	7/01/34	- 1/01/38	442,091	462,687
FNMA,	5.076%,	9/01/35		4,038,198	4,220,886
FNMA,	5.091%, 10/01/34			1,990,368	2,084,958
FNMA,	5.112%,11/01/33			3,917,088	4,093,525
FNMA,	5.113%,	2/01/33		87,464	93,195
FNMA,	5.117%,1/01/37			19,932,381	21,005,586
FNMA,	5.158%,	12/01/24		391,867	411,719
FNMA,	5.165%,	10/01/35		4,360,158	4,554,012
FNMA,	5.179%,	9/01/35		682,503	713,098
FNMA,	5.196%,	12/01/34		99,586	104,615
FNMA,	5.23%, 6/01/17			316,285	325,780
FNMA,	5.243%,	6/01/32		337,835	339,715

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

FNMA,	5.244%,	2/01/36		$ 7,335,271	$ 7,696,904
FNMA,	5.246%,	8/01/34		428,956	451,151
FNMA,	5.249%,	11/01/35		1,549,494	1,616,376
FNMA,	5.256%,	8/01/34		196,959	206,577
FNMA,	5.274%,	11/01/36		461,671	494,775
FNMA,	5.282%,	2/01/18		14,698	15,708
FNMA,	5.285%,1/01/36			232,457	243,022
FNMA,	5.292%,	1/01/19		551,159	555,786
FNMA,	5.293%,1/01/38			799,287	853,607
FNMA,	5.294%,1/01/36			14,233,226	14,984,834
FNMA,	5.305%,	3/01/36		4,838,451	5,088,387
FNMA,	5.314%,	5/01/36		12,019,267	12,623,067
FNMA,	5.33%, 2/01/36			545,955	571,145
FNMA,	5.345%,1/01/36			7,427,817	7,758,352
FNMA,	5.348%,	3/01/36		2,277,384	2,394,834
FNMA,	5.357%,	4/01/36		352,492	370,047
FNMA,	5.365%,1/01/37			168,176	177,705
FNMA,	5.372%,1/01/36			5,428,047	5,706,639
FNMA,	5.379%,	6/01/36		196,112	205,876
FNMA,	5.381%, 2/01/36			11,973,393	12,550,116
FNMA,	5.382%,1/01/37			185,150	195,826
FNMA,	5.39%,1/01/38			12,842	13,746
FNMA,	5.392%,	2/01/36		13,055,287	13,730,313
FNMA,	5.399%,	5/01/36		2,073,290	2,179,786
FNMA,	5.406%,	2/01/36		93,120	97,702
FNMA,	5.412%,	4/01/36	- 2/01/37	2,352,612	2,474,777
FNMA,	5.418%,	3/01/36		752,173	803,680
FNMA,	5.419%,	9/01/36		7,071,569	7,474,515
FNMA,	5.423%,	8/01/36		11,601,051	12,183,258
FNMA,	5.43%,1/01/37			311,641	330,279
FNMA,	5.434%,	6/01/36		2,021,985	2,128,164
FNMA,	5.46%, 5/01/36			1,683,685	1,769,045
FNMA,	5.467%,	6/01/36		3,487,091	3,659,088
FNMA,	5.475%,	4/01/36		9,687,872	10,191,719
FNMA,	5.478%,	12/01/35	- 2/01/37	9,789,692	10,398,777
FNMA,	5.49%,1/01/19 -10/01/37			2,499,237	2,627,546
FNMA,	5.493%,	2/01/36		2,175,041	2,282,729
FNMA,	5.50%, 2/01/36			9,531,516	10,025,474
FNMA,	5.503%,	4/01/36		3,730,728	3,923,167
FNMA,	5.505%,	7/01/36		5,321,422	5,593,304
FNMA,	5.507%,1/01/36			609,582	639,885
FNMA,	5.508%,	4/01/36		1,487,630	1,565,253
FNMA,	5.51%,3/01/37			2,025,759	2,152,254
FNMA,	5.524%,	9/01/36		6,808,241	7,201,262
FNMA,	5.531%, 5/01/36			8,182,550	8,603,783
FNMA,	5.534%,	9/01/36		114,779	121,451
FNMA,	5.54%,11/01/37			194,844	207,959
FNMA,	5.542%,	5/01/37		6,680,175	7,115,994
FNMA,	5.548%,	10/01/36		3,098,141	3,283,406
FNMA,	5.549%,	4/01/37		713,224	761,267
FNMA,	5.55%, 6/01/29			6,911	7,186
FNMA,	5.569%,	2/01/37		52,118	55,320
FNMA,	5.58%, 4/01/36			1,775,206	1,861,408
FNMA,	5.582%,	9/01/36		421,972	448,614
FNMA,	5.588%,	7/01/36		1,621,751	1,715,517
FNMA,	5.59%,	10/01/36		1,935,834	2,037,053
FNMA,	5.593%,	8/01/36		10,823,576	11,430,317
FNMA,	5.613%,	4/01/36		3,984,661	4,200,513
FNMA,	5.62%, 3/01/37			835,769	889,045
FNMA,	5.622%,	11/01/26		63,741	63,849
FNMA,	5.626%,	4/01/37		594,780	633,597
FNMA,	5.641%, 9/01/32			258,810	276,898
FNMA,	5.657%,	11/01/36		4,531,845	4,814,220
FNMA,	5.661%, 6/01/36			7,736,462	8,140,308
FNMA,	5.672%,1/01/36			1,453,786	1,531,548
FNMA,	5.696%,1/01/37			19,032	20,229

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Balanced Fund

Statement of Investments, July 31, 2010 (unaudited)

	Country	Shares	Value
Common Stocks 45.6%
Consumer Discretionary 2.9%
·CBS Corp., B	United States	100,000	$1,478,000
Limited Brands Inc.	United States	85,000	2,179,400
Target Corp.	United States	25,000	1,283,000
			4,940,400
Consumer Staples 3.1%
CVS Caremark Corp.	United States	30,000	920,700
Diageo PLC, ADR	United Kingdom	20,000	1,397,600
PepsiCo Inc.	United States	20,000	1,298,200
The Procter & Gamble Co.	United States	25,000	1,529,000
			5,145,500
Energy 6.3%
ConocoPhillips	United States	50,000	2,761,000
Diamond Offshore Drilling Inc.	United States	10,000	594,900
Exxon Mobil Corp.	United States	40,000	2,387,200
• Halliburton Co.	United States	60,000	1,792,800
Schlumberger Ltd.	United States	30,000	1,789,800
bWeatherford International Ltd.	United States	80,000	1,296,000
			10,621,700
Financials 3.3%
b CITGroup Inc.	United States	65,000	2,363,400
JPMorgan Chase & Co.	United States	40,000	1,611,200
Wells Fargo & Co.	United States	54,000	1,497,420
			5,472,020
Health Care 5.1%
Abbott Laboratories	United States	30,000	1,472,400
Baxter International Inc.	United States	40,000	1,750,800
Johnson & Johnson	United States	30,000	1,742,700
Merck & Co. Inc.	United States	93,651	3,227,213
bTenet Healthcare Corp.	United States	100,000	460,000
			8,653,113
Industrials 4.4%
FedEx Corp.	United States	20,000	1,651,000
General Dynamics Corp.	United States	30,000	1,837,500
General Electric Co.	United States	80,000	1,289,600
Pitney Bowes Inc.	United States	50,000	1,220,500
United Technologies Corp.	United States	20,000	1,422,000
			7,420,600
Information Technology 6.4%
bAgilent Technologies Inc.	United States	50,000	1,396,500
Intel Corp.	United States	60,000	1,236,000
International Business Machines Corp.	United States	10,000	1,284,000
Lender Processing Services Inc.	United States	30,000	958,200
Maxim Integrated Products Inc.	United States	20,000	350,600
Microsoft Corp.	United States	70,000	1,806,700
QUALCOMM Inc.	United States	21,800	830,144
Texas Instruments Inc.	United States	60,000	1,481,400
Xerox Corp.	United States	140,000	1,363,600
			10,707,144
Materials 3.8%
E. I. du Pont de Nemours and Co.	United States	60,000	2,440,200
Freeport-McMoRan Copper & Gold Inc., B	United States	28,516	2,040,035
Huntsman Corp.	United States	175,000	1,832,250
			6,312,485
Telecommunication Services 3.4%
AT&T Inc.	United States	100,000	2,594,000
Frontier Communications Corp.	United States	24,003	183,383

	Quarterly Statement of Investments	See Notes to Statements of Investments.

Franklin Investors Securities Trust
Franklin Balanced Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Verizon Communications Inc.		United States	100,000	$2,906,000
				5,683,383
Utilities 6.9%
Duke Energy Corp.		United States	100,000	1,710,000
PG&E Corp.		United States	40,000	1,776,000
PPL Corp.		United States	79,300	2,164,097
Progress Energy Inc.		United States	40,000	1,684,400
The Southern Co.		United States	60,000	2,119,800
Xcel Energy Inc.		United States	100,000	2,199,000
				11,653,297

Total Common Stocks (Cost $73,649,243)				76,609,642
Convertible Preferred Stocks 5.0%
Energy 1.8%
cChesapeake Energy Corp., 5.75%, cvt. pfd., 144A		United States	3,000	2,949,750

Financials 2.4%
Bank of America Corp., 7.25%, cvt. pfd., L		United States	2,800	2,576,000
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.		United States	60,000	1,470,000
				4,046,000
Health Care 0.8%
Tenet Healthcare Corp., 7.00%, cvt. pfd.		United States	1,600	1,392,000

Total Convertible Preferred Stocks (Cost $8,535,576)				8,387,750
Preferred Stocks 0.0% d
Financials O.O%d
bFannie Mae, 7.625%, pfd., R		United States	20,000	6,400
bFannie Mae, 8.25%, pfd.		United States	25,000	8,500
bFreddie Mac, 8.375%, pfd., Z		United States	30,200	11,627

Total Preferred Stocks (Cost $1,880,000)				26,527
Equity-Linked Securities 5.4%
Consumer Discretionary 1.5%
cJPMorgan Chase & Co. into Comcast Corp., 8.00%, 144A		United States	125,000	2,418,250

Energy 1.4%
Credit Suisse into Weatherford International Ltd., 11.00%		United States	75,000	1,258,425
cThe Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
144A		United States	25,000	1,049,100
				2,307,525
Financials 1.4%
cJPMorgan Chase & Co. into Bank of America,	9.00%, 144A	United States	72,000	1,086,480
cThe Goldman Sachs Group Inc. into Citigroup	Inc., 10.00%, 144A	United States	310,000	1,283,667
				2,370,147
Utilities 1.1%
cBarclays Capital into Calpine Corp., 8.00%, 144A		United States	150,000	1,909,935

Total Equity-Linked Securities (Cost $8,693,775)				9,005,857

			Principal
			Amounte
Convertible Bonds 4.5%
Consumer Discretionary 2.0%
cLiberty Global Inc., cvt., senior sub. note, 144A, 4.50%, 11/15/16		United States	$500,000	637,500

[c]MGM Resorts International, cvt., senior note, 144A, 4.25%, 4/15/15	United States	$ 3,000,000	$ 2,685,000
			3,322,500
Financials 1.1%			
[c]Forest City Enterprises Inc., cvt., senior note, 144A, 5.00%, 10/15/16	United States	1,000,000	1,155,000
[f]iStar Financial Inc., cvt., senior note, FRN, 1.033%, 10/01/12	United States	1,000,000	732,500
			1,887,500
Information Technology 0.5%			
[c]Sybase Inc., cvt., senior note, 144A, 3.50%, 8/15/29	United States	600,000	899,760
Materials 0.9%			
[c]Cemex SAB de CV, cvt., sub. note, 144A, 4.875%, 3/15/15	Mexico	1,500,000	1,501,950
Total Convertible Bonds (Cost $7,101,959)			7,611,710
Corporate Bonds 31.2%			
Consumer Discretionary 3.0%			
[c]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	United States	600,000	637,500
DISH DBS Corp., senior note, 7.875%, 9/01/19	United States	1,000,000	1,067,500
Ford Motor Credit Co. LLC, senior note, 7.00%, 4/15/15	United States	900,000	931,891
[c]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	500,000	517,172
News America Inc., senior note, 6.90%, 8/15/39	United States	300,000	347,261
Time Warner Inc., 6.10%, 7/15/40	United States	1,000,000	1,058,740
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	500,000	546,616
			5,106,680
Consumer Staples 2.6%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	1,000,000	1,312,143
[c]Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14	United States	750,000	868,979
Kraft Foods Inc., senior note, 5.375%, 2/10/20	United States	1,000,000	1,095,909
Ralcorp Holdings Inc., 4.95%, 8/15/20	United States	1,000,000	1,020,972
			4,298,003
Energy 6.1%			
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	500,000	538,981
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	500,000	523,750
Chesapeake Energy Corp., senior note, 7.25%, 12/15/18	United States	1,000,000	1,062,500
[c]Consol Energy Inc., senior note, 144A, 8.25%, 4/01/20	United States	400,000	432,000
El Paso Corp., senior note, 7.25%, 4/01/18	United States	500,000	532,727
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	1,000,000	1,073,387
[c]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	1,300,000	1,387,750
Newfield Exploration Co., senior sub. bond, 6.875%, 2/01/20	United States	1,000,000	1,045,000
[c]Petroplus Finance Ltd., senior note, 144A, 7.00%, 5/01/17	Switzerland	1,250,000	1,075,000
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	750,000	809,202
Valero Energy Corp., senior note, 10.50%, 3/15/39	United States	500,000	696,821
Weatherford International Ltd., senior note, 9.625%, 3/01/19	United States	850,000	1,078,069
			10,255,187
Financials 13.6%			
American Express Co., senior note, 7.00%, 3/19/18	United States	700,000	827,700
Bank of America Corp.,			
4.50%, 4/01/15	United States	1,000,000	1,034,345
[g]pfd., sub. bond, M, 8.125%, Perpetual	United States	725,000	737,688
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	1,000,000	1,047,865
[c,g]BNP Paribas, 144A, 7.195%, Perpetual	France	300,000	286,500
Capital One Capital V, pfd., junior sub. note, 10.25%, 8/15/39	United States	500,000	544,375
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/15	United States	400,000	386,000
Citigroup Inc., 4.75%, 5/19/15	United States	1,000,000	1,029,910
[c]Commonwealth Bank of Australia, senior note, 144A, 3.75%, 10/15/14	Australia	1,000,000	1,046,556
[c]Digital Realty Trust LP, 144A, 5.875%, 2/01/20	United States	800,000	820,955

u.	s. Government and Agency Securities 1.4%

Franklin Investors Securities Trust

Franklin Balanced Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Convertible Securities Fund

Statement of Investments, July 31, 2010 (unaudited)

Franklin Investors Securities Trust

Franklin Convertible Securities Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust
Franklin Convertible Securities Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Investors Securities Trust

Franklin Equity Income Fund

Statement of Investments, July 31, 2010 (unaudited)

Franklin Investors Securities Trust

Franklin Floating Rate Daily Access Fund

Statement of Investments, July 31, 2010 (unaudited)

	Country	Principal Amount [a]	Value
[b]Senior Floating Rate Interests 96.5%			
Aerospace & Defense 1.8%			
[c]AWAS Finance Luxembourg S.A.R.L., Term Loan, 7.75%, 6/10/16	Luxembourg	$ 8,430,000	$ 8,503,763
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	United States	4,000,015	4,038,139
ILC Industries Inc., June 2006 Term Loan, 2.316%, 2/24/12	United States	3,109,301	3,052,945
L-1 Identity Solutions Operating Co.,			
Tranche B-1 Term Loan, 6.75%, 8/05/13	United States	802,273	800,935
Tranche B-2 Term Loan, 7.25%, 8/05/13	United States	3,407,766	3,402,085
TASC Inc.,			
Tranche A Term Loan, 5.50%, 12/18/14	United States	3,149,250	3,158,436
Tranche B Term Loan, 5.75%, 12/18/15	United States	4,661,575	4,678,086
			27,634,389
Agricultural Products 0.3%			
Dole Food Co. Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17	United States	1,395,339	1,399,445
Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17	Bermuda	3,465,673	3,475,873
			4,875,318
Air Freight & Logistics 0.2%			
Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%, 4/08/16	United States	2,693,250	2,706,716
Airlines 0.5%			
Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13	United States	7,448,352	7,524,385
Apparel, Accessories & Luxury Goods 0.7%			
Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15	United States	4,028,767	4,054,575
[c]Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 4.75%, 5/06/16	United States	6,643,091	6,682,830
			10,737,405
Application Software 1.1%			
Dealer Computer Services Inc. (Reynold & Reynolds), Term Loan B, 5.25%, 4/21/17	United States	10,085,879	10,000,784
Nuance Communications Inc.,			
Incremental Term Loan, 2.32%, 3/31/13	United States	6,806,581	6,553,465
Term Loan, 2.32%, 3/31/13	United States	605,173	582,669
			17,136,918
Auto Parts & Equipment 3.8%			
Dayco Products LLC (Mark IV),			
Term Loan B, 10.50%, 5/13/14	United States	1,884,047	1,847,543
[d]Term Loan C, PIK, 12.50%, 11/13/14	United States	287,481	247,234
U.S. Term Loan, 10.00%, 11/13/12	United States	3,458,558	3,391,548
[c]Federal-Mogul Corp.,			
Term Loan B, 2.278% - 2.288%, 12/27/14	United States	12,752,201	11,415,503
Term Loan C, 2.278% - 2.288%, 12/27/15	United States	3,077,974	2,755,337
Key Safety Systems Inc., Term Loan B, 2.575% - 2.591%, 3/10/14	United States	14,469,804	12,480,206
Mark IV Industries Corp., Canadian Term Loan, 10.00%, 11/13/12	Canada	1,152,853	1,130,516
Tenneco Inc.,			
Term Loan B, 5.071%, 6/03/16	United States	1,130,000	1,128,588
Tranche B-1 Credit Linked, 5.347%, 3/16/14	United States	14,591,504	14,627,983
TRW Automotive Inc., Tranche A2 Term Loan, 4.125%, 5/30/15	United States	5,270,175	5,250,412
United Components Inc., Term Loan D, 2.374%, 6/29/12	United States	3,329,735	3,190,995
			57,465,865
Broadcasting 2.8%			
Citadel Broadcasting Corp., Term Loan, 11.00%, 6/03/15	United States	2,410,008	2,530,884
Gray Television Inc., Term Loan B, 3.85%, 12/31/14	United States	11,092,074	10,443,187
LBI Media Inc., Term Loan B, 1.816%, 3/31/12	United States	957,500	884,491
Sinclair Television Group Inc., Tranche B Term Loan, 6.75%, 10/29/15	United States	7,024,242	7,091,500

Quarterly Statement of Investments

See Notes to Statements of Investments.

First Data Corp.,			
Term Loan B-1, 3.066% - 3.079%, 9/24/14	United States	$ 10,825,259	$ 9,447,290
Term Loan B-2, 3.066% - 3.079%, 9/24/14	United States	6,424,444	5,599,308
Term Loan B-3, 3.066% - 3.079%, 9/24/14	United States	5,457,595	4,760,617
SunGard Data Systems Inc.,			
Incremental Term Loan, 6.75%, 2/28/14	United States	16,183,196	16,212,099
Tranche A U.S. Term Loan, 2.093% - 2.095%, 2/28/14	United States	60,811	57,717
Tranche B U.S. Term Loan, 3.999% - 4.061%, 2/28/16	United States	7,445,429	7,190,654
Trans Union LLC, Term Loan B, 6.75%, 6/15/17	United States	21,850,000	22,079,425
			85,051,542
Diversified Chemicals 1.0%			
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.284%, 4/02/14	United States	8,022,662	7,697,295
Huntsman International LLC, Term Loan B, 2.151% - 2.231%, 4/19/14	United States	7,719,116	7,261,998
			14,959,293
Diversified Real Estate Activities 0.2%			
CB Richard Ellis Services Inc., Term Loan B, 5.50%, 12/20/13	United States	3,188,041	3,188,041
Diversified Support Services 3.7%			
ARAMARK Corp.,			
Extended Synthetic L/C, 0.198%, 7/26/16	United States	277,164	267,347
Synthetic L/C, 0.198%, 1/26/14	United States	208,121	195,373
Term Loan B, 2.408%, 1/26/14	United States	2,827,388	2,654,210
Term Loan B Extended, 3.783%, 7/26/16	United States	4,200,501	4,051,724
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	United States	11,117,924	11,117,924
[e]Interactive Data Corp, Term Loan B, 7.25%, 1/29/17	United States	14,550,000	14,543,933
KAR Auction Services Inc. (Adesa), Initial Term Loan, 3.07%, 10/18/13	United States	3,800,000	3,639,857
Language Line LLC, Term Loan B, 5.50%, 11/04/15	United States	6,169,000	6,089,315
West Corp.,			
Term Loan B-2, 2.696% - 2.811%, 10/24/13	United States	2,152,090	2,045,382
Term Loan B-3, 7.25%, 10/24/13	United States	10,242,306	10,244,436
Term Loan B-4, 4.196% - 4.311%, 7/15/16	United States	1,357,200	1,319,028
			56,168,529
Drug Retail 0.9%			
[e]Rite Aid Corp.,			
Tranche 3 Term Loan, 6.00%, 6/04/14	United States	5,822,955	5,517,250
Tranche 4 Term Loan, 9.50%, 6/10/15	United States	8,297,190	8,476,617
			13,993,867
Education Services 2.8%			
ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14	United States	2,238,750	2,165,057
Bright Horizons Family Solution Inc., Term Loan B, 7.50%, 5/21/15	United States	12,017,679	12,050,944
[e]Education Management LLC, Term Loan C, 2.313%, 6/01/13	United States	14,997,682	14,102,515
Laureate Education Inc.,			
Closing Date Term Loan, 3.743%, 8/18/14	United States	5,654,659	5,151,395
Delayed Draw Term Loan, 3.743%, 8/18/14	United States	846,454	771,120
Series A New Term Loan, 7.00%, 8/18/14	United States	8,966,822	8,814,385
			43,055,416
Electric Utilities 0.8%			
New Development Holdings LLC (Calpine), Term Loan, 7.00%, 6/08/17	United States	11,280,000	11,391,040
Electrical Components & Equipment 0.8%			
Baldor Electric Co., Term Loan B, 5.25% - 5.50%, 1/31/14	United States	11,739,372	11,766,525
Electronic Manufacturing Services 0.6%			
FCI USA,			
Term Loan B1, 3.906%, 11/01/13	United States	1,987,205	1,848,101
Term Loan B5B, 3.906%, 11/01/13	United States	1,987,205	1,848,101
Flextronics International USA Inc.,			
A Closing Date Loan, 2.591% - 2.596%, 10/01/14	United States	2,933,790	2,764,487

A-1-A Delayed Draw Term Loan, 2.591%, 10/01/14	United States	$ 843,043	$ 794,393
B Closing Date Loan, 2.596%, 10/01/12	United States	2,268,338	2,184,409
			9,439,491
Environmental & Facilities Services 1.8%			
Advanced Disposal Services Inc., Term Loan B, 6.00%, 1/14/15	United States	4,407,850	4,424,379
Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14	United States	5,270,363	5,290,127
Duratek Inc. (EnergySolutions), Term Loan B, 6.25%, 6/07/13	United States	3,135,567	3,106,824
EnergySolutions LLC,			
Synthetic A Deposit, 6.25%, 6/07/13	United States	1,982,452	1,964,279
Synthetic L/C, 6.25%, 6/07/13	United States	488,640	484,160
Term Loan B, 6.25%, 6/07/13	United States	6,535,493	6,475,582
[d,e,f] EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%, 7/07/12	United States	6,250,478	5,000,383
			26,745,734
Food Retail 0.2%			
Pantry Inc.,			
Delayed Draw Term Loan, 2.07%, 5/14/14	United States	610,621	584,415
Term Loan B, 2.07%, 5/14/14	United States	2,119,333	2,028,377
			2,612,792
General Merchandise Stores 0.9%			
Dollar General Corp., Tranche B-1 Term Loan, 3.066% - 3.225%, 7/07/14	United States	13,366,970	13,001,891
Health Care Equipment 0.9%			
DJO Finance LLC, Term Loan B, 3.316%, 5/20/14	United States	7,130,877	6,801,074
Fresenius SE,			
Tranche C1 Dollar Term Loan, 4.50%, 9/10/14	Germany	4,327,680	4,346,614
Tranche C2 Term Loan, 4.50%, 9/10/14	Germany	2,801,715	2,813,973
			13,961,661
Health Care Facilities 7.3%			
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.788%, 7/25/14	United States	1,156,813	1,097,741
Term Loan, 2.788%, 7/25/14	United States	22,479,317	21,331,410
HCA Inc., Term Loan B-1, 2.783%, 11/18/13	United States	24,602,409	23,799,977
HealthSouth Corp.,			
Term Loan B, 2.79%, 3/10/13	United States	5,779,973	5,621,024
Term Loan B-2, 4.29%, 9/10/15	United States	2,789,586	2,761,191
Iasis Healthcare LLC,			
Delayed Draw Term Loan, 2.316%, 3/14/14	United States	3,486,040	3,297,940
Initial Term Loan, 2.316%, 3/14/14	United States	10,072,343	9,528,859
Synthetic L/C, 2.327%, 3/14/14	United States	948,582	897,399
Psychiatric Solutions Inc., Term Loan, 2.26% - 2.277%, 7/01/12	United States	8,996,947	8,935,093
[c] Universal Health Services Inc., Term Loan B, 6.25%, 10/15/16	United States	20,600,000	20,479,840
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	12,027,741	11,928,512
			109,678,986
Health Care Supplies 0.6%			
Bausch and Lomb Inc.,			
Delayed Draw Term Loan, 3.566%, 4/28/15	United States	1,933,703	1,857,196
Parent Term Loan, 3.566% - 3.783%, 4/28/15	United States	7,983,882	7,668,000
			9,525,196
Household Products 1.1%			
Prestige Brands Inc., Term Loan B, 4.75%, 3/24/16	United States	4,383,087	4,355,692
[c] Spectrum Brands Inc., Term Loan, 8.00%, 6/16/16	United States	11,440,000	11,575,850
			15,931,542
Housewares & Specialties 0.7%			
Jarden Corp., Term Loan B4, 3.783%, 1/26/15	United States	4,509,880	4,462,364
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.343%, 10/04/11	United States	6,743,692	6,663,610
			11,125,974

Human Resource & Employment Services 0.2%			
Altegrity Inc., Tranche D Term Loan, 8.25%, 2/21/15	United States	$ 2,780,000	$ 2,769,352
Independent Power Producers & Energy Traders 2.6%			
Dynegy Holdings Inc.,			
Term L/C Facility, 4.07%, 4/02/13	United States	9,937,312	9,320,374
Term Loan B, 4.07%, 4/02/13	United States	922,469	865,200
NRG Energy Inc.,			
Credit Link, 2.283%, 2/01/13	United States	6,658,609	6,404,750
Term Loan, 2.283%, 2/01/13	United States	10,044,483	9,661,537
Texas Competitive Electric Holdings Co. LLC,			
Term Loan B-1, 3.845% - 4.033%, 10/10/14	United States	3,373,680	2,626,049
Term Loan B-2, 3.845% - 4.066%, 10/10/14	United States	9,705,969	7,555,058
Term Loan B-3, 3.845% - 4.033%, 10/10/14	United States	3,890,000	3,017,181
			39,450,149
Industrial Conglomerates 0.9%			
Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13	United States	7,766,337	7,805,169
TriMas Co. LLC,			
Class A Tranche B Term Loan, 6.00%, 12/15/15	United States	4,377,681	4,301,072
Class A Tranche B-1 L/C, 6.00%, 12/15/15	United States	1,049,594	1,031,226
			13,137,467
Industrial Machinery 2.3%			
Mueller Water Products Inc.,			
Term Loan A, 5.533%, 5/24/12	United States	3,026,076	3,009,684
Term Loan B, 5.475% - 5.533%, 5/24/14	United States	7,213,443	7,193,606
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.625%, 7/22/13	United States	9,432,875	8,937,649
Tranche B-1 Term B Loan, 2.875%, 7/22/13	United States	16,442,430	15,712,797
			34,853,736
Integrated Telecommunication Services 3.9%			
Cincinnati Bell Inc., Term Loan B, 5.533% - 6.50%, 6/11/17	United States	21,895,125	21,543,248
Intelsat Corp. (PanAmSat),			
Tranche B-2-A, 3.033%, 1/03/14	United States	5,506,986	5,208,402
Tranche B-2-B, 3.033%, 1/03/14	United States	5,505,291	5,206,800
Tranche B-2-C, 3.033%, 1/03/14	United States	5,505,291	5,206,799
Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 3.033%, 6/30/13	United States	2,960,672	2,816,955
Savvis Communications Corp., Term Facility, 7.25%, 8/04/16	United States	5,680,000	5,509,600
U.S. TelePacific Corp., Term Loan, 9.25%, 8/17/15	United States	3,591,000	3,608,955
Wind Telecomunicazioni SpA,			
Term Loan B-2, 3.658%, 5/26/13	Italy	4,850,000	4,696,013
Term Loan C-2, 4.658%, 5/26/14	Italy	4,850,000	4,689,950
			58,486,722
Internet Software & Services 1.6%			
Springboard Finance LLC (Skype), New Dollar Term Loan, 7.00%, 2/23/15	United States	17,241,750	17,168,042
[e]SSI Investments II Ltd., Term Loan, 7.00%, 5/26/17	United States	7,350,000	7,377,562
			24,545,604
IT Consulting & Other Services 0.2%			
Acxiom Corp., Term B-2 Loan, 3.498%, 3/15/15	United States	3,665,076	3,665,076
Leisure Facilities 2.7%			
24 Hour Fitness Worldwide Inc., Term Loan B, 6.75%, 4/22/16	United States	15,150,000	14,138,737
Cedar Fair LP, U.S. Term Loan, 6.25%, 12/15/16	United States	8,280,000	8,313,642
Six Flags Theme Parks Inc.,			
Second Lien Term Loan, 9.25%, 12/31/16	United States	600,000	608,250
Term Loan B, 6.00%, 6/30/16	United States	10,200,000	10,138,749
Universal City Development Partners Ltd., Term Loan, 5.50%, 11/06/14	United States	7,611,750	7,611,750
			40,811,128

Franklin Investors Securities Trust

Franklin Floating Rate Daily Access Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

"The principal amount is stated in U.S. dollars unless otherwise indicated.
bThe coupon rate shown represents the rate at period end.
'A portion or all of the security purchased on a delayed delivery basis.
dlncome may be received in additional securities and/or cash.
eDefaulted security or security for which income has been deemed uncollectible.
'At July 31,2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information. The value of this security was
$5,000,383 representing 0.33% of net assets at July 31,2010.
gRounds to less than 0.1 % of net assets.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At July 31,2010, the value of this security was $3,502,940, representing 0.23% of net assets.
'Non-income producing.
'Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31,2010, the value of this security was $181,360, representing 0.01 % of net assets.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22	$ 171,700	$ 190,174
		42,800,214
Government National Mortgage Association (GNMA) Fixed Rate 0.8%		
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14	288,074	313,669
GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14	78,057	83,927
GNMA I SF 30 Year, 5.00%, 3/15/39	1,695,554	1,828,257
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	633,893	694,153
GNMA I SF 30 Year, 6.00%, 3/15/33	143,910	159,547
GNMA I SF 30 Year, 8.00%, 11/15/16	47,092	52,469
GNMA I SF 30 Year, 8.50%, 1/15/17	22,128	22,433
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	286,775	310,492
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	389,131	447,866
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/16	49,331	53,928
GNMA II SF 30 Year, 9.50%, 6/20/16	54,944	61,115
		4,027,856
Total Mortgage-Backed Securities (Cost $134,553,191)		138,935,123
U.S. Government and Agency Securities 64.5%		
FHLB, 5.75%, 5/15/12	2,000,000	2,183,580
FHLMC,		
2.125%, 3/23/12	8,000,000	8,206,376
5.125%, 7/15/12	14,000,000	15,245,440
5.50%, 8/20/12	8,000,000	8,782,976
4.125%, 12/21/12	4,000,000	4,311,556
4.50%, 1/15/13	8,300,000	9,041,539
3.50%, 5/29/13	4,200,000	4,505,789
3.75%, 6/28/13	7,000,000	7,582,575
4.50%, 7/15/13	3,500,000	3,866,828
4.50%, 1/15/14	7,000,000	7,787,157
senior note, 4.75%, 3/05/12	10,000,000	10,672,140
senior note, 1.75%, 6/15/12	5,000,000	5,105,190
senior note, 2.50%, 4/23/14	3,000,000	3,134,232
FNMA,		
1.00%, 4/04/12	6,700,000	6,753,044
1.875%, 4/20/12	1,500,000	1,534,155
1.25%, 6/22/12	4,000,000	4,048,304
4.75%, 11/19/12	4,000,000	4,362,532
4.375%, 3/15/13	4,000,000	4,366,352
1.75%, 5/07/13	3,200,000	3,272,637
1.50%, 6/26/13	8,000,000	8,128,472
4.625%, 10/15/13	5,000,000	5,551,745
2.75%, 3/13/14	20,000,000	21,074,720
4.125%, 4/15/14	10,000,000	11,028,140
3.00%, 9/16/14	3,000,000	3,184,023
2.375%, 7/28/15	6,000,000	6,174,672
senior note, 4.375%, 7/17/13	6,000,000	6,593,520
senior note, 4.625%, 10/15/14	6,000,000	6,763,740
General Electric Capital Corp., senior note, FDIC Guaranteed, 3.00%, 12/09/11	11,200,000	11,547,054
Regions Bank, senior note, FDIC Guaranteed, 3.25%, 12/09/11	10,000,000	10,372,190
U.S. Treasury Note,		
4.875%, 7/31/11	15,000,000	15,676,170
1.375%, 2/15/12	5,000,000	5,072,655
1.375%, 5/15/12	8,000,000	8,125,312
0.75%, 5/31/12	7,000,000	7,030,359
1.75%, 8/15/12	12,000,000	12,292,500
1.25%, 10/15/12	13,500,000	13,725,707
3.125%, 4/30/13	6,000,000	6,402,186
2.75%, 10/31/13	7,000,000	7,414,533
1.75%, 3/31/14	2,000,000	2,048,750
2.25%, 5/31/14	3,000,000	3,126,798
2.375%, 1/31/15	3,000,000	3,108,984
[b]Index Linked, 2.00%, 1/15/14	13,106,350	13,995,118

[b]Index Linked, 1.625%, 1/15/15	$	9,140,742	$	9,683,473
Total U.S. Government and Agency Securities (Cost $302,331,279)				312,883,223
Total Investments before Short Term Investments (Cost $436,884,470)				451,818,346
		Shares		
Short Term Investments 6.3%				
Money Market Funds (Cost $9,666,450) 2.0%				
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%		9,666,450		9,666,450
		Principal Amount		
Repurchase Agreements (Cost $20,760,774) 4.3%				
[e]Joint Repurchase Agreement, 0.185%, 8/02/10 (Maturity Value $20,761,094) Banc of America Securities LLC (Maturity Value $2,711,399) Barclays Capital Inc. (Maturity Value $2,711,399) BNP Paribas Securities Corp. (Maturity Value $2,904,684) Credit Suisse Securities (USA) LLC (Maturity Value $2,711,399) Deutsche Bank Securities Inc. (Maturity Value $3,008,283) HSBC Securities (USA) Inc. (Maturity Value $2,711,399) Morgan Stanley & Co. Inc. (Maturity Value $2,711,399) UBS Securities LLC (Maturity Value $1,291,132) Collateralized by U.S. Government Agency Securities, 0.223% - 6.875%, 8/13/10 - 7/28/15; [f]U.S. Government Agency Discount Notes, 5/12/11; U.S. Treasury Notes, 0.875% - 4.625%, 9/30/10 - 2/29/12; and [f]U.S. Treasury Bills, 10/21/10	$	20,760,774		20,760,774
Total Investments (Cost $467,311,694) 99.4%				482,245,570
Other Assets, less Liabilities 0.6%				2,876,246
Net Assets 100.0%			$	485,121,816

[a]The coupon rate shown represents the rate at period end.
[b]Principal amount of security is adjusted for inflation.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.
[d]Non-income producing.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2010, all repurchase agreements had been entered into on July 30, 2010.
[f]The security is traded on a discount basis with no stated coupon rate.

Franklin Investors Securities Trust
Franklin Limited Maturity U.S. Government Securities Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

FDIC Federal Deposit Insurance Corp.
FHLB Federal Home Loan Bank
SF Single Family

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited)

	Country	Shares	Value
Preferred Stocks (Cost $104,200) 0.0%[a]			
Banks 0.0%[a]			
[b]Freddie Mac, 8.375%, pfd., Z	United States	4,000	$ 1,540
		Principal Amount[c]	
Corporate Bonds 25.3%			
Automobiles & Components 0.2%			
Ford Motor Credit Co. LLC, senior note, 7.50%, 8/01/12	United States	600,000	629,250
Banks 2.6%			
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000	434,554
BB&T Corp., senior note, 5.70%, 4/30/14	United States	500,000	556,551
[d]Commonwealth Bank of Australia, senior note, 144A, 3.75%, 10/15/14	Australia	1,000,000	1,046,556
PNC Funding Corp., senior note, 5.40%, 6/10/14	United States	750,000	831,727
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,000,000	1,071,279
[d]Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	United Kingdom	1,500,000	1,550,272
[e]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	100,000	103,000
[e]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	150,000	163,695
Western Corporate Federal Credit Union, senior note, 1.75%, 11/02/12	United States	2,000,000	2,042,244
Westpac Banking Corp., senior note, 4.20%, 2/27/15	Australia	750,000	798,588
			8,598,466
Capital Goods 0.7%			
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	100,000	96,750
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	300,000	370,863
John Deere Capital Corp.,			
5.25%, 10/01/12	United States	250,000	271,022
[f]senior note, FRN, 1.287%, 6/10/11	United States	300,000	302,036
Northrop Grumman Corp., senior note, 3.70%, 8/01/14	United States	750,000	794,696
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 9.50%, 12/01/14	United States	400,000	413,000
			2,248,367
Consumer Durables & Apparel 0.6%			
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	400,000	402,500
KB Home, senior note, 6.25%, 6/15/15	United States	400,000	370,000
[d]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	100,000	107,000
Pulte Homes Inc., senior note, 5.25%, 1/15/14	United States	1,000,000	986,250
			1,865,750
Consumer Services 1.4%			
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	400,000	337,000
[d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000	165,000
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.25%, 2/15/13	United States	1,000,000	1,052,500
[g]Station Casinos Inc., senior note, 7.75%, 8/15/16	United States	100,000	2,500
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	2,000,000	2,085,000
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000	803,867
			4,445,867
Diversified Financials 5.0%			
American Express Credit Corp., senior note, 5.125%, 8/25/14	United States	750,000	817,474
Bank of America Corp.,			
4.50%, 4/01/15	United States	1,000,000	1,034,345
senior note, L, 7.375%, 5/15/14	United States	500,000	573,801
Capital One Financial Corp., senior note, 7.375%, 5/23/14	United States	400,000	465,330
[f]Caterpillar Financial Services Corp., senior note, FRN, 1.287%, 6/24/11	United States	300,000	302,183
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/15	United States	500,000	482,500

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

[d]Citadel Finance Ltd., senior bond, 144A, 6.25%, 12/15/11	United States	1,500,000		$	1,518,108
Citigroup Inc., senior note, 5.50%, 10/15/14	United States	1,500,000			1,590,349
[d]Conti-Gummy Finance BV, senior secured note, 144A, 8.50%, 7/15/15	Germany	165,000	EUR		225,635
Deutsche Bank AG, 4.875%, 5/20/13	Germany	200,000			215,090
General Electric Capital Corp.,					
5.90%, 5/13/14	United States	500,000			559,405
[f]FRN, 0.618%, 10/21/10	United States	18,000			18,012
GMAC Inc., senior note, 6.875%,					
9/15/11	United States	231,000			236,198
8/28/12	United States	300,000			308,250
The Goldman Sachs Group Inc.,					
5.125%, 1/15/15	United States	1,000,000			1,073,723
senior note, 3.625%, 8/01/12	United States	750,000			774,496
JPMorgan Chase & Co., senior note, 4.65%, 6/01/14	United States	750,000			811,450
[f,g]Lehman Brothers Holdings Inc., senior note, FRN, 3.005%, 7/18/11	United States	200,000			43,000
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	200,000			213,544
Morgan Stanley, senior note,					
6.00%, 5/13/14	United States	500,000			544,741
[f]FRN, 2.93%, 5/14/13	United States	750,000			758,614
PHH Corp., senior note, 7.125%, 3/01/13	United States	1,000,000			997,500
[d]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000			548,848
Shell International Finance BV, senior note, 3.10%, 6/28/15	Netherlands	1,500,000			1,550,719
					15,663,315
Energy 3.0%					
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000			997,283
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	200,000			222,000
BP Capital Markets PLC, senior note, 3.625%, 5/08/14	United Kingdom	600,000			578,790
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	400,000			451,000
Compagnie Generale de Geophysique-Veritas, senior note, 7.50%, 5/15/15	France	400,000			394,000
ConocoPhillips, 4.75%, 2/01/14	United States	100,000			110,380
El Paso Corp., senior note, 12.00%, 12/12/13	United States	400,000			480,000
Enterprise Products Operating LLC, senior note, 3.70%, 6/01/15	United States	1,000,000			1,034,598
[d]Gazprom, secured note, 144A, 7.51%, 7/31/13	Russia	100,000			109,820
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	300,000			303,750
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	400,000			447,500
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	1,250,000			1,117,180
Plains Exploration & Production Co., senior note, 7.75%, 6/15/15	United States	400,000			408,000
Valero Energy Corp., senior note, 6.875%, 4/15/12	United States	1,500,000			1,612,119
[d]Vantage Drilling Co., senior secured note, 144A, 11.50%, 8/01/15	United States	200,000			200,000
[d]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000			1,042,411
					9,508,831
Food & Staples Retailing 0.7%					
Wal-Mart Stores Inc., 3.20%, 5/15/14	United States	500,000			530,576
[d]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	1,500,000			1,535,397
					2,065,973
Food, Beverage & Tobacco 1.0%					
Altria Group Inc., 7.75%, 2/06/14	United States	100,000			117,504
[d]Anheuser-Busch InBev Worldwide Inc, senior note, 144A, 7.20%, 1/15/14	United States	100,000			115,864
[d]Cargill Inc., 144A, 5.20%, 1/22/13	United States	500,000			539,406
ConAgra Foods Inc., 5.875%, 4/15/14	United States	300,000			342,064
[d]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	400,000			466,000
Kraft Foods Inc., senior note, 2.625%, 5/08/13	United States	1,500,000			1,542,397
Pinnacle Foods Finance LLC, senior note, 9.25%, 4/01/15	United States	200,000			207,750
					3,330,985
Health Care Equipment & Services 0.8%					
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000			816,457
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	400,000			412,500
Express Scripts Inc., senior note, 5.25%, 6/15/12	United States	500,000			534,368
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	Germany	200,000			207,000

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

HCA Inc., senior secured note, 9.125%, 11/15/14	United States	600,000		$ 633,000
				2,603,325
Insurance 0.5%				
Berkshire Hathaway Finance Corp., senior note, 4.00%, 4/15/12	United States	400,000		421,499
Marsh & McLennan Cos. Inc., senior note, 5.15%, 9/15/10	United States	500,000		502,237
[d]Metropolitan Life Global Funding I,				
144A, 2.875%, 9/17/12	United States	500,000		512,929
senior secured note, 144A, 5.125%, 4/10/13	United States	250,000		271,450
				1,708,115
Materials 1.0%				
[d]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000		487,327
The Dow Chemical Co., senior note, 4.85%, 8/15/12	United States	750,000		794,640
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	400,000		406,000
[d]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	200,000		205,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	400,000		372,500
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	400,000		411,000
Solo Cup Co.,				
senior secured note, 10.50%, 11/01/13	United States	100,000		105,000
senior sub. note, 8.50%, 2/15/14	United States	300,000		273,000
Teck Resources Ltd., senior note, 9.75%, 5/15/14	Canada	100,000		121,657
				3,176,124
Media 1.6%				
Belo Corp., senior note, 6.75%, 5/30/13	United States	2,000,000		2,082,500
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	200,000		238,500
EchoStar DBS Corp., senior note, 7.75%, 5/31/15	United States	400,000		420,000
[d]Lamar Media Corp., senior sub. note, 144A, 7.875%, 4/15/18	United States	100,000		104,000
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	200,000		198,000
Time Warner Inc., 3.15%, 7/15/15	United States	1,500,000		1,536,509
[d]Univision Communications Inc., senior secured note, 144A, 12.00%, 7/01/14	United States	200,000		220,500
Viacom Inc., 4.375%, 9/15/14	United States	350,000		375,893
				5,175,902
Pharmaceuticals, Biotechnology & Life Sciences 1.5%				
Abbott Laboratories, senior note, 2.70%, 5/27/15	United States	1,000,000		1,042,014
Merck & Co Inc., senior note, 1.875%, 6/30/11	United States	700,000		707,756
Pfizer Inc., senior note, 4.45%, 3/15/12	United States	250,000		264,413
[d]Roche Holdings Inc., senior note, 144A, 4.50%, 3/01/12	Switzerland	250,000		263,521
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Netherland Antilles	1,500,000		1,555,603
Watson Pharmaceuticals Inc., senior note, 5.00%, 8/15/14	United States	750,000		816,201
				4,649,508
Real Estate 0.9%				
[d]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	750,000		814,852
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		449,805
HCP Inc., senior note, F, 4.875%, 9/15/10	United States	750,000		752,318
[d]WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15	United States	750,000		831,097
				2,848,072
Retailing 0.2%				
[d,f]Edcon Proprietary Ltd., senior secured note, 144A, FRN, 3.969%, 6/15/14	South Africa	200,000	EUR	198,102
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	400,000		420,000
				618,102
Software & Services 0.2%				
Oracle Corp., senior note, 3.75%, 7/08/14	United States	500,000		539,518
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	100,000		102,750
				642,268
Technology Hardware & Equipment 0.2%				
Hewlett-Packard Co., senior note, 2.95%, 8/15/12	United States	500,000		520,274

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Telecommunication Services 2.1%			
AT&T Inc., 4.95%, 1/15/13	United States	700,000	$ 764,483
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 5.25%, 2/01/12	United States	200,000	212,465
[d]Digicel SA, senior note, 144A, 12.00%, 4/01/14	Jamaica	200,000	228,000
[d]Frontier Communications Corp., senior note, 144A, 7.875%, 4/15/15	United States	400,000	425,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	400,000	420,000
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	100,000	103,500
Sprint Capital Corp., senior note, 8.375%, 3/15/12	United States	2,000,000	2,130,000
[f]Telecom Italia Capital SA, senior note, FRN, 1.135%, 7/18/11	Italy	300,000	296,252
Telefonica Europe BV, 7.75%, 9/15/10	Netherlands	200,000	201,368
Telefonica SA, senior note, 4.949%, 1/15/15	Spain	1,500,000	1,616,178
Verizon New England Inc., senior note, 6.50%, 9/15/11	United States	200,000	210,820
Verizon New York Inc., senior deb., A, 6.875%, 4/01/12	United States	200,000	216,404
			6,824,470
Transportation 0.1%			
[d]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	400,000	435,000
Utilities 1.0%			
Ameren Corp., senior note, 8.875%, 5/15/14	United States	200,000	232,182
Duke Energy Corp., senior note, 6.30%, 2/01/14	United States	750,000	853,562
Midamerican Energy Holdings Co., senior note, 3.15%, 7/15/12	United States	700,000	723,050
NRG Energy Inc., senior note, 7.25%, 2/01/14	United States	400,000	411,000
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000	558,833
[f]Southern Co., senior note, 2008A, FRN, 1.165%, 8/20/10	United States	300,000	299,931
			3,078,558
Total Corporate Bonds (Cost $77,448,653)			80,636,522
Convertible Bonds (Cost $34,110) 0.0%[a]			
Pharmaceuticals, Biotechnology & Life Sciences 0.0%[a]			
PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23	United States	30,000	33,900
Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.3%			
Banks 1.2%			
Banc of America Commercial Mortgage Inc.,			
[f]2006-3, AM, FRN, 6.006%, 7/10/44	United States	164,000	139,165
2006-4, AM, 5.675%, 7/10/46	United States	710,000	648,591
[f]Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.371%, 5/15/13	United States	63,743	63,345
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.396%, 7/15/44	United States	125,000	119,921
[f]Countrywide Asset-Backed Certificates,			
2001-BC3, A, FRN, 0.809%, 12/25/31	United States	2,394	1,261
2002-3, 1A1, FRN, 1.069%, 5/25/32	United States	1,795	1,571
[f]FHLMC, 2996, FK, FRN, 0.591%, 6/15/35	United States	119,013	118,969
FNMA, G93-33, K, 7.00%, 9/25/23	United States	11,448	12,563
[f]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.599%, 10/25/35	United States	472,198	344,480
[d,f]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.421%, 6/15/20	United States	2,341,418	2,016,710
[f]Wells Fargo Mortgage Backed Securities Trust, 2004-W, A9, FRN, 2.989%, 11/25/34	United States	489,000	454,768
			3,921,344
Diversified Financials 1.1%			
[f]Advanta Business Card Master Trust,			
2005-A2, A2, FRN, 0.468%, 5/20/13	United States	50,036	49,790
2007-A4, A4, FRN, 0.368%, 4/22/13	United States	100,073	99,188
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.829%, 2/25/35	United States	30,273	21,973
[f]Chase Issuance Trust, 2007-A9, A9, FRN, 0.371%, 6/16/14	United States	500,000	498,313

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	533,467	$ 536,326
[d,f] JPMorgan Chase Commercial Mortgage Securities Corp., 2007-FL1A, A1, 144A, FRN, 0.716%, 7/15/19	United States	2,523,947	2,149,678
			3,355,268
Real Estate 0.0%[a]			
[f] Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN, 0.439%, 9/25/37	United States	96,057	69,602
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $7,388,008)			7,346,214
Mortgage-Backed Securities 8.7%			
[f] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%			
FHLMC, 2.65%, 6/01/35	United States	1,201,886	1,246,850
FHLMC, 2.733%, 12/01/34	United States	62,855	65,378
FHLMC, 3.324%, 11/01/35	United States	762,027	795,176
FHLMC, 3.341%, 10/01/33	United States	49,213	51,242
			2,158,646
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%			
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	1,656,236	1,771,750
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	424,613	461,822
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	2,850,836	3,041,141
			5,274,713
[f] Federal National Mortgage Association (FNMA) Adjustable Rate 5.7%			
FNMA, 1.642%, 5/01/33	United States	14,666	15,055
FNMA, 1.725%, 6/01/34	United States	26,087	26,798
FNMA, 1.898%, 4/01/34	United States	12,426	12,803
FNMA, 2.054%, 1/01/35	United States	1,085,696	1,116,280
FNMA, 2.055%, 3/01/33	United States	53,849	54,979
FNMA, 2.057%, 8/01/34	United States	86,503	89,247
FNMA, 2.138%, 7/01/34	United States	40,218	41,794
FNMA, 2.145%, 4/01/35	United States	21,958	22,045
FNMA, 2.263%, 4/01/33	United States	13,892	14,361
FNMA, 2.385%, 2/01/35	United States	23,254	24,063
FNMA, 2.415%, 3/01/34	United States	25,469	26,476
FNMA, 2.471%, 3/01/35	United States	74,320	76,637
FNMA, 2.523%, 8/01/34	United States	12,142	12,692
FNMA, 2.55%, 12/01/34	United States	4,984	5,191
FNMA, 2.638%, 1/01/35	United States	556,951	578,013
FNMA, 2.752%, 3/01/35	United States	1,452,380	1,512,252
FNMA, 2.76%, 4/01/33	United States	95,145	99,810
FNMA, 2.77%, 1/01/33	United States	12,149	12,670
FNMA, 2.92%, 2/01/34	United States	31,314	32,465
FNMA, 2.935%, 9/01/34	United States	539,370	561,866
FNMA, 2.94%, 11/01/36	United States	156,381	163,678
FNMA, 3.072%, 11/01/33	United States	1,322,467	1,376,222
FNMA, 3.087%, 1/01/35	United States	24,447	25,565
FNMA, 3.088%, 5/01/34	United States	775,043	802,739
FNMA, 3.158%, 9/01/35	United States	551,803	566,353
FNMA, 3.351%, 11/01/32	United States	47,557	49,490
FNMA, 3.732%, 2/01/36	United States	7,822,666	8,124,272
FNMA, 3.80%, 12/01/33	United States	52,764	54,551
FNMA, 4.104%, 8/01/33	United States	105,169	108,652
FNMA, 5.548%, 2/01/36	United States	2,443,502	2,574,996
			18,182,015
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%			
FNMA 15 Year, 4.50%, 1/01/24	United States	1,379,908	1,465,275
FNMA 30 Year, 5.00%, 3/01/38	United States	648,270	691,747
FNMA 30 Year, 9.00%, 12/01/20	United States	170	173
			2,157,195

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

[f]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%[a]**					
GNMA, 3.375%, 4/20/26	United States	25,636		$	26,560
GNMA, 3.625%, 8/20/26 - 9/20/26	United States	37,175			38,320
					64,880
Total Mortgage-Backed Securities (Cost $27,191,903)					27,837,449
Foreign Government and Agency Securities 10.0%					
[f,h]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	Argentina	30,000			10,725
Government of Australia, TB123, 5.75%, 4/15/12	Australia	2,810,000	AUD		2,590,515
Government of Hungary, 6.75%, 7/28/14	Hungary	300,000	EUR		407,118
Government of Indonesia,					
FR36, 11.50%, 9/15/19	Indonesia	165,000,000	IDR		22,554
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR		2,154,906
Government of Israel, 2680, 7.00%, 4/29/11	Israel	730,000	ILS		200,535
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000			232,736
[d]Government of Lithuania, 144A, 6.75%, 1/15/15	Lithuania	250,000			269,063
Government of Malaysia, senior bond,					
3.756%, 4/28/11	Malaysia	7,190,000	MYR		2,274,210
3.833%, 9/28/11	Malaysia	7,345,000	MYR		2,331,649
Government of Mexico, MI10, 8.00%, 12/19/13	Mexico	38,350[i]	MXN		326,112
Government of Norway, 6.00%, 5/16/11	Norway	865,000	NOK		146,410
Government of Poland,					
4.75%, 4/25/12	Poland	7,030,000	PLN		2,295,618
5.00%, 10/24/13	Poland	370,000	PLN		120,374
5.75%, 4/25/14	Poland	4,595,000	PLN		1,523,312
Government of Sri Lanka, A,					
12.00%, 7/15/11	Sri Lanka	960,000	LKR		8,749
8.50%, 1/15/13	Sri Lanka	3,400,000	LKR		29,615
13.50%, 2/01/13	Sri Lanka	3,900,000	LKR		37,767
7.00%, 3/01/14	Sri Lanka	470,000	LKR		3,845
11.25%, 7/15/14	Sri Lanka	11,700,000	LKR		109,496
11.00%, 8/01/15	Sri Lanka	13,400,000	LKR		124,665
Government of Sweden,					
5.25%, 3/15/11	Sweden	6,870,000	SEK		977,853
5.50%, 10/08/12	Sweden	13,460,000	SEK		2,025,199
Government of Venezuela,					
10.75%, 9/19/13	Venezuela	35,000			32,113
[j]senior bond, Reg S, 5.375%, 8/07/10	Venezuela	20,000			19,978
Korea Treasury Bond,					
4.25%, 12/10/12	South Korea	465,000,000	KRW		397,730
4.75%, 12/10/11	South Korea	95,000,000	KRW		81,769
senior bond, 4.00%, 6/10/12	South Korea	7,400,000,000	KRW		6,297,634
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	2,180,000	AUD		2,009,433
Nota Do Tesouro Nacional,					
9.609%, 1/01/12	Brazil	3,400[k]	BRL		1,898,648
9.609%, 1/01/13	Brazil	700[k]	BRL		383,011
[l]Index Linked, 6.00%, 5/15/17	Brazil	150[k]	BRL		162,000
Queensland Treasury Corp., 11, 6.00%, 6/14/11	Australia	1,400,000	AUD		1,280,023
[d,f]Societe Financement de l'Economie Francaise, senior bond, 144A, FRN, 0.726%, 7/16/12	France	1,000,000			1,002,715
Western Australia Treasury Corp., 5.50%, 7/17/12	Australia	305,000	AUD		279,177
Total Foreign Government and Agency Securities (Cost $31,646,261)					32,067,257
U.S. Government and Agency Securities 41.9%					
Bank of America Corp., FDIC Guaranteed, 2.375%, 6/22/12	United States	1,500,000			1,548,913
FHLB,					
2.25% 4/13/12	United States	3,500,000			3,600,174
5.75%, 5/15/12	United States	600,000			655,074
FHLMC,					
5.125%, 8/23/10	United States	600,000			601,731
5.125%, 7/15/12	United States	1,000,000			1,088,960
5.50%, 8/20/12	United States	1,200,000			1,317,446
3.50%, 5/29/13	United States	500,000			536,404

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

4.50%, 1/15/14	United States	2,000,000	2,224,902
senior note, 1.75%, 6/15/12	United States	5,000,000	$ 5,105,190
senior note, 2.50%, 4/23/14	United States	3,000,000	3,134,232
FNMA,			
4.25%, 8/15/10	United States	750,000	751,109
4.375%, 9/13/10	United States	300,000	301,448
2.875%, 10/12/10	United States	3,600,000	3,619,026
6.625%, 11/15/10	United States	800,000	815,010
5.00%, 10/15/11	United States	50,000	52,777
0.875%, 1/12/12	United States	4,000,000	4,022,648
1.00%, 4/04/12	United States	3,300,000	3,326,126
1.25%, 6/22/12	United States	2,000,000	2,024,152
1.75%, 5/07/13	United States	3,900,000	3,986,526
U.S. Treasury Note,			
4.50%, 11/30/11	United States	4,000,000	4,219,376
1.00%, 12/31/11	United States	5,000,000	5,042,775
1.375%, 2/15/12	United States	4,000,000	4,058,124
4.50%, 4/30/12	United States	4,500,000	4,817,988
1.375%, 5/15/12	United States	4,500,000	4,570,488
0.75%, 5/31/12	United States	9,000,000	9,039,033
4.75%, 5/31/12	United States	7,500,000	8,080,957
4.875%, 6/30/12	United States	6,000,000	6,500,394
1.75%, 8/15/12	United States	7,500,000	7,682,812
1.25%, 10/15/12	United States	12,000,000	12,200,628
1.375%, 2/15/13	United States	4,000,000	4,067,500
2.75%, 2/28/13	United States	4,000,000	4,215,624
1.375%, 3/15/13	United States	2,500,000	2,542,593
3.125%, 4/30/13	United States	3,000,000	3,201,093
2.75%, 10/31/13	United States	4,200,000	4,448,720
1.75%, 3/31/14	United States	5,300,000	5,429,187
2.375%, 9/30/14	United States	4,500,000	4,700,745
[m]Index Linked, 3.00%, 7/15/12	United States	606,705	645,714
Total U.S. Government and Agency Securities (Cost $131,627,346)			134,177,599
[f]**Senior Floating Rate Interests 1.9%**			
Capital Goods 0.2%			
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	United States	24,548	24,782
Oshkosh Truck Corp., Term Loan B-1, 6.54%, 12/06/13	United States	57,707	57,978
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.625%, 7/22/13	United States	9,008	8,535
Tranche B-1 Term B Loan, 2.875%, 7/22/13	United States	459,428	439,041
TransDigm Inc., Term Loan B, 2.538%, 6/23/13	United States	86,116	83,840
			614,176
Commercial & Professional Services 0.1%			
ARAMARK Corp.,			
Extended Synthetic L/C, 0.198%, 7/26/16	United States	5,304	5,116
Synthetic L/C, 0.198%, 1/26/14	United States	2,944	2,764
Term Loan B, 2.408%, 1/26/14	United States	40,658	38,168
Term Loan B Extended, 3.783%, 7/26/16	United States	80,643	77,787
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	United States	138,128	138,128
Duratek Inc. (EnergySolutions), Term Loan B, 6.00%, 6/07/13	United States	10,902	10,802
EnergySolutions LLC,			
Synthetic A Deposit, 6.00%, 6/07/13	United States	457	453
Synthetic L/C, 6.00%, 6/07/13	United States	1,699	1,683
Term Loan B, 6.00%, 6/07/13	United States	22,723	22,515
[h]Interactive Data Corp, Term Loan B, 7.25%, 1/29/17	United States	163,587	163,518
			460,934
Consumer Durables & Apparel 0.1%			
Jarden Corp.,			
Term Loan B1, 2.283%, 1/24/12	United States	2,440	2,395
Term Loan B2, 2.283%, 1/24/12	United States	7,325	7,194
Term Loan B4, 3.783%, 1/26/15	United States	105,109	104,002

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.343%, 10/04/11	United States	44,050	$ 43,527
			157,118
Consumer Services 0.1%			
Education Management LLC, Term Loan C, 2.313%, 6/01/13	United States	290,544	273,202
Penn National Gaming Inc., Term Loan B, 2.07% - 2.24%, 10/03/12	United States	123,754	121,290
			394,492
Diversified Financials 0.0%[a]			
MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	77,227	77,710
Food & Staples Retailing 0.1%			
SUPERVALU Inc.,			
Term Loan B, 1.566%, 6/02/12	United States	40,999	39,672
Term Loan B-2, 3.066%, 10/15/15	United States	129,082	124,941
			164,613
Food, Beverage & Tobacco 0.0%[a]			
Constellation Brands Inc., Term Loan B, 1.875%, 6/05/13	United States	17,597	17,170
Dean Foods Co., Term Loan B, 3.54%, 4/02/16	United States	91,833	86,208
[n]Michael Foods Group Inc., Term Loan B, 6.75%, 6/21/16	United States	34,081	34,212
			137,590
Health Care Equipment & Services 0.4%			
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.788%, 7/25/14	United States	22,614	21,459
Term Loan, 2.788%, 7/25/14	United States	440,763	418,256
DaVita Inc., Term Loan B-1, 1.83% - 2.04%, 10/05/12	United States	15,598	15,288
DJO Finance LLC, Term Loan B, 3.316%, 5/20/14	United States	159,252	151,887
Fresenius Medical Care Holdings Inc., Term Loan B, 1.69% - 1.908%, 3/31/13	Germany	53,585	52,203
HCA Inc.,			
Term Loan B-1, 2.783%, 11/18/13	United States	103,405	100,032
Tranche B-2 Term Loan, 3.783%, 3/31/17	United States	158,214	154,295
LifePoint Hospitals Inc., Term B-2 Loan, 3.25%, 4/15/15	United States	162,109	158,309
[n]Universal Health Services Inc., Term Loan B, 6.25%, 10/15/16	United States	130,000	129,242
			1,200,971
Materials 0.2%			
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.284%, 4/02/14	United States	160,942	154,414
Georgia-Pacific LLC, Term Loan C, 3.783% - 3.787%, 12/23/14	United States	115,128	114,768
Nalco Co., Term Loan, 6.50%, 5/13/16	United States	190,365	191,634
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	United States	184,406	184,867
			645,683
Media 0.2%			
Cinemark USA Inc., Extended Term Loan, 3.57% - 3.68%, 4/30/16	United States	284,056	277,690
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.091%, 3/29/16	United States	199,582	197,306
Regal Cinemas Corp., Term Loan, 4.033%, 11/17/16	United States	118,326	117,157
UPC Financing Partnership, Term Loan T, 4.251%, 12/31/16	Netherlands	57,989	55,292
			647,445
Pharmaceuticals, Biotechnology & Life Sciences 0.1%			
Mylan Inc., Term Loan B, 3.625% - 3.813%, 10/02/14	United States	161,461	160,946
Retailing 0.0%[a]			
Dollar General Corp., Tranche B-1 Term Loan, 3.066% - 3.225%, 7/07/14	United States	152,788	148,615
Software & Services 0.1%			
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	77,000	77,538
Lender Processing Services Inc., Term Loan B, 2.816%, 7/02/14	United States	39,408	39,293

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.999% - 4.061%, 2/28/16	United States	75,128		$ 72,557
[n]Trans Union LLC, Term Loan B, 6.75%, 6/15/17	United States	149,955		151,529
				340,917
Technology Hardware & Equipment 0.0%[a]				
Flextronics International USA Inc.,				
A Closing Date Loan, 2.591% - 2.596%, 10/01/14	United States	61,975		58,399
A-1-A Delayed Draw Term Loan, 2.591%, 10/01/14	United States	12,087		11,389
A-1-B Delayed Draw Term Loan, 2.566%, 10/01/14	United States	15,099		14,228
A-3 Delayed Draw Term Loan, 2.596%, 10/01/14	United States	21,119		20,010
				104,026
Telecommunication Services 0.2%				
Intelsat Corp. (PanAmSat),				
Incremental Term Loan B-2-A, 3.033%, 1/03/14	United States	1,149		1,086
Incremental Term Loan B-2-B, 3.033%, 1/03/14	United States	1,148		1,086
Incremental Term Loan B-2-C, 3.033%, 1/03/14	United States	1,148		1,086
Tranche B-2-A, 3.033%, 1/03/14	United States	162,530		153,718
Tranche B-2-B, 3.033%, 1/03/14	United States	162,480		153,670
Tranche B-2-C, 3.033%, 1/03/14	United States	162,480		153,670
Windstream Corp., Tranche B-2 Term Loan, 3.10% - 3.28%, 12/17/15	United States	53,741		53,271
				517,587
Utilities 0.1%				
NRG Energy Inc.,				
Credit Link, 2.283%, 2/01/13	United States	169,085		162,639
Term Loan, 2.283%, 2/01/13	United States	255,671		245,923
				408,562
Total Senior Floating Rate Interests (Cost $6,171,154)				6,181,385
Municipal Bonds 0.9%				
California State GO, Various Purpose, Refunding, 5.00%, 3/01/14	United States	1,475,000		1,655,127
Illinois State GO, Build America Bonds, 4.55%, 7/01/14	United States	1,000,000		1,025,510
Total Municipal Bonds (Cost $2,623,410)				2,680,637
Total Investments before Short Term Investments (Cost $284,235,045)				290,962,503
Short Term Investments 11.1%				
Foreign Government and Agency Securities 1.1%				
[o]Bank of Negara Monetary Note, 8/19/10 – 7/19/11	Malaysia	4,035,000	MYR	1,259,253
[f,i]Government of Venezuela, Reg S, FRN, 1.513%, 4/20/11	Venezuela	585,000		553,176
[o]Israel Treasury Bill, 10/06/10 – 4/06/11	Israel	6,085,000	ILS	1,592,698
[o]Malaysia Treasury Bill, 5/06/11 – 7/01/11	Malaysia	230,000	MYR	70,841
[o]Sri Lanka Treasury Bill, 7/08/11	Sri Lanka	450,000	LKR	3,647
Total Foreign Government and Agency Securities (Cost $3,481,706)				3,479,615
[f]**Senior Floating Rate Interests (Cost $10,449) 0.0%[a]**				
Nalco Co., Term Loan B, 2.125%, 11/04/10	United States	10,442		10,435
U.S. Government and Agency Securities (Cost $ 1,119,628) 0.4%				
[o,p]U.S. Treasury Bill, 8/26/10 – 11/26/10	United States	1,120,000		1,119,681
Total Investments before Money Market Funds (Cost $288,846,828)				295,572,234
		Shares		
Money Market Funds (Cost $30,726,214) 9.6%				
[b,q]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	30,726,214		30,726,214

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Total Investments (Cost $319,573,042) 102.1%		326,298,448
Other Assets, less Liabilities (2.1)%		(6,716,860)
Net Assets 100.0%	$	319,581,588

[a]Rounds to less than 0.1% of net assets.
[b]Non-income producing.
[c]The principal amount is stated in U.S. dollars unless otherwise indicated.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2010, the aggregate value of these securities was $19,605,261, representing 6.13% of net assets.
[e]Perpetual security with no stated maturity date.
[f]The coupon rate shown represents the rate at period end.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2010, the value of these securities was $573,154, representing 0.18% of net assets.
[k]Principal amount is stated in 1,000 Brazilian Real units.
[l]Redemption price at maturity is adjusted for inflation.
[m]Principal amount of security is adjusted for inflation.
[n]A portion or all of the security purchased on a delayed delivery basis.
[o]The security is traded on a discount basis with no stated coupon rate.
[p] Security or a portion of the security has been segregated as collateral for swap contracts. At July 31, 2010, the value of these securities was $659,826.
[q]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

At July 31, 2010, the fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Amount	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 2 Year Note	Long	90	$ 18,000,000	9/30/10	$ 31,806	$ -
U.S. Treasury 5 Year Note	Short	62	6,200,000	9/30/10		(195,842)
U.S. Treasury 10 Year Note	Short	41	4,100,000	9/21/10	-	(143,282)
Unrealized appreciation (depreciation)					31,806	(339,124)
Net unrealized appreciation (depreciation)						$ (307,318)

At July 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
New Zealand Dollar	BZWS	Sell	55,442	35,594	8/03/10	$ -	$ (4,622)
New Zealand Dollar	BZWS	Buy	55,442	40,284	8/03/10	-	(68)
New Zealand Dollar	DBAB	Buy	141,629	103,347	8/03/10	-	(613)
New Zealand Dollar	DBAB	Sell	141,629	90,975	8/03/10	-	(11,758)
New Zealand Dollar	BZWS	Buy	27,935	20,296	8/04/10	-	(34)
New Zealand Dollar	BZWS	Sell	27,935	17,934	8/04/10	-	(2,327)
New Zealand Dollar	DBAB	Buy	56,112	40,945	8/04/10	-	(246)
New Zealand Dollar	DBAB	Sell	56,112	35,850	8/04/10	-	(4,849)
New Zealand Dollar	CITI	Buy	140,649	102,139	8/05/10	-	(133)
New Zealand Dollar	CITI	Sell	140,649	91,847	8/05/10	-	(10,159)
New Zealand Dollar	DBAB	Buy	41,724	30,442	8/05/10	-	(181)
New Zealand Dollar	DBAB	Sell	41,724	27,196	8/05/10	-	(3,065)
New Zealand Dollar	HSBC	Buy	289,000	210,739	8/05/10	-	(1,140)
New Zealand Dollar	HSBC	Sell	289,000	186,925	8/05/10	-	(22,673)
New Zealand Dollar	CITI	Buy	55,081	39,994	8/06/10	-	(50)
New Zealand Dollar	CITI	Sell	55,081	35,996	8/06/10	-	(3,948)
New Zealand Dollar	FBCO	Buy	27,490	19,971	8/06/10	-	(36)
New Zealand Dollar	FBCO	Sell	27,490	17,903	8/06/10	-	(2,033)
New Zealand Dollar	CITI	Buy	54,349	38,280	8/09/10	1,125	-
New Zealand Dollar	CITI	Sell	54,349	35,733	8/09/10	-	(3,672)
New Zealand Dollar	DBAB	Buy	54,595	38,533	8/09/10	1,050	-
New Zealand Dollar	DBAB	Sell	54,595	35,912	8/09/10	-	(3,670)
New Zealand Dollar	FBCO	Buy	53,729	37,863	8/09/10	1,092	-
New Zealand Dollar	FBCO	Sell	53,729	35,405	8/09/10	-	(3,550)
New Zealand Dollar	FBCO	Buy	26,918	18,967	8/11/10	547	-
New Zealand Dollar	FBCO	Sell	53,824	35,746	8/11/10	-	(3,271)
New Zealand Dollar	DBAB	Buy	50,534	35,657	8/12/10	973	-
New Zealand Dollar	DBAB	Sell	50,534	33,009	8/12/10	-	(3,621)
New Israeli Shekel	CITI	Buy	150,000	39,584	8/17/10	180	-
New Israeli Shekel	CITI	Buy	150,000	39,518	8/19/10	244	-
New Israeli Shekel	DBAB	Buy	15,000	3,952	8/19/10	25	-
New Israeli Shekel	CITI	Buy	57,600	15,070	8/20/10	198	-

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

New Israeli Shekel	CITI	Buy	98,200	25,753		8/23/10	276	-
New Zealand Dollar	FBCO	Sell	49,380	32,560		8/24/10	-	(3,199)
New Zealand Dollar	DBAB	Buy	49,000	34,535		8/27/10	940	-
New Zealand Dollar	DBAB	Sell	49,000	32,757		8/27/10	-	(2,719)
Euro	BZWS	Sell	2,400	3,534		9/20/10	406	-
Euro	UBSW	Sell	15,642	22,935		9/23/10	2,550	-
Euro	JPHQ	Sell	6,904	10,222		9/24/10	1,225	-
Malaysian Ringgit	JPHQ	Buy	90,000	17,654	EUR	9/28/10	5,152	-
Euro	DBAB	Sell	1,355,000	1,982,270		10/04/10	216,487	-
Philippine Peso	DBAB	Buy	2,962,000	61,394		10/04/10	3,237	-
Philippine Peso	HSBC	Buy	2,376,000	49,116		10/04/10	2,728	-
Philippine Peso	DBAB	Buy	3,542,000	73,686		10/05/10	3,594	-
Philippine Peso	HSBC	Buy	3,543,000	73,689		10/05/10	3,613	-
Indian Rupee	DBAB	Buy	37,626,250	775,000		10/06/10	27,639	-
Philippine Peso	JPHQ	Buy	936,000	19,656		10/06/10	764	-
Philippine Peso	DBAB	Buy	2,908,000	61,412		10/07/10	2,022	-
Philippine Peso	CITI	Buy	1,164,000	24,565		10/08/10	824	-
Philippine Peso	DBAB	Buy	2,327,000	49,130		10/08/10	1,626	-
Philippine Peso	HSBC	Buy	2,331,000	49,122		10/08/10	1,721	-
Philippine Peso	JPHQ	Buy	1,160,000	24,545		10/08/10	757	-
Philippine Peso	DBAB	Buy	693,000	14,742		10/12/10	368	-
Philippine Peso	HSBC	Buy	1,155,000	24,559		10/13/10	622	-
Philippine Peso	JPHQ	Buy	2,582,000	55,171		10/13/10	1,120	-
Chinese Yuan	HSBC	Buy	58,724	5,963	EUR	10/15/10	900	-
Chinese Yuan	HSBC	Buy	19,095	2,900		10/25/10	-	(80)
Chinese Yuan	HSBC	Buy	37,968	5,751		10/26/10	-	(144)
Chinese Yuan	HSBC	Buy	18,971	2,868		10/27/10	-	(66)
Japanese Yen	DBAB	Sell	59,567,300	650,000		10/28/10	-	(39,786)
Euro	DBAB	Sell	1,051,000	1,554,009		10/29/10	184,537	-
Japanese Yen	BZWS	Sell	55,436,000	618,999		11/10/10	-	(23,053)
Japanese Yen	UBSW	Sell	172,318,944	1,932,000		11/17/10	-	(63,951)
Euro	DBAB	Sell	332,718	495,916		11/29/10	62,454	-
Mexican Peso	CITI	Sell	121,000	8,910		12/02/10	-	(516)
Euro	UBSW	Sell	373,000	533,334		1/11/11	47,509	-
Euro	BZWS	Sell	147,003	211,537		1/12/11	20,070	-
Philippine Peso	JPHQ	Buy	5,053,000	108,651		1/13/11	540	-
Euro	BZWS	Sell	227,000	329,377		1/14/11	33,719	-
Philippine Peso	HSBC	Buy	810,000	17,319		1/14/11	183	-
Euro	DBAB	Sell	47,000	67,989		1/18/11	6,775	-
Euro	CITI	Sell	532,000	751,051		1/27/11	58,193	-
Japanese Yen	DBAB	Sell	120,543,920	1,337,000		2/02/11	-	(60,630)
Malaysian Ringgit	DBAB	Buy	462,000	134,568		2/17/11	8,785	-
Indian Rupee	DBAB	Buy	1,355,000	29,856		4/11/11	-	(1,561)
Indian Rupee	DBAB	Buy	2,905,000	64,001		4/12/11	-	(3,347)
Indian Rupee	JPHQ	Buy	1,951,000	43,107		4/13/11	-	(2,375)
Indian Rupee	JPHQ	Buy	1,915,000	42,311		4/15/11	-	(2,340)
Indian Rupee	DBAB	Buy	673,000	14,824		4/19/11	-	(782)
Indian Rupee	JPHQ	Buy	957,000	21,056		4/19/11	-	(1,089)

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Chilean Peso	MSCO	Buy	62,760,000	119,484	4/25/11	-	(284)
Indian Rupee	DBAB	Buy	1,361,000	30,051	4/26/11	-	(1,674)
Chilean Peso	JPHQ	Buy	29,522,000	56,206	4/27/11	-	(142)
Indian Rupee	JPHQ	Buy	194,000	4,281	4/27/11	-	(236)
Chilean Peso	CITI	Buy	47,586,000	91,161	4/28/11	-	(800)
Indian Rupee	JPHQ	Buy	963,000	21,249	4/28/11	-	(1,174)
Indian Rupee	JPHQ	Buy	964,000	21,280	4/29/11	-	(1,187)
Indian Rupee	JPHQ	Buy	60,155,900	1,330,000	5/04/11	-	(76,672)
Indian Rupee	DBAB	Buy	1,843,000	38,784	6/01/11	-	(482)
Indian Rupee	HSBC	Buy	325,000	6,812	6/03/11	-	(59)
Indian Rupee	HSBC	Buy	1,805,000	37,440	6/03/11	64	-
Indian Rupee	DBAB	Buy	1,358,000	28,093	6/07/11	114	-
Euro	DBAB	Sell	1,680,000	2,029,020	6/08/11	-	(157,453)
Indian Rupee	HSBC	Buy	362,000	7,600	6/08/11	-	(82)
Indian Rupee	DBAB	Buy	368,000	7,656	6/10/11	-	(14)
Indian Rupee	HSBC	Buy	910,000	18,934	6/13/11	-	(42)
Indian Rupee	DBAB	Buy	920,000	19,299	6/16/11	-	(205)
Indian Rupee	DBAB	Buy	838,000	17,601	6/20/11	-	(216)
Indonesian Rupiah	JPHQ	Buy	5,835,300,000	617,361	6/30/11	-	(1,435)
Euro	DBAB	Sell	163,358	205,765	7/07/11	-	(6,806)
Unrealized appreciation (depreciation)						706,948	(540,320)
Net unrealized appreciation (depreciation)						$ 166,628	

[a]In U.S. dollars unless otherwise indicated.

At July 31, 2010, the fund had the following credit default swaps contracts outstanding. See Note 3.

Credit Default Swaps

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Unrealized Appreciation	Unrealized Depreciation	Rating[c]
Contracts to Buy Protection							
Single Name							
Bank of America Corp.	FBCO	$ 1,000,000	1.00%	6/20/15	$ 11,900	$ -	
Belo Corp.	BOFA	1,000,000	5.00%	3/20/11		(12,821)	
Belo Corp.	FBCO	1,000,000	5.00%	3/20/11		(9,383)	
Citadel Finance Ltd.	FBCO	1,500,000	5.00%	12/20/11	5,192	-	
Marsh & McLennan Cos. Inc.	FBCO	500,000	0.65%	9/20/10	18	-	
PHH Corp.	BOFA	1,000,000	5.00%	3/20/13	21,424	-	
Pulte Group Inc.	UBSW	1,000,000	5.00%	3/20/14	17,322	-	
Sprint Nextel Corp.	FBCO	2,000,000	5.00%	3/20/12	-	(48,742)	
Starwood Hotels & Resorts Worldwide, Inc.	FBCO	1,000,000	5.00%	3/20/13	-	(10,810)	
Wendys International, Inc.	MSCO	2,000,000	5.00%	6/20/14	41,565	-	
Contracts to Sell Protection[d]							
Single Name							
Freescale Semiconductor,	FBCO	400,000	5.00%	12/20/14	20,032	-	CCC

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Inc.							
Merrill Lynch & Co., Inc.	FBCO	2,000,000	1.00%	6/20/15	-	(8,057)	A
Traded Index							
CDX.NA.HY.14	FBCO	2,000,000	5.00%	6/20/15	-	(22,442)	Non Investment Grade
CDX.NA.IG.14	FBCO	2,000,000	1.00%	6/20/15	-	(12,201)	Investment Grade
LCDX.NA.13.5	FBCO	10,500,000	5.00%	12/20/14	376,626	-	Non Investment Grade
LCDX.NA.14	FBCO	3,800,000	2.50%	6/20/15	75,673		Non Investment Grade
Unrealized appreciation (depreciation)					569,752	(124,466)	
Net unrealized appreciation (depreciation)					$ 445,286		

[a]Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BOFA	99,991
FBCO	289,860
MSCS	269,975
MLCO	(20,000)
Total collateral for credit default swaps	$ 639,826

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

ABBREVIATIONS

Counterparty

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup Inc.
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.
MLCO	Merrill Lynch & Co. Inc.
MSCO	Morgan Stanley
UBSW	UBS AG

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
ILS	New Israeli Shekel

Franklin Investors Securities Trust
Franklin Low Duration Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

Selected Portfolio

FDIC	Federal Deposit Insurance Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
L/C	Letter of Credit

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Investors Securities Trust
Franklin Real Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

2.00%, 7/15/14	United States	1,157,434		$ 1,243,880
1.625%, 1/15/15	United States	44,561,116		47,206,932
2.00%, 1/15/16	United States	23,083,852		24,984,669
Total U.S. Government and Agency Securities (Cost $303,546,235)				310,277,892
Total Investments before Short Term Investments (Cost $431,741,718)				443,040,225
Short Term Investments 6.6%				
Foreign Government and Agency Securities 0.4%				
[j]Bank of Negara Monetary Note, 11/02/10 – 1/06/11	Malaysia	4,830,000	MYR	1,503,137
[j]Malaysia Treasury Bill, 10/15/10	Malaysia	460,000	MYR	143,634
Total Foreign Government and Agency Securities (Cost $1,638,374)				1,646,771
Total Investments before Repurchase Agreements (Cost $433,380,092)				444,686,996
Repurchase Agreements (Cost $29,548,548) 6.2%				
[k]Joint Repurchase Agreement, 0.185%, 8/02/10 (Maturity Value $29,549,004)	United States	29,548,548		29,548,548
Banc of America Securities LLC (Maturity Value $3,859,100)				
Barclays Capital Inc. (Maturity Value $3,859,100)				
BNP Paribas Securities Corp. (Maturity Value $4,134,200)				
Credit Suisse Securities (USA) LLC (Maturity Value $3,859,100)				
Deutsche Bank Securities Inc. (Maturity Value $4,281,651)				
HSBC Securities (USA) Inc. (Maturity Value $3,859,100)				
Morgan Stanley & Co. Inc. (Maturity Value $3,859,100)				
UBS Securities LLC (Maturity Value $1,837,653)				
Collateralized by U.S. Government Agency Securities, 0.223% - 6.875%, 8/13/10 - 7/28/15; [j]U.S. Government Agency Discount Notes, 5/12/11; U.S. Treasury Notes, 0.875% - 4.625%, 9/30/10 - 2/29/12; and [j]U.S. Treasury Bills, 10/21/10				
Total Investments (Cost $462,928,640) 99.6%				474,235,544
Other Assets, less Liabilities 0.4%				1,716,573
Net Assets 100.0%				$ 475,952,117

[a]Non-income producing.
[b]Rounds to less than 0.1% of net assets.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2010, the aggregate value of these securities was $9,043,467, representing 1.90% of net assets.
[d]The principal amount is stated in U.S. dollars unless otherwise indicated.
[e]The coupon rate shown represents the rate at period end.
[f]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[g]Principal amount is stated in 1000 Brazilian Real Units.
[h]Redemption price at maturity is adjusted for inflation.
[i]Principal amount of security is adjusted for inflation.
[j]The security is traded on a discount basis with no stated coupon rate.
[k]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2010, all repurchase agreements had been entered into on July 30, 2010.

Franklin Investors Securities Trust

Franklin Total Return Fund

Statement of Investments, July 31, 2010 (unaudited)

	Country/Organization	Shares	Value
Common Stocks 0.1%			
Consumer Durables & Apparel 0.0%			
[a,b]Comfort Co., Inc.	United States	716	$ —
Consumer Services 0.1%			
[a,c,d]Turtle Bay Resort	United States	1,550,568	1,550,568
Media 0.0%[e]			
[a]Charter Communications Inc., A	United States	1,331	48,581
[a,c]Dex One Corp.	United States	24,301	440,334
			488,915
Total Common Stocks (Cost $2,311,187)			2,039,483
Convertible Preferred Stocks (Cost $999,615) 0.0%[e]			
Automobiles & Components 0.0%[e]			
[a]General Motors Corp., 6.25%, cvt. pfd., C	United States	43,500	337,112
Preferred Stocks (Cost $164,010) 0.0%[e]			
Diversified Financials 0.0%[e]			
[f]GMAC Inc., 7.00%, pfd., 144A	United States	462	387,429
		Principal Amount[g]	
Corporate Bonds 30.9%			
Automobiles & Components 0.2%			
Ford Motor Credit Co. LLC, senior note,			
7.50%, 8/01/12	United States	2,000,000	2,097,500
7.00%, 4/15/15	United States	1,000,000	1,035,435
[h]6.625%, 8/15/17	United States	1,500,000	1,490,883
8.125%, 1/15/20	United States	1,000,000	1,071,382
			5,695,200
Banks 2.4%			
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000	8,382,920
BB&T Corp., senior note, 6.85%, 4/30/19	United States	6,800,000	8,092,449
[f,i]BNP Paribas, 144A, 7.195%, Perpetual	France	3,500,000	3,342,500
Countrywide Financial Corp., 4.00%, 3/22/11	United States	1,300,000	1,325,778
Discover Bank, sub. note, 8.70%, 11/18/19	United States	4,000,000	4,648,280
[i]Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67	United States	3,000,000	2,565,000
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000	3,261,120
[h]HSBK (Europe) BV, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000	3,627,592
PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000	7,429,898
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	4,500,000	4,820,755
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	7,000,000	7,373,956
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	4,000,000	4,391,000
[i]Wachovia Capital Trust III, junior sub. bond, 5.80%, Perpetual	United States	4,000,000	3,425,200
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000	1,037,350
[i]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	2,000,000	2,060,000
[i]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	5,500,000	6,002,150
Wells Fargo Financial Inc., senior note, 5.50%, 8/01/12	United States	850,000	911,136
			72,697,084
Capital Goods 0.6%			
[f]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,500,000	2,700,000
[f]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	United States	2,100,000	2,210,250
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	600,000	580,500
Hubbell Inc., 6.375%, 5/15/12	United States	1,000,000	1,075,652
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	3,900,000	4,821,211
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	2,300,000	2,357,500
[f]RBS Global & Rexnord Corp., senior note, 144A, 8.50%, 5/01/18	United States	3,000,000	3,060,000

Quarterly Statement of Investments

See Notes to Statements of Investments,

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

RSC Equipment Rental Inc./RSC Holdings III LLC, senior note,			
[f]144A, 10.25%, 11/15/19	United States	1,000,000	$ 1,027,500
9.50%, 12/01/14	United States	1,500,000	1,548,750
			19,381,363
Commercial & Professional Services 0.1%			
[f]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	600,000	624,000
[f,l]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	United States	1,600,000	1,764,533
			2,388,533
Consumer Durables & Apparel 0.8%			
Centex Corp., senior note,			
7.50%, 1/15/12	United States	3,750,000	3,909,375
5.45%, 8/15/12	United States	5,000,000	5,106,250
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,500,000	2,581,250
[f]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	1,000,000	1,070,000
Meritage Homes Corp., senior note, 6.25%, 3/15/15	United States	5,000,000	4,787,500
Pulte Homes Inc., senior note, 5.25%, 1/15/14	United States	5,000,000	4,931,250
			22,385,625
Consumer Services 1.9%			
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	5,000,000	5,450,000
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,500,000	3,791,250
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	2,500,000	2,790,625
Pinnacle Entertainment Inc., senior sub. note, 7.50%, 6/15/15	United States	2,500,000	2,437,500
Royal Caribbean Cruises Ltd., senior note, 7.25%, 6/15/16	United States	2,500,000	2,493,875
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	990,000
Starwood Hotels & Resorts Worldwide Inc., senior note,			
6.25%, 2/15/13	United States	3,682,000	3,875,305
7.875%, 10/15/14	United States	6,750,000	7,475,625
6.75%, 5/15/18	United States	1,500,000	1,541,250
7.15%, 12/01/19	United States	1,000,000	1,045,000
[m]Station Casinos Inc., senior note, 7.75%, 8/15/16	United States	1,000,000	25,000
[f]Universal City Development,			
senior note, 144A, 8.875%, 11/15/15	United States	1,500,000	1,552,500
senior sub. note, 144A, 10.875%, 11/15/16	United States	200,000	216,000
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	18,401,000	19,183,042
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,279,696
			56,146,668
Diversified Financials 7.1%			
American Express Centurion, senior note, 5.95%, 6/12/17	United States	800,000	884,206
American Express Co., senior note, 7.00%, 3/19/18	United States	4,300,000	5,084,445
Bank of America Corp.,			
4.50%, 4/01/15	United States	8,000,000	8,274,760
[i]pfd., sub. bond, M, 8.125%, Perpetual	United States	6,000,000	6,105,000
The Bear Stearns Cos. LLC, senior note,			
4.50%, 10/28/10	United States	675,000	681,602
B, 6.95%, 8/10/12	United States	1,100,000	1,214,341
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	United States	5,000,000	6,374,995
Capital One Capital V, pfd., junior sub. note, 10.25%, 8/15/39	United States	5,000,000	5,443,750
Capital One Capital VI, junior sub. stock, 8.875%, 5/15/40	United States	4,600,000	4,899,000
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	3,000,000	2,842,500
[f]Citadel Finance Ltd., senior bond, 144A, 6.25%, 12/15/11	United States	18,500,000	18,723,333
Citigroup Inc.,			
senior note, 6.50%, 8/19/13	United States	250,000	274,314
senior note, 5.50%, 10/15/14	United States	5,000,000	5,301,165
senior note, 8.125%, 7/15/39	United States	4,400,000	5,370,556
sub. note, 5.00%, 9/15/14	United States	4,000,000	4,082,112
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	834,189
Deutsche Bank AG, 4.875%, 5/20/13	Germany	6,100,000	6,560,245
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	3,700,000	4,338,435
General Electric Capital Corp.,			
[i]FRN, 0.618%, 10/21/10	United States	1,500,000	1,501,009

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

senior note, 5.625%, 5/01/18	United States	500,000		$ 546,143
senior note, 6.00%, 8/07/19	United States	8,000,000		8,870,768
senior note, A, 8.50%, 4/06/18	United States	245,000,000	MXN	19,261,528
GMAC Inc.,				
senior note, 6.875%, 9/15/11	United States	1,500,000		1,533,750
senior note, 6.875%, 8/28/12	United States	3,000,000		3,082,500
sub. note, 8.00%, 12/31/18	United States	1,000,000		976,250
The Goldman Sachs Group Inc.,				
senior bond, 5.375%, 3/15/20	United States	10,000,000		10,312,610
sub. note, 6.75%, 10/01/37	United States	2,700,000		2,759,141
JPMorgan Chase & Co.,				
6.30%, 4/23/19	United States	7,500,000		8,530,845
[j]junior sub. note, 1, 7.90%, Perpetual	United States	6,500,000		6,812,520
senior note, 4.95%, 3/25/20	United States	4,800,000		5,062,685
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,376,701
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000		3,879,864
Lazard Group, senior note, 6.85%, 6/15/17	United States	4,850,000		5,027,132
[m]Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18	United States	6,575,000		1,462,937
Merrill Lynch & Co. Inc., 6.875%, 4/25/18	United States	12,000,000		13,375,970
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,140,000		2,307,755
5.50%, 1/26/20	United States	10,000,000		10,066,420
[j]FRN, 2.930%, 5/14/13	United States	4,250,000		4,298,811
Nomura Holdings Inc., senior note, 6.70%, 3/04/20	Japan	6,100,000		6,752,310
[f]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	5,000,000		5,488,475
				212,575,072
Energy 4.1%				
Anadarko Petroleum Corp., senior note,				
8.70%, 3/15/19	United States	4,100,000		4,419,640
6.45%, 9/15/36	United States	2,260,000		2,038,289
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	2,000,000		2,095,000
Canadian Natural Resources Ltd., 5.90%, 2/01/18	Canada	5,000,000		5,737,240
Chesapeake Energy Corp., senior note, 6.625%, 1/15/16	United States	4,000,000		4,110,000
Compagnie Generale de Geophysique-Veritas, senior note,				
7.50%, 5/15/15	France	1,100,000		1,083,500
9.50%, 5/15/16	France	900,000		936,921
7.75%, 5/15/17	France	600,000		588,000
[f]Consol Energy Inc., senior note, 144A,				
8.00%, 4/01/17	United States	700,000		747,250
8.25%, 4/01/20	United States	500,000		540,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	1,000,000		1,050,000
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	694,000		744,315
Enterprise Products Operating LLC,				
[j]junior sub. note, FRN, 7.034%, 1/15/68	United States	2,500,000		2,390,880
senior note, 5.20%, 9/01/20	United States	10,000,000		10,733,870
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	2,000,000		1,962,500
[f]Gaz Capital SA, 144A, 6.212%, 11/22/16	Luxembourg	2,800,000		2,924,600
[f]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	United States	1,100,000		1,163,250
Hess Corp., 7.125%, 3/15/33	United States	500,000		593,101
Holly Corp., senior note, 9.875%, 6/15/17	United States	1,200,000		1,255,500
Kinder Morgan Inc., senior note, 5.15%, 3/01/15	United States	12,000,000		11,940,000
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Russia	4,100,000		4,127,060
Mariner Energy Inc., senior note, 11.75%, 6/30/16	United States	1,200,000		1,518,000
MarkWest Energy Partners LP, senior note, B, 6.875%, 11/01/14	United States	1,000,000		1,007,500
[f]OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12	Canada	700,000		715,750
Peabody Energy Corp., senior note,				
7.375%, 11/01/16	United States	1,500,000		1,642,500
B, 6.875%, 3/15/13	United States	1,100,000		1,113,750
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	23,100,000		20,645,491
[f]Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11	Egypt	353,242		354,383
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000		5,394,680
[f]SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16	United States	3,000,000		3,210,000
Teekay Corp., senior note, 8.50%, 1/15/20	Canada	700,000		738,500

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Tesoro Corp., senior note, 9.75%, 6/01/19	United States	800,000	$ 872,000
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	622,072
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,450,034
Weatherford International Ltd., 7.00%, 3/15/38	United States	3,400,000	3,569,191
[f]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000	10,424,110
			124,458,877
Food & Staples Retailing 0.4%			
CVS Caremark Corp., senior note, 5.75%, 6/01/17	United States	1,200,000	1,352,107
The Kroger Co.,			
6.15%, 1/15/20	United States	2,500,000	2,929,023
senior note, 5.00%, 4/15/13	United States	275,000	297,827
[c]Rite Aid Corp., senior secured note, 9.75%, 6/12/16	United States	1,500,000	1,621,875
[f]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	4,600,000	4,708,551
			10,909,383
Food, Beverage & Tobacco 1.8%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	8,500,000	11,153,215
[f]Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19	United States	10,000,000	12,474,050
Bunge Ltd. Finance Corp., senior note,			
5.875%, 5/15/13	United States	2,000,000	2,160,594
5.10%, 7/15/15	United States	680,000	720,195
[f]Cargill Inc., senior note, 144A, 5.60%, 9/15/12	United States	600,000	650,882
[f]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	1,500,000	1,537,500
[f]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	2,500,000	2,912,500
Kraft Foods Inc., senior note, 5.375%, 2/10/20	United States	9,900,000	10,849,499
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	200,000	207,750
[f]144A, 9.25%, 4/01/15	United States	1,300,000	1,350,375
Ralcorp Holdings Inc., 4.95%, 8/15/20	United States	7,900,000	8,065,679
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000	1,164,458
			53,246,697
Health Care Equipment & Services 1.3%			
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	6,000,000	6,225,240
CareFusion Corp., senior note, 6.375%, 8/01/19	United States	5,000,000	5,785,115
Coventry Health Care Inc., senior note, 6.30%, 8/15/14	United States	4,750,000	5,003,764
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	2,500,000	2,578,125
HCA Inc.,			
senior note, 6.95%, 5/01/12	United States	4,000,000	4,100,000
senior secured bond, 7.25%, 9/15/20	United States	1,700,000	1,806,250
senior secured note, 7.875%, 2/15/20	United States	2,000,000	2,180,000
[i]senior secured note, PIK, 9.625%, 11/15/16	United States	3,000,000	3,181,791
Medco Health Solutions Inc., 7.125%, 3/15/18	United States	4,500,000	5,390,451
[c,f]Tenet Healthcare Corp., senior secured note, 144A,			
10.00%, 5/01/18	United States	800,000	913,000
8.875%, 7/01/19	United States	1,000,000	1,105,000
US Oncology Inc., senior secured note, 9.125%, 8/15/17	United States	1,200,000	1,276,500
			39,545,236
Insurance 0.8%			
Aflac Inc., senior note, 8.50%, 5/15/19	United States	6,000,000	7,392,390
[i]Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67	United States	3,800,000	3,235,670
[i]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	4,000,000	3,720,076
[f]Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31	United States	1,200,000	1,263,846
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000	6,183,873
Willis North America Inc., senior note, 7.00%, 9/29/19	United States	2,600,000	2,779,449
			24,575,304
Materials 1.5%			
[f]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	6,500,000	7,919,067
Ball Corp., senior note,			
7.125%, 9/01/16	United States	300,000	324,000
7.375%, 9/01/19	United States	300,000	325,500
The Dow Chemical Co., senior note, 4.85%, 8/15/12	United States	6,000,000	6,357,120

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Pharmaceuticals, Biotechnology & Life Sciences 0.0%[e]				
GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	United States	25,000		$ 27,415
Real Estate 1.0%				
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000		5,159,789
[f]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	4,250,000		4,617,493
[f]Digital Realty Trust LP, 144A, 5.875%, 2/01/20	United States	6,400,000		6,567,642
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,213,974
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	1,000,000		915,000
HCP Inc., senior note, 6.70%, 1/30/18	United States	5,000,000		5,393,510
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000		5,574,575
				30,441,983
Retailing 0.1%				
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	2,000,000		2,100,000
Semiconductors & Semiconductor Equipment 0.0%[e]				
[f]Advanced Micro Devices Inc., senior note, 144A,				
8.125%, 12/15/17	United States	500,000		527,500
[h]7.75%, 8/01/20	United States	300,000		304,500
[f]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	600,000		633,000
				1,465,000
Software & Services 0.2%				
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000		909,275
Fiserv Inc., senior note, 6.125%, 11/20/12	United States	2,500,000		2,741,525
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	700,000		719,250
[f]TransUnion LLC/TransUnion Corp., senior note, 144A, 11.375%, 6/15/18	United States	600,000		646,500
				5,016,550
Technology Hardware & Equipment 0.0%[e]				
Viasat Inc., senior note, 8.875%, 9/15/16	United States	500,000		538,750
Telecommunication Services 2.1%				
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000		8,341,798
[f]Digicel Group Ltd., senior note, 144A,				
8.875%, 1/15/15	Jamaica	1,500,000		1,531,875
8.25%, 9/01/17	Jamaica	1,000,000		1,027,500
Embarq Corp., senior note, 7.082%, 6/01/16	United States	2,500,000		2,711,147
[f]Frontier Communications Corp., senior note, 144A,				
8.25%, 4/15/17	United States	300,000		321,750
8.50%, 4/15/20	United States	2,000,000		2,145,000
8.75%, 4/15/22	United States	900,000		969,750
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000		874,508
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	3,000,000		3,255,000
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Bermuda	2,000,000		2,040,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	2,500,000		2,625,000
Sprint Capital Corp., senior note, 8.375%, 3/15/12	United States	16,500,000		17,572,500
Telecom Italia Capital SA, senior note,				
4.95%, 9/30/14	Italy	1,500,000		1,560,978
6.999%, 6/04/18	Italy	6,000,000		6,746,640
Time Warner Entertainment Co. LP,				
senior bond, 8.375%, 3/15/23	United States	800,000		1,037,629
senior note, 8.875%, 10/01/12	United States	350,000		401,338
Verizon New York Inc., senior deb.,				
A, 6.875%, 4/01/12	United States	4,700,000		5,085,494
B, 7.375%, 4/01/32	United States	1,000,000		1,153,470
Verizon Pennsylvania Inc., senior bond, A, 5.65%, 11/15/11	United States	275,000		289,310
Verizon Virginia Inc., A, 4.625%, 3/15/13	United States	1,000,000		1,066,429
[c,f]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	1,607,187	EUR	1,937,473
				62,694,589

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Transportation 0.4%				
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	245,406	$	300,144
[f]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	600,000		632,352
11.50%, 4/01/18	United Kingdom	1,400,000		1,457,504
[f]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	2,000,000		2,175,000
[f]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		3,157,528
Hertz Corp., senior note, 7.625%, 6/01/12	United States	2,950,000		3,009,000
Union Pacific Corp., senior note, 5.75%, 11/15/17	United States	1,350,000		1,540,767
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	863,416		997,574
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	271,676		290,434
				13,560,303
Utilities 1.6%				
Ameren Corp., senior note, 8.875%, 5/15/14	United States	4,800,000		5,572,378
[f]Calpine Corp., senior secured note, 144A, 7.875%, 7/31/20	United States	900,000		913,500
CenterPoint Energy Inc., senior note,				
6.85%, 6/01/15	United States	1,000,000		1,144,040
6.125%, 11/01/17	United States	1,400,000		1,554,309
6.50%, 5/01/18	United States	7,000,000		7,889,483
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	1,000,000		1,146,767
Dominion Resources Inc., 6.40%, 6/15/18	United States	3,650,000		4,348,756
DPL Inc., senior note, 6.875%, 9/01/11	United States	500,000		527,830
Duke Energy Corp., senior note,				
5.65%, 6/15/13	United States	525,000		583,449
6.25%, 6/15/18	United States	1,800,000		2,079,522
[f]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,418,910
Georgia Power Co., senior note, 5.40%, 6/01/40	United States	5,750,000		5,977,286
[f]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	300,000	GBP	487,166
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,569,079
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	375,938		403,804
NRG Energy Inc., senior note,				
7.25%, 2/01/14	United States	2,000,000		2,055,000
7.375%, 2/01/16	United States	2,000,000		2,045,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	5,000,000		3,375,000
				48,091,279
Total Corporate Bonds (Cost $870,585,582)				931,084,657
Convertible Bonds 0.2%				
Pharmaceuticals, Biotechnology & Life Sciences 0.1%				
PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23	United States	1,900,000		2,147,000
Software & Services 0.1%				
[f]VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12	United States	2,100,000		1,971,375
Total Convertible Bonds (Cost $4,221,661)				4,118,375
Asset-Backed Securities and Commercial Mortgage-Backed Securities 8.9%				
Banks 5.9%				
Banc of America Commercial Mortgage Inc.,				
2006-1, AM, 5.421%, 9/10/45	United States	3,140,000		2,880,165
[i]2006-3, AM, FRN, 6.006%, 7/10/44	United States	6,745,000		5,723,568
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000		6,714,285
[i]Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.371%, 5/15/13	United States	3,346,502		3,325,610
Citigroup Commercial Mortgage Trust,				
2006-C5, A2, 5.378%, 10/15/49	United States	1,100,000		1,151,717
[i]2007-C6, AM, FRN, 5.887%, 6/10/17	United States	1,840,000		1,605,487

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

2006-CB17, AM, 5.464%, 12/12/43	United States	9,290,000	$ 8,251,602
[f,i]2007-FL1A, A1, 144A, FRN, 0.716%, 7/15/19	United States	18,719,274	15,943,442
[f]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	2,003,953	1,987,721
[f,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 1.039%, 12/21/17	United States	1,200,000	1,023,234
Residential Asset Securities Corp.,			
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866	7,010
2004-KS1, AI4, 4.213%, 4/25/32	United States	361,099	349,199
[i]2005-AHL2, A2, FRN, 0.589%, 10/25/35	United States	945,513	859,213
[i]Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2, FRN, 0.479%, 3/25/36	United States	2,393,654	2,202,397
[i]SLM Student Loan Trust,			
2005-4, A2, FRN, 0.578%, 4/26/21	United States	486,621	485,257
2005-9, A4, FRN, 0.598%, 1/25/23	United States	1,313,789	1,309,083
2006-9, A2, FRN, 0.498%, 4/25/17	United States	62,567	62,533
[i]Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 3.848%, 2/25/32	United States	50,463	42,574
[f,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.569%, 8/01/22	Cayman Islands	4,032,936	3,603,973
			84,972,607
Real Estate 0.2%			
[i]Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN, 0.439%, 9/25/37	United States	9,029,382	6,542,609
Retailing 0.0%[g]			
[i]Carmax Auto Owner Trust, 2008-2, A2B, FRN, 1.241%, 9/15/11	United States	108,708	108,772
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $283,563,548)			268,944,768
Mortgage-Backed Securities 17.8%			
[i]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.3%**			
FHLMC, 2.711%, 4/01/32	United States	877,148	914,656
FHLMC, 2.748%, 7/01/34	United States	525,414	546,430
FHLMC, 2.892%, 4/01/30	United States	438,904	460,167
FHLMC, 3.075%, 11/01/27	United States	4,688,389	4,829,941
FHLMC, 3.119%, 9/01/32	United States	254,874	265,508
FHLMC, 3.131%, 12/01/34	United States	349,593	364,910
FHLMC, 5.275%, 3/01/25	United States	130,106	138,663
FHLMC, 5.918%, 10/01/36	United States	66,337	70,553
FHLMC, 6.116%, 6/01/36	United States	408,428	431,591
			8,022,419
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.9%			
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	United States	9,387,716	10,045,164
FHLMC Gold 15 Year, 5.50%, 11/01/22 - 11/01/22	United States	1,505,397	1,627,350
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	3,832,753	4,179,343
[h]FHLMC Gold 30 Year, 4.50%, 3/01/39 - 8/01/39	United States	15,884,507	16,628,573
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/38	United States	43,667,604	46,594,769
[h]FHLMC Gold 30 Year, 5.00%, 8/01/39	United States	30,000,000	31,964,070
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	20,748,746	22,368,523
[h]FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/39	United States	29,096,715	31,656,748
FHLMC Gold 30 Year, 6.50%, 8/01/25 - 3/01/39	United States	11,671,485	12,827,667
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	462,844	526,604
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	68,559	78,548
FHLMC Gold 30 Year, 8.00%, 2/01/30	United States	114,693	132,645
FHLMC Gold 30 Year, 8.50%, 10/01/24 - 8/01/30	United States	26,332	30,871
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	64,855	68,906
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	107,170	127,319
			178,857,100
[i]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.6%**			
FNMA, 1.897%, 10/01/32	United States	832,045	854,321
FNMA, 2.25%, 6/01/15	United States	72,635	73,760

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Government of Hungary,				
6.75%, 7/28/14	Hungary	1,400,000	EUR	$ 1,899,885
senior note, 3.50%, 7/18/16	Hungary	115,000	EUR	135,366
senior note, 4.375%, 7/04/17	Hungary	215,000	EUR	258,393
senior note, 5.75%, 6/11/18	Hungary	695,000	EUR	896,638
senior note, 6.25%, 1/29/20	Hungary	2,310,000		2,359,087
senior note, 3.875%, 2/24/20	Hungary	285,000	EUR	322,225
Government of Indonesia,				
[k]senior bond, Reg S, 7.75%, 1/17/38	Indonesia	1,590,000		2,041,984
[f]senior note, 144A, 11.625%, 3/04/19	Indonesia	1,540,000		2,320,636
FR19, 14.25%, 6/15/13	Indonesia	7,995,000,000	IDR	1,058,366
FR34, 12.80%, 6/15/21	Indonesia	9,705,000,000	IDR	1,437,989
FR35, 12.90%, 6/15/22	Indonesia	21,000,000,000	IDR	3,124,510
FR36, 11.50%, 9/15/19	Indonesia	12,200,000,000	IDR	1,667,662
FR40, 11.00%, 9/15/25	Indonesia	43,390,000,000	IDR	5,743,764
FR44, 10.00%, 9/15/24	Indonesia	75,880,000,000	IDR	9,339,538
FR47, 10.00%, 2/15/28	Indonesia	188,340,000,000	IDR	22,311,830
[k]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	260,000		219,206
Government of Israel, 2680, 7.00%, 4/29/11	Israel	11,620,000	ILS	3,192,083
[f]Government of Lithuania, 144A,				
6.75%, 1/15/15	Lithuania	3,720,000		4,003,650
7.375%, 2/11/20	Lithuania	4,670,000		5,137,000
Government of Malaysia, senior bond,				
3.756%, 4/28/11	Malaysia	34,580,000	MYR	10,937,718
3.833%, 9/28/11	Malaysia	92,380,000	MYR	29,325,757
Government of Mexico, M 20,				
7.50%, 6/03/27	Mexico	902,900[p]	MXN	7,479,566
10.00%, 12/05/24	Mexico	400,000[p]	MXN	4,078,696
Government of Norway,				
6.00%, 5/16/11	Norway	3,600,000	NOK	609,338
6.50%, 5/15/13	Norway	35,500,000	NOK	6,496,480
Government of Peru,				
7.84%, 8/12/20	Peru	1,100,000	PEN	452,581
Series 7, 8.60%, 8/12/17	Peru	3,200,000	PEN	1,346,394
Government of Poland,				
4.75%, 4/25/12	Poland	37,230,000	PLN	12,157,304
5.00%, 10/24/13	Poland	4,665,000	PLN	1,517,690
5.75%, 4/25/14	Poland	69,430,000	PLN	23,017,096
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,104,728
[f]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	Qatar	2,010,000		2,334,314
Government of Russia,				
[f]144A, 7.50%, 3/31/30	Russia	5,195,240		6,043,363
[k]senior bond, Reg S, 7.50%, 3/31/30	Russia	8,574,400		9,974,171
Government of South Africa,				
6.875%, 5/27/19	South Africa	2,680,000		3,170,440
senior note, 6.50%, 6/02/14	South Africa	195,000		221,430
senior note, 5.875%, 5/30/22	South Africa	3,115,000		3,428,603
Government of Sri Lanka, A,				
12.00%, 7/15/11	Sri Lanka	17,450,000	LKR	159,025
8.50%, 1/15/13	Sri Lanka	61,500,000	LKR	535,691
13.50%, 2/01/13	Sri Lanka	71,700,000	LKR	694,328
7.00%, 3/01/14	Sri Lanka	8,480,000	LKR	69,369
11.25%, 7/15/14	Sri Lanka	212,700,000	LKR	1,990,588
11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	2,249,552
Government of Sweden,				
5.25%, 3/15/11	Sweden	86,320,000	SEK	12,286,506
5.50%, 10/08/12	Sweden	213,440,000	SEK	32,114,302
Government of Venezuela,				
10.75%, 9/19/13	Venezuela	715,000		656,013
[j,k]Reg S, FRN, 1.513%, 4/20/11	Venezuela	480,000		453,888
[k]senior bond, Reg S, 5.375%, 8/07/10	Venezuela	1,150,000		1,148,706
[f]Government of Vietnam, 144A,				
6.875%, 1/15/16	Vietnam	150,000		166,781
6.75%, 1/29/20	Vietnam	5,120,000		5,650,286
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	1,087,790,000	KRW	936,287

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.625%, 7/22/13	United States	586,204	$ 555,428
Tranche B-1 Term B Loan, 2.875%, 7/22/13	United States	3,863,247	3,691,815
TransDigm Inc., Term Loan B, 2.538%, 6/23/13	United States	2,283,891	2,223,530
			8,238,469
Commercial & Professional Services 0.4%			
ARAMARK Corp.,			
Extended Synthetic L/C, 0.198%, 7/26/16	United States	109,783	105,894
Synthetic L/C, 0.198%, 1/26/14	United States	78,373	73,572
Term Loan B, 2.408%, 1/26/14	United States	1,082,289	1,015,999
Term Loan B Extended, 3.783%, 7/26/16	United States	1,669,318	1,610,193
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	United States	2,639,777	2,639,777
Duratek Inc. (EnergySolutions), Term Loan B, 6.25%, 6/07/13	United States	386,087	382,548
EnergySolutions LLC,			
Synthetic A Deposit, 6.25%, 6/07/13	United States	11,827	11,719
Synthetic L/C, 6.25%, 6/07/13	United States	60,167	59,616
Term Loan B, 6.25%, 6/07/13	United States	804,725	797,348
[c,l,m] EnviroSolutions Inc., Initial Term Loan, PIK, 4.75%, 7/07/12	United States	966,470	773,176
[h] Interactive Data Corp, Term Loan B, 7.25%, 1/29/17	United States	3,126,326	3,125,022
			10,594,864
Consumer Durables & Apparel 0.1%			
Jarden Corp.,			
Term Loan B1, 2.283%, 1/24/12	United States	516,064	506,549
Term Loan B2, 2.283%, 1/24/12	United States	129,753	127,434
Term Loan B4, 3.783%, 1/26/15	United States	1,549,510	1,533,184
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.343%, 10/04/11	United States	1,172,568	1,158,644
[b,l] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	94,681	79,059
			3,404,870
Consumer Services 0.4%			
CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	United States	233,966	231,187
Education Management LLC, Term Loan C, 2.313%, 6/01/13	United States	3,762,244	3,537,687
Penn National Gaming Inc., Term Loan B, 2.07% - 2.24%, 10/03/12	United States	3,294,216	3,228,624
[c] Turtle Bay Holdings LLC,			
Term Loan A, 10.375%, 3/01/13	United States	1,526,495	1,457,803
[l] Term Loan B, PIK, 3.125%, 2/09/15	United States	3,166,222	2,374,667
			10,829,968
Diversified Financials 0.0%[e]			
MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	1,475,891	1,485,116
Food & Staples Retailing 0.1%			
SUPERVALU Inc.,			
Term Loan B, 1.566%, 6/02/12	United States	1,091,361	1,056,025
Term Loan B-2, 3.066%, 10/15/15	United States	2,161,217	2,091,879
			3,147,904
Food, Beverage & Tobacco 0.1%			
Constellation Brands Inc., Term Loan B, 1.875%, 6/05/13	United States	376,756	367,620
Dean Foods Co., Term Loan B, 1.915%, 4/02/14	United States	1,756,364	1,648,787
[h] Michael Foods Group Inc., Term Loan B, 6.75%, 6/21/16	United States	651,318	653,841
			2,670,248
Health Care Equipment & Services 0.7%			
Carestream Health Inc., Second Lien Term Loan, 5.566%, 10/30/13	United States	47,138	43,906
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.788%, 7/25/14	United States	315,429	299,322
Term Loan, 2.788%, 7/25/14	United States	6,153,102	5,838,894
DaVita Inc., Term Loan B-1, 1.83% - 2.04%, 10/05/12	United States	1,525,544	1,495,245
DJO Finance LLC, Term Loan B, 3.316%, 5/20/14	United States	2,713,960	2,588,440

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Incremental Term Loan B-2-C, 3.033%, 1/03/14	United States	25,644	$ 24,253
Tranche B-2-A, 3.033%, 1/03/14	United States	1,473,047	1,393,179
Tranche B-2-B, 3.033%, 1/03/14	United States	1,472,593	1,392,751
Tranche B-2-C, 3.033%, 1/03/14	United States	1,472,593	1,392,751
Windstream Corp., Tranche B-2 Term Loan, 3.10% - 3.28%, 12/17/15	United States	1,441,792	1,429,176
			5,680,624
Utilities 0.2%			
NRG Energy Inc.,			
Credit Link, 2.283%, 2/01/13	United States	2,216,427	2,131,926
Term Loan, 2.283%, 2/01/13	United States	3,346,955	3,219,352
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.845% - 4.066%, 10/10/14	United States	934,306	727,257
			6,078,535
Total Senior Floating Rate Interests (Cost $120,587,067)			120,965,049
Municipal Bonds 5.2%			
Bay Area Toll Authority Toll Bridge Revenue,			
Build America Bonds, Series S1, 6.793%, 4/01/30	United States	2,570,000	2,592,256
Build America Bonds, Series S1, 6.918%, 4/01/40	United States	2,240,000	2,266,163
San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/39	United States	990,000	1,022,353
California State GO, Various Purpose,			
6.00%, 4/01/38	United States	15,000,000	16,195,650
Refunding, 6.00%, 3/01/33	United States	15,500,000	16,851,755
Chicago Transit Authority Transfer Tax Receipts Revenue, Series A, 6.899%, 12/01/40	United States	800,000	846,872
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1, Assured Guaranty, 4.50%, 6/01/14	United States	16,000,000	16,878,400
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	769,613
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	5,755,000	5,990,380
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	United States	1,015,000	1,066,298
Los Angeles Community College District GO, Build America Bonds, 6.75%, 8/01/49	United States	15,000,000	15,638,850
Los Angeles USD, GO,			
Build America Bonds, 6.758%, 7/01/34	United States	4,600,000	4,923,104
Series KRY, 5.25%, 7/01/26	United States	565,000	614,567
MTA Revenue,			
Series B, Assured Guaranty, 5.25%, 11/15/20	United States	705,000	818,653
Transportation, Series A, AGMC Insured, 5.50%, 11/15/21	United States	665,000	790,778
'New York City IDA, 144A, 11.00%, 3/01/29	United States	700,000	813,659
New York State Dormitory Authority State Personal Income Tax Revenue, Build America Bonds, 5.50%, 3/15/30	United States	11,000,000	11,155,430
Oregon State GO, Build America Bonds, State Board of Education, Refunding, Series C, 5.382%, 8/01/39	United States	11,945,000	12,095,985
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,			
8/01/27	United States	1,150,000	438,173
8/01/30	United States	1,150,000	344,598
8/01/32	United States	1,440,000	370,440
8/01/33	United States	760,000	181,769
Sacramento MUD Electric Revenue, Build America Bonds, 6.156%, 5/15/36	United States	9,300,000	9,433,083
San Diego County Water Authority Financing Agency Water Revenue, Build America Bonds, San Diego Water, Series B, 6.138%, 5/01/49	United States	5,450,000	5,851,338
San Francisco City and County GO, Build America Bonds, 5.93%, 6/15/28	United States	9,300,000	9,936,306
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	United States	2,895,000	2,943,897
Washington State GO, Build America Bonds, 5.14%, 8/01/40	United States	15,810,000	15,808,893
Total Municipal Bonds (Cost $151,124,727)			156,639,263
Total Investments before Short Term Investments (Cost $2,876,704,362)			2,983,894,308

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

At July 31, 2010, the fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Amount	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Long Bond	Short	80	$8,000,000	9/21/10	$ -	$ (45,200)
U.S. Treasury 2 Year Note	Long	885	177,000,000	9/30/10	951,928	-
U.S. Treasury 5 Year Note	Long	1200	120,000,000	9/30/10	3,325,381	-
U.S. Treasury 10 Year Note	Short	620	62,000,000	9/21/10	-	(2,166,706)
Unrealized appreciation (depreciation)					4,277,309	(2,211,906)
Net unrealized appreciation (depreciation)					$ 2,065,403	

At July 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
New Zealand Dollar	BZWS	Buy	1,052,185	764,518	8/03/10	$ -	$ (1,295)
New Zealand Dollar	BZWS	Sell	1,052,185	675,503	8/03/10	-	(87,720)
New Zealand Dollar	DBAB	Buy	2,687,860	1,961,331	8/03/10	-	(11,640)
New Zealand Dollar	DBAB	Sell	2,687,860	1,726,547	8/03/10	-	(223,145)
New Zealand Dollar	BZWS	Buy	530,156	385,174	8/04/10	-	(646)
New Zealand Dollar	BZWS	Sell	530,156	340,360	8/04/10	-	(44,168)
New Zealand Dollar	DBAB	Buy	1,064,903	777,060	8/04/10	-	(4,673)
New Zealand Dollar	DBAB	Sell	1,064,903	680,367	8/04/10	-	(92,020)
New Zealand Dollar	CITI	Buy	2,669,265	1,938,420	8/05/10	-	(2,524)
New Zealand Dollar	CITI	Sell	2,669,265	1,743,097	8/05/10	-	(192,799)
New Zealand Dollar	DBAB	Buy	791,840	577,726	8/05/10	-	(3,441)
New Zealand Dollar	DBAB	Sell	791,840	516,121	8/05/10	-	(58,164)
New Zealand Dollar	HSBC	Buy	3,277,000	2,389,588	8/05/10	-	(12,930)
New Zealand Dollar	HSBC	Sell	3,277,000	2,119,564	8/05/10	-	(257,095)
New Zealand Dollar	CITI	Buy	1,045,341	759,022	8/06/10	-	(944)
New Zealand Dollar	CITI	Sell	1,045,341	683,146	8/06/10	-	(74,932)
New Zealand Dollar	FBCO	Buy	521,704	379,018	8/06/10	-	(680)
New Zealand Dollar	FBCO	Sell	521,704	339,759	8/06/10	-	(38,578)
New Zealand Dollar	CITI	Buy	1,031,453	748,732	8/09/10	-	(903)
New Zealand Dollar	CITI	Sell	1,031,453	678,139	8/09/10	-	(69,689)
New Zealand Dollar	DBAB	Buy	1,036,107	755,633	8/09/10	-	(4,430)
New Zealand Dollar	DBAB	Sell	1,036,107	681,551	8/09/10	-	(69,651)
New Zealand Dollar	FBCO	Buy	1,019,688	706,032	8/09/10	33,266	-
New Zealand Dollar	FBCO	Sell	1,019,688	671,923	8/09/10	-	(67,375)
New Zealand Dollar	FBCO	Sell	1,021,476	678,393	8/11/10	-	(62,084)
New Zealand Dollar	DBAB	Buy	2,171,853	1,532,459	8/12/10	41,811	-
New Zealand Dollar	DBAB	Sell	2,171,853	1,415,259	8/12/10	-	(159,012)
New Zealand Dollar	DBAB	Buy	1,142,000	804,662	8/13/10	23,053	-
New Zealand Dollar	DBAB	Sell	1,142,000	741,272	8/13/10	-	(86,443)
New Zealand Dollar	DBAB	Buy	1,205,000	862,057	8/16/10	11,112	-
New Zealand Dollar	DBAB	Sell	1,205,000	795,421	8/16/10	-	(77,748)
New Israeli Shekel	CITI	Buy	2,375,000	626,748	8/17/10	2,843	-
New Israeli Shekel	CITI	Buy	2,376,000	625,964	8/19/10	3,868	-

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

New Israeli Shekel	DBAB	Buy	238,000	62,698		8/19/10	392	-
New Israeli Shekel	CITI	Buy	911,600	238,508		8/20/10	3,136	-
New Israeli Shekel	CITI	Buy	1,555,600	407,951		8/23/10	4,377	-
New Zealand Dollar	FBCO	Sell	937,138	617,930		8/24/10	-	(60,710)
New Zealand Dollar	DBAB	Buy	933,000	663,997		8/27/10	11,486	-
New Zealand Dollar	DBAB	Sell	933,000	623,711		8/27/10	-	(51,772)
Euro	BZWS	Sell	101,400	149,296		9/20/10	17,150	-
Euro	UBSW	Buy	661,411	982,281		9/23/10	-	(120,324)
Euro	UBSW	Sell	661,411	969,781		9/23/10	107,824	-
Euro	JPHQ	Sell	290,999	430,853		9/24/10	51,621	-
Malaysian Ringgit	JPHQ	Buy	12,560,000	2,463,760	EUR	9/28/10	718,968	-
Euro	DBAB	Buy	994,762	1,348,997		10/04/10	-	(52,661)
Euro	DBAB	Sell	19,250,000	28,161,403		10/04/10	3,075,546	-
Philippine Peso	DBAB	Buy	44,751,000	927,559		10/04/10	48,913	-
Philippine Peso	HSBC	Buy	35,897,000	742,057		10/04/10	41,219	-
Philippine Peso	DBAB	Buy	53,504,000	1,113,067		10/05/10	54,284	-
Philippine Peso	HSBC	Buy	53,517,000	1,113,067		10/05/10	54,568	-
Indian Rupee	DBAB	Buy	622,168,250	12,815,000		10/06/10	457,026	-
Philippine Peso	JPHQ	Buy	14,135,000	296,829		10/06/10	11,539	-
Philippine Peso	DBAB	Buy	43,922,000	927,564		10/07/10	30,544	-
Philippine Peso	CITI	Buy	17,580,000	371,011		10/08/10	12,439	-
Philippine Peso	DBAB	Buy	35,146,000	742,040		10/08/10	24,556	-
Philippine Peso	HSBC	Buy	35,213,000	742,053		10/08/10	26,005	-
Philippine Peso	JPHQ	Buy	17,535,000	371,025		10/08/10	11,444	-
Philippine Peso	DBAB	Buy	10,465,000	222,612		10/12/10	5,561	-
Philippine Peso	HSBC	Buy	17,449,000	371,019		10/13/10	9,393	-
Philippine Peso	JPHQ	Buy	39,005,000	833,446		10/13/10	16,915	-
Chinese Yuan	HSBC	Buy	2,487,166	252,568	EUR	10/15/10	38,111	-
Chinese Yuan	HSBC	Buy	3,007,421	456,791		10/25/10	-	(12,671)
Chinese Yuan	HSBC	Buy	5,097,153	772,039		10/26/10	-	(19,305)
Chinese Yuan	HSBC	Buy	3,049,528	460,967		10/27/10	-	(10,614)
Japanese Yen	DBAB	Sell	879,763,200	9,600,000		10/28/10	-	(587,609)
Euro	DBAB	Sell	14,185,000	20,973,941		10/29/10	2,490,635	-
Japanese Yen	BZWS	Sell	857,065,000	9,569,997		11/10/10	-	(356,407)
Euro	UBSW	Sell	888,264	1,320,440		11/17/10	163,139	-
Japanese Yen	UBSW	Sell	2,236,935,360	25,080,000		11/17/10	-	(830,168)
Euro	DBAB	Sell	1,552,686	2,314,278		11/29/10	291,451	-
Mexican Peso	CITI	Sell	8,714,000	641,632		12/02/10	-	(37,164)
British Pound	DBAB	Sell	300,000	485,850		12/15/10	15,479	-
Euro	DBAB	Sell	1,460,625	2,129,445		12/15/10	226,724	-
Philippine Peso	JPHQ	Buy	76,351,000	1,641,718		1/13/11	8,161	-
Euro	BZWS	Sell	6,429,000	9,328,479		1/14/11	954,979	-
Philippine Peso	HSBC	Buy	12,250,000	261,920		1/14/11	2,766	-
Mexican Peso	DBAB	Sell	97,158,402	7,260,000		1/18/11	-	(268,242)
Euro	CITI	Sell	5,184,200	7,318,794		1/27/11	567,080	-
Euro	DBAB	Sell	2,367,500	3,342,792		1/27/11	259,445	-
Japanese Yen	DBAB	Sell	1,337,253,120	14,832,000		2/02/11	-	(672,595)
Euro	DBAB	Sell	961,785	1,312,644		2/16/11	60,176	-

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Malaysian Ringgit	DBAB	Buy	21,721,000	6,326,751	2/17/11	413,034	-
Indian Rupee	DBAB	Buy	16,152,000	355,889	4/11/11	-	(18,613)
Indian Rupee	DBAB	Buy	34,636,000	763,076	4/12/11	-	(39,902)
Indian Rupee	JPHQ	Buy	23,264,000	514,008	4/13/11	-	(28,322)
Indian Rupee	JPHQ	Buy	22,836,000	504,551	4/15/11	-	(27,898)
Indian Rupee	DBAB	Buy	8,029,000	176,850	4/19/11	-	(9,330)
Indian Rupee	JPHQ	Buy	11,408,000	251,001	4/19/11	-	(12,980)
Chilean Peso	MSCO	Buy	1,195,400,000	2,275,825	4/25/11	-	(5,417)
Indian Rupee	DBAB	Buy	16,221,000	358,159	4/26/11	-	(19,957)
Chilean Peso	JPHQ	Buy	562,321,000	1,070,578	4/27/11	-	(2,712)
Euro	UBSW	Sell	11,680,000	15,622,000	4/27/11	417,283	-
Indian Rupee	JPHQ	Buy	2,314,000	51,059	4/27/11	-	(2,817)
Chilean Peso	CITI	Buy	906,403,000	1,736,404	4/28/11	-	(15,242)
Indian Rupee	JPHQ	Buy	11,481,000	253,332	4/28/11	-	(14,000)
Indian Rupee	JPHQ	Buy	11,492,000	253,687	4/29/11	-	(14,147)
Indian Rupee	JPHQ	Buy	366,363,000	8,100,000	5/04/11	-	(466,952)
Euro	DBAB	Sell	585,912	721,140	5/20/11	-	(41,487)
Indian Rupee	DBAB	Buy	21,978,000	462,500	6/01/11	-	(5,743)
Indian Rupee	HSBC	Buy	3,876,000	81,241	6/03/11	-	(702)
Indian Rupee	HSBC	Buy	21,522,000	446,422	6/03/11	777	-
Indian Rupee	DBAB	Buy	16,189,000	334,899	6/07/11	1,368	-
Euro	DBAB	Sell	10,340,000	12,488,135	6/08/11	-	(969,079)
Indian Rupee	HSBC	Buy	4,321,000	90,720	6/08/11	-	(975)
Indian Rupee	DBAB	Buy	4,383,000	91,180	6/10/11	-	(164)
Indian Rupee	HSBC	Buy	10,910,000	226,998	6/13/11	-	(506)
Indian Rupee	DBAB	Buy	10,971,000	230,145	6/16/11	-	(2,446)
Indian Rupee	DBAB	Buy	9,993,000	209,893	6/20/11	-	(2,566)
	Unrealized appreciation (depreciation)					10,821,467	(6,486,928)
	Net unrealized appreciation (depreciation)					$ 4,334,539	

[a]In U.S. dollars unless otherwise indicated.

At July 31, 2010, the fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Unrealized Appreciation	Unrealized Depreciation	Rating[c]
Contracts to Buy Protection							
Single Name							
Bank of America Corp.	DBAB	$ 5,000,000	1.00%	6/20/15	$ 32,041	$ -	
Bank of America Corp.	FBCO	15,000,000	1.00%	6/20/15	97,249	-	
Belo Corp.	BOFA	1,000,000	5.00%	6/20/13	-	(12,821)	
Belo Corp.	CITI	8,000,000	5.00%	6/20/13	-	(179,992)	
Belo Corp.	DBAB	2,000,000	5.00%	6/20/13	-	(32,018)	
Belo Corp.	FBCO	4,000,000	5.00%	6/20/13	-	(37,573)	
Belo Corp.	GSCO	3,000,000	5.00%	6/20/13	-	(39,677)	
Centex Corp.	GSCO	3,750,000	4.00%	3/20/12	-	(175,376)	
Centex Corp.	GSCO	5,000,000	4.70%	9/20/12	-	(371,615)

Franklin Investors Securities Trust
Franklin Total Return Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citibank, Inc.
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
GSCO	The Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA, N.A.
JPHQ	JPMorgan Chase & Co.
MLCO	Merrill Lynch & Co., Inc.
MSCO	Morgan Stanley
UBSW	UBS AG

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FDIC	Federal Deposit Insurance Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GL	Government Loan
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
IO	Interest Only
L/C	Letter of Credit
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
PIK	Payment-In-Kind
SF	Single Family
USD	Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Certain funds generally enter into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds generally enter into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Funds investment objectives.

Certain funds generally enter into credit default swap contracts in order to manage or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are recorded as a liability or asset, and amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

Certain funds generally purchase or write option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Adjustable U.S. Government Securities Fund	Franklin Balanced Fund	Franklin Convertible Securities Fund
Cost of investments	$ 2,956,327,247	$ 159,727,189	$ 922,340,740
Unrealized appreciation	$ 26,608,643	$ 12,102,754	$ 70,984,010
Unrealized depreciation	(5,994,724)	(5,387,712)	(133,450,897)
Net unrealized appreciation (depreciation)	$ 20,613,919	$ 6,715,042	$ (62,466,887)

	Franklin Equity Income Fund	Franklin Floating Rate Daily Access Fund	Franklin Limited Maturity U.S. Government Securities Fund
Cost of investments	$ 775,150,317	$ 1,576,589,100	$ 469,523,517
Unrealized appreciation	$ 95,025,349	$ 31,477,286	$ 13,248,078
Unrealized depreciation	(65,439,391)	(23,644,222)	(526,025)
Net unrealized appreciation (depreciation)	$ 29,585,958	$ 7,833,064	$ 12,722,053

	Franklin Low Duration Total Return Fund	Franklin Real Return Fund	Franklin Total Return Fund
Cost of investments	$ 320,548,279	$ 468,745,739	$ 3,145,851,698
Unrealized appreciation	$ 6,909,072	$ 12,024,550	$ 148,237,166
Unrealized depreciation	(1,158,903)	(6,534,745)	(47,101,150)
Net unrealized appreciation (depreciation)	$ 5,750,169	$ 5,489,805	$ 101,136,016

5. RESTRICTED SECURITIES

At July 31, 2010, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount / Shares	Issuer	Acquisition Dates	Cost	Value
Franklin Convertible Securities Fund				
14,000,000	BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 (0.00% of Net Assets)	12/17/04 - 4/21/05	$12,814,643	$ -
Franklin Total Return Fund				
1,550,568	[a] Turtle Bay Resort (0.06% of Net Assets)	8/18/08 - 6/24/09	$ 1,513,874	$ 1,550,568

[a]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $3,832,470 as of July 31, 2010.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
Asset-Backed Securities and Commercial Mortgage-Backed Securities	$ -	$ 45,859	$ -	$ 45,859
Mortgage-Backed Securities	-	2,863,874,630	-	2,863,874,630
Short Term Investments	113,020,677	-	-	113,020,677
Total Investments in Securities	$ 113,020,677	$ 2,863,920,489	$ -	$ 2,976,941,166

Franklin Balanced Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy	$ 10,621,700	$ 2,949,750	$ -	$ 13,571,450
Health Care	8,653,113	1,392,000	-	10,045,113
Other Equity Investments[b]	61,407,356	-	-	61,407,356
Equity-Linked Securities	-	9,005,857	-	9,005,857
Convertible Bonds	-	7,611,710	-	7,611,710
Corporate Bonds	-	52,465,757	-	52,465,757
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	74,604	-	74,604
Mortgage-Backed Securities	-	309,957	-	309,957
Municipal Bonds	-	2,142,320	-	2,142,320
Options Purchased	280,000	-	-	280,000
Short Term Investments	9,528,107	-	-	9,528,107
Total Investments in Securities	$ 90,490,276	$ 75,951,955	$ -	$ 166,442,231
Liabilities:				
Options Written	40,400	-	-	40,400
Franklin Convertible Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 22,764,180	$ 16,796,131	$ -	$ 39,560,311
Energy	15,021,651	30,973,125	-	45,994,776
Financials	34,899,000	14,484,925	-	49,383,925
Health Care	-	13,050,000	-	13,050,000
Utilities	-	29,979,610	-	29,979,610
Other Equity Investments[b]	15,364,000	-	-	15,364,000
Convertible Bonds	-	646,549,505	-[c]	646,549,505
Short Term Investments	19,991,726	-	-	19,991,726
Total Investments in Securities	$ 108,040,557	$ 751,833,296	$ -[c]	$ 859,873,853
Franklin Equity Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 45,933,213	$ 10,356,525	$ -	$ 56,289,738
Energy	73,842,188	15,732,000	-	89,574,188
Health Care	73,530,665	5,742,000	-	79,272,665
Utilities	37,730,207	12,210,000	-	49,940,207
Other Equity Investments[b]	447,747,243	-	-	447,747,243
Equity-Linked Securities	-	23,300,490	-	23,300,490
Convertible Bonds	-	21,040,000	-	21,040,000
Corporate Bonds	-	13,625,040	-	13,625,040
Short Term Investments	23,946,704	-	-	23,946,704
Total Investments in Securities	$ 702,730,220	$ 102,006,055	$ -	$ 804,736,275

Franklin Floating Rate Daily Access Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Broadcasting	$ -	$ 3,443,083	$ -	$ 3,443,083
Steel	-	-	181,360	181,360
Senior Floating Rate Interests	-	1,458,571,866	-	1,458,571,866
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	3,502,940	-	3,502,940
Short Term Investments	118,722,915	-	-	118,722,915
Total Investments in Securities	$ 118,722,915	$ 1,465,517,889	$ 181,360	$ 1,584,422,164
Unfunded Loan Commitments	-	11,317	-	11,317
Franklin Limited Maturity U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$ 138,935,123	$ -	$ 138,935,123
U.S. Government and Agency Securities	-	312,883,223	-	312,883,223
Short Term Investments	9,666,450	20,760,774	-	30,427,224
Total Investments in Securities	$ 9,666,450	$ 472,579,120	$ -	$ 482,245,570
Franklin Low Duration Total Return Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]	$ 1,540	$ -	$ -	$ 1,540
Corporate Bonds	-	80,636,522	-	80,636,522
Convertible Bonds	-	33,900	-	33,900
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	7,346,214	-	7,346,214
Mortgage-Backed Securities	-	27,837,449	-	27,837,449
Foreign Government and Agency Securities	-	32,067,257	-	32,067,257
U.S. Government and Agency Securities	-	134,177,599	-	134,177,599
Senior Floating Rate Interests	-	6,181,385	-	6,181,385
Municipal Bonds	-	2,680,637	-	2,680,637
Short Term Investments	31,845,895	3,490,050	-	35,335,945
Total Investments in Securities	$ 31,847,435	$ 294,451,013	-	$ 326,298,448
Forward Exchange Contracts	-	706,948	-	706,948
Futures Contracts	31,806	-	-	31,806
Swaps	-	569,751	-	569,751
Liabilities:				
Forward Exchange Contracts	-	540,320	-	540,320
Futures Contracts	339,124	-	-	339,124
Swaps	-	124,465	-	124,465
Franklin Real Return Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Diversified Financials	$ -	$ 89,729	$ -	$ 89,729
Other Equity Investments[b]	19,930,542	-	-	19,930,542
Mutual Funds	22,428,000	-	-	22,428,000
Senior Floating Rate Interests	-	377,893	-	377,893
Corporate Bonds	-	20,642,154	-	20,642,154
Foreign Government and Agency Securities	-	69,294,015	-	69,294,015
U.S. Government and Agency Securities	-	310,277,892	-	310,277,892
Short Term Investments	-	31,195,319	-	31,195,319
Total Investments in Securities	$ 42,358,542	$ 431,877,002	$ -	$ 474,235,544
Forward Exchange Contracts	-	112,232	-	112,232
Liabilities:				
Forward Exchange Contracts	-	157,190	-	157,190

Franklin Total Return Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ -	$ 1,550,568	$ 1,550,568
Diversified Financials	-	387,429	-	387,429
Other Equity Investments[b]	826,027	-	-[c]	826,027
Corporate Bonds	-	931,084,657	-	931,084,657
Convertible Bonds	-	4,118,375	-	4,118,375
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	268,919,469	25,299	268,944,768
Mortgage-Backed Securities	-	537,799,172	-	537,799,172
Foreign Government and Agency Securities	-	429,317,286	-	429,317,286
U.S. Government and Agency Securities	-	532,261,714	-	532,261,714
Senior Floating Rate Interests	-	120,885,990	79,059	120,965,049
Municipal Bonds	-	156,639,263	-	156,639,263
Short Term Investments	245,228,009	17,865,397	-	263,093,406
Total Investments in Securities	$ 246,054,036	$ 2,999,278,752	$ 1,654,926	$ 3,246,987,714
Forward Exchange Contracts	-	10,821,467	-	10,821,467
Futures Contracts	4,277,309	-	-	4,277,309
Swaps	-	1,974,778	-	1,974,778
Unfunded Loan Commitments	-	4,894	-	4,894
Liabilities:				
Forward Exchange Contracts	-	6,486,928	-	6,486,928
Futures Contracts	2,211,906	-	-	2,211,906
Swaps	-	2,139,493	-	2,139,493

[a]Includes common, preferred, and convertible preferred stock as well as other equity investments.
[b]For detailed industry descriptions, see the accompanying Statements of Investments.
[c]Includes securities determined to have no value at July 31, 2010.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2010